Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (4.7%)
	Commonwealth Bank of Australia	3,215,844	204,180
	BHP Group Ltd.	5,349,210	178,391
	CSL Ltd.	822,982	170,622
	National Australia Bank Ltd.	5,971,676	107,043
	Westpac Banking Corp.	6,556,183	105,103
	Australia & New Zealand Banking Group Ltd.	5,153,480	92,783
	Wesfarmers Ltd.	2,059,112	85,472
	Woolworths Group Ltd.	2,300,363	71,550
	Macquarie Group Ltd.	591,736	59,013
	Rio Tinto Ltd.	674,232	56,433
	Transurban Group	4,974,145	50,120
	Fortescue Metals Group Ltd.	2,891,732	47,632
	Goodman Group	3,295,014	44,341
*	Afterpay Ltd.	396,546	40,481
	Woodside Petroleum Ltd.	1,734,399	32,193
	Coles Group Ltd.	2,318,905	32,101
	Amcor plc GDR	2,856,456	31,174
	Newcrest Mining Ltd.	1,478,502	28,101
	Aristocrat Leisure Ltd.	1,170,368	27,571
	Sonic Healthcare Ltd.	868,496	22,697
*	James Hardie Industries plc GDR	810,671	22,659
	Brambles Ltd.	2,777,692	22,350
*	Xero Ltd.	213,909	21,102
*	Scentre Group	9,534,086	19,751
	ASX Ltd.	354,608	19,376
	Telstra Corp. Ltd.	7,617,384	18,090
	Suncorp Group Ltd.	2,334,991	17,890
*	Cochlear Ltd.	116,186	17,470
	South32 Ltd.	8,827,884	17,026
*	Insurance Australia Group Ltd.	4,460,016	16,440
	QBE Insurance Group Ltd.	2,639,333	16,189
	APA Group	2,151,152	15,994
	Santos Ltd.	3,238,218	15,961
*	Ramsay Health Care Ltd.	314,694	15,100
	Stockland	4,383,197	14,792
	Dexus	2,031,581	13,913
*	SEEK Ltd.	641,730	13,673
	Mirvac Group	7,303,436	13,179
	Northern Star Resources Ltd.	1,306,554	12,644
	GPT Group	3,610,024	11,864
*	Tabcorp Holdings Ltd.	3,823,607	11,587
	BlueScope Steel Ltd.	922,217	11,578

		Shares	Market Value ($000)
	Origin Energy Ltd.	3,197,099	11,492
	Medibank Pvt Ltd.	5,114,318	11,360
	Lendlease Corp. Ltd.	1,240,700	11,312
*	Oil Search Ltd.	3,795,423	11,158
*	Sydney Airport	2,414,173	10,490
	Evolution Mining Ltd.	2,904,549	10,373
	Treasury Wine Estates Ltd.	1,322,186	10,116
	AGL Energy Ltd.	1,156,091	10,106
	REA Group Ltd.	88,882	9,880
	Computershare Ltd.	890,511	9,720
	Aurizon Holdings Ltd.	3,282,737	9,260
	Magellan Financial Group Ltd.	249,685	9,072
	Ampol Ltd.	455,070	9,060
	Coca-Cola Amatil Ltd.	909,541	9,054
	Charter Hall Group	857,064	8,856
	Orica Ltd.	749,564	8,701
	Atlas Arteria Ltd.	1,742,932	8,400
*	Boral Ltd.	2,250,812	8,274
	JB Hi-Fi Ltd.	207,977	8,174
	OZ Minerals Ltd.	571,577	8,085
	Vicinity Centres	6,932,377	8,066
	Domino's Pizza Enterprises Ltd.	107,862	7,543
*	Saracen Mineral Holdings Ltd.	1,985,340	7,302
*	Incitec Pivot Ltd.	3,558,050	7,130
	AMP Ltd.	6,290,113	7,095
*	NEXTDC Ltd.	785,495	6,917
	Bendigo & Adelaide Bank Ltd.	982,732	6,869
	Ansell Ltd.	229,980	6,429
	Mineral Resources Ltd.	244,460	6,367
	ALS Ltd.	840,439	6,358
*	Challenger Ltd.	1,198,492	6,051
	Alumina Ltd.	4,592,084	5,895
	Qube Holdings Ltd.	2,588,542	5,609
	carsales.com Ltd.	361,395	5,388
	Worley Ltd.	571,003	4,948
*	Downer EDI Ltd.	1,255,478	4,915
	Bank of Queensland Ltd.	810,482	4,906
	Metcash Ltd.	1,827,697	4,760
*	Crown Resorts Ltd.	632,131	4,617
	Altium Ltd.	195,297	4,553
*	Qantas Airways Ltd.	1,317,739	4,509
*	IDP Education Ltd.	258,714	4,503
	Harvey Norman Holdings Ltd.	1,059,552	4,291
	AusNet Services	3,248,584	4,276
	Seven Group Holdings Ltd.	237,619	4,041
	Cleanaway Waste Management Ltd.	2,385,019	4,018
*	Star Entertainment Grp Ltd.	1,511,069	3,952
	Beach Energy Ltd.	3,166,520	3,939
*	Iluka Resources Ltd.	756,601	3,706
*	TPG Telecom Ltd.	658,479	3,697
	CSR Ltd.	860,984	3,455
	WiseTech Global Ltd.	144,934	3,434
[1]	Washington H Soul Pattinson & Co. Ltd.	165,751	3,433
	Shopping Centres Australasia Property Group	1,905,091	3,369
*	Vocus Group Ltd.	1,074,540	3,361
	Orora Ltd.	1,738,247	3,319
	Appen Ltd.	193,207	3,270
*	CIMIC Group Ltd.	171,478	3,216

		Shares	Market Value ($000)
*	Flight Centre Travel Group Ltd.	257,055	2,741
*	Sims Ltd.	294,133	2,731
	IOOF Holdings Ltd.	1,134,828	2,681
*	Deterra Royalties Ltd.	756,601	2,490
	Perpetual Ltd.	97,163	2,383
*	Nufarm Ltd.	565,253	2,088
*	Whitehaven Coal Ltd.	1,571,637	1,783
	Adbri Ltd.	804,581	1,754
	Platinum Asset Management Ltd.	529,877	1,671
*	Domain Holdings Australia Ltd.	405,175	1,532
*,2	Bgp Holdings plc	3,738,510	—
			2,249,933
Austria (0.1%)
*	Erste Group Bank AG	521,353	15,922
	OMV AG	260,905	10,948
	Verbund AG	121,179	10,922
	voestalpine AG	212,982	7,773
	ANDRITZ AG	129,125	6,134
*	Raiffeisen Bank International AG	231,363	4,523
	Telekom Austria AG Class A	249,495	1,899
	Vienna Insurance Group AG Wiener Versicherung Gruppe	71,228	1,823
			59,944
Belgium (0.6%)
*	Anheuser-Busch InBev SA	1,506,812	94,587
*	KBC Group NV	497,682	34,705
*	Argenx SE	85,511	24,935
	UCB SA	218,653	22,642
	Umicore SA	373,761	21,170
	Groupe Bruxelles Lambert SA	195,873	19,376
	Ageas SA	325,563	16,668
	Solvay SA	125,685	14,295
	Sofina SA	27,352	8,842
	Elia Group SA	64,685	7,785
	Ackermans & van Haaren NV	40,025	6,117
	Etablissements Franz Colruyt NV	90,917	5,608
	Proximus SADP	256,653	5,408
	Telenet Group Holding NV	82,754	3,526
			285,664
Brazil (1.5%)
	Vale SA	3,246,233	52,182
	Vale SA Class B ADR	2,722,798	43,973
	B3 SA - Brasil Bolsa Balcao	3,705,512	40,500
	Itau Unibanco Holding SA ADR	6,247,861	32,614
	Petroleo Brasileiro SA ADR Preference	3,036,130	29,693
	Banco Bradesco SA ADR	5,558,666	25,236
	Magazine Luiza SA	4,804,300	22,189
	Weg SA	1,345,750	20,609
	Petroleo Brasileiro SA	4,082,205	20,391
	Notre Dame Intermedica Participacoes SA	935,740	16,162
	Itausa SA Preference	8,239,880	15,979
	Itau Unibanco Holding SA Preference	2,934,082	15,198
*	Suzano SA	1,312,088	14,880
*	Natura & Co. Holding SA	1,519,588	13,626
	Petroleo Brasileiro SA Preference	2,579,941	12,585
	Localiza Rent a Car SA	1,008,264	11,772
	Ambev SA	4,062,841	11,220
	Ambev SA ADR	3,969,675	11,075

		Shares	Market Value ($000)
	Petroleo Brasileiro SA ADR (XNYS)	1,099,469	11,050
	Lojas Renner SA	1,430,731	10,844
	Banco Bradesco SA Preference	2,217,753	10,028
	Banco Do Brasil SA	1,565,481	9,688
	Raia Drogasil SA	2,045,000	9,314
*	Rumo SA	2,270,058	8,422
	Banco Bradesco SA	2,088,143	8,259
	Banco BTG Pactual SA (BVMF)	474,566	8,244
	JBS SA	1,789,605	7,909
	Equatorial Energia SA	1,682,390	6,925
	Lojas Americanas SA Preference (BVMF)	1,569,485	6,910
	BB Seguridade Participacoes SA	1,242,560	6,282
[3]	Hapvida Participacoes e Investimentos SA	1,922,575	6,033
	Petrobras Distribuidora SA	1,367,117	5,812
*	Ultrapar Participacoes SA	1,441,952	5,740
*	Via Varejo SA	2,091,388	5,615
*	B2w Cia Digital	371,029	5,582
	Banco Santander Brasil SA	675,615	4,848
	Telefonica Brasil SA Preference	565,695	4,673
	Totvs SA	898,958	4,666
	Cia de Saneamento Basico do Estado de Sao Paulo	620,285	4,633
	CCR SA	2,071,033	4,588
	Bradespar SA Preference	398,300	4,550
	Hypera SA	753,859	4,449
	Gerdau SA ADR	1,009,875	4,282
*	BRF SA	1,093,832	4,242
	Sul America SA	535,252	3,904
	Gerdau SA Preference	916,080	3,893
	Energisa SA	431,624	3,885
	Cosan SA	276,534	3,794
	Centrais Eletricas Brasileiras SA	709,988	3,723
*	Azul SA Preference	503,726	3,714
[3]	Banco Inter SA Preference	447,900	3,566
*	Eneva SA	309,200	3,538
	YDUQS Part	542,192	3,325
	Cia Siderurgica Nacional SA	577,880	3,211
	Cia Siderurgica Nacional SA ADR	577,080	3,180
	TIM SA	1,287,930	3,131
[3]	Rede D'Or Sao Luiz SA	260,708	3,131
	Klabin SA	579,680	2,977
	Cia de Locacao das Americas	621,100	2,970
*	Cogna Educacao	3,361,881	2,777
	Centrais Eletricas Brasileiras SA Preference	526,176	2,764
	Qualicorp Consultoria e Corretora de Seguros SA	464,332	2,640
	Irb Brasil Resseguros S/A	1,997,219	2,628
	Transmissora Alianca de Energia Eletrica SA	434,296	2,547
	Engie Brasil Energia SA	323,610	2,541
	Atacadao SA	717,412	2,496
*	BR Malls Participacoes SA	1,409,178	2,460
	Cia Brasileira de Distribuicao	177,642	2,451
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	516,200	2,418
	Telefonica Brasil SA ADR	286,339	2,365
	Cia Energetica de Minas Gerais Preference	930,005	2,329
	Alpargatas SA Preference	317,700	2,255
	Fleury SA	457,118	2,194
	CPFL Energia SA	369,600	2,101
	EDP - Energias do Brasil SA	587,769	2,072
	Duratex SA	552,400	2,006

		Shares	Market Value ($000)
[1]	Cia Energetica de Minas Gerais ADR	763,898	1,933
	Multiplan Empreendimentos Imobiliarios SA	487,917	1,890
	Cia Energetica de Sao Paulo Preference	344,200	1,840
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference	757,700	1,828
	Banco Inter SA	215,175	1,765
	Cia Brasileira de Distribuicao ADR	127,955	1,752
	Cia de Saneamento do Parana	437,200	1,742
	Cia de Transmissao de Energia Eletrica Paulista Preference	361,196	1,739
*	Embraer SA ADR	260,246	1,671
[1]	Cia Paranaense de Energia ADR	136,574	1,642
	Sao Martinho SA	300,200	1,634
	Cielo SA	2,047,776	1,538
	Porto Seguro SA	173,512	1,528
	Neoenergia SA	448,300	1,481
	Odontoprev SA	486,800	1,261
*	Aliansce Sonae Shopping Centers sa	234,100	1,181
	Lojas Americanas SA (BVMF)	338,685	1,168
	Ez Tec Empreendimentos e Participacoes SA	167,500	1,123
	Cia Energetica de Minas Gerais	349,006	1,033
	Itau Unibanco Holding SA	199,106	940
	Banco do Estado do Rio Grande do Sul SA Class B Preference	379,600	934
	M Dias Branco SA	168,686	929
*	Braskem SA Preference	202,500	896
*	Cosan Logistica SA	227,700	783
*	Banco BTG Pactual SA (BPAC9)	43,440	755
*	Banco BTG Pactual SA	43,440	747
	Grendene SA	528,200	744
*,1	Braskem SA ADR	71,344	633
	Cia Paranaense de Energia	52,708	599
*	Embraer SA	313,800	504
	Guararapes Confeccoes SA	164,900	451
	Cia Paranaense de Energia Preference	35,700	426
	TIM SA ADR	31,251	376
*	BRF SA ADR	50,677	199
*	CVC Brasil Operadora e Agencia de Viagens SA	56,055	195
*	Lojas Americanas SA Preference	14,454	12
*	Lojas Americanas SA	3,192	2
			716,332
Canada (5.3%)
*	Shopify Inc. Class A	195,755	213,442
	Royal Bank of Canada	2,586,764	209,369
[1]	Toronto-Dominion Bank	3,282,108	185,980
	Canadian National Railway Co.	1,290,488	130,709
	Enbridge Inc.	3,638,174	122,226
	Bank of Nova Scotia	2,194,772	117,054
	Brookfield Asset Management Inc. Class A	2,420,867	93,806
[1]	Bank of Montreal	1,162,146	86,446
	Canadian Pacific Railway Ltd.	245,903	82,620
	TC Energy Corp.	1,704,106	73,042
	Canadian Imperial Bank of Commerce	808,119	68,871
	Manulife Financial Corp.	3,515,631	63,536
	Nutrien Ltd.	1,033,373	50,895
	Sun Life Financial Inc.	1,063,065	49,132
	Barrick Gold Corp.	2,159,465	48,230
	Canadian Natural Resources Ltd.	2,100,255	47,450
	Waste Connections Inc.	481,090	47,396
	Suncor Energy Inc.	2,771,604	46,361
	Alimentation Couche-Tard Inc. Class B	1,517,844	46,292

		Shares	Market Value ($000)
	Constellation Software Inc.	34,811	42,407
	Franco-Nevada Corp.	340,047	40,508
	Magna International Inc.	500,884	35,276
	National Bank of Canada	609,906	34,279
	Fortis Inc.	843,411	34,112
	Wheaton Precious Metals Corp.	816,185	33,522
*	CGI Inc.	416,477	33,383
	Restaurant Brands International Inc.	532,916	30,739
[1]	Agnico Eagle Mines Ltd.	438,763	30,630
	Rogers Communications Inc. Class B	638,378	28,810
	Intact Financial Corp.	259,130	28,573
[1]	Pembina Pipeline Corp.	995,643	26,208
	Thomson Reuters Corp.	306,319	24,977
	Barrick Gold Corp. (XLON)	1,025,962	23,253
	BCE Inc.	548,125	23,249
	Power Corp. of Canada	995,041	23,165
	Dollarama Inc.	529,117	20,685
	Metro Inc.	458,092	19,803
	Fairfax Financial Holdings Ltd.	49,093	17,811
*,1	Canopy Growth Corp.	414,790	16,605
	TELUS Corp.	780,250	16,102
*	Teck Resources Ltd. Class B	843,453	15,408
*	Bausch Health Cos. Inc.	568,329	14,502
[1]	Shaw Communications Inc. Class B	840,964	14,429
	Loblaw Cos. Ltd.	297,147	14,349
*	Cenovus Energy Inc.	2,291,133	13,527
[1]	Canadian Tire Corp. Ltd. Class A	103,642	13,439
[3]	Hydro One Ltd.	576,631	13,361
[1]	Saputo Inc.	427,959	11,221
	Great-West Lifeco Inc.	478,952	10,937
	George Weston Ltd.	130,506	9,446
	Imperial Oil Ltd.	409,541	7,792
[1]	Canadian Utilities Ltd. Class A	220,823	5,459
*	Shopify Inc. Class A (XTSE)	3,703	4,068
	IGM Financial Inc.	145,232	3,849
	Enbridge Inc. (XTSE)	30,400	1,021
	Barrick Gold Corp. (XTSE)	23,670	529
*,2	Topicus.com Inc.	38,436	145
			2,520,436
Chile (0.2%)
	Empresas COPEC SA	888,489	9,328
	Sociedad Quimica y Minera de Chile SA ADR	178,766	9,106
	Banco De Chile	79,389,178	8,089
	Empresas CMPC SA	2,207,285	5,902
	Saci Falabella	1,441,851	4,935
	Banco Santander Chile ADR	224,425	4,531
	Enel Americas SA ADR	577,716	4,327
	Cencosud SA	2,354,246	4,084
	Banco de Credito e Inversiones SA	85,151	3,569
	Enel Americas SA	20,232,431	3,043
	Colbun SA	13,117,670	2,262
*	Enel Chile SA	30,780,956	2,230
	Cia Cervecerias Unidas SA	265,864	2,178
	Sociedad Quimica y Minera de Chile SA Class B Preference	40,117	2,032
	Parque Arauco SA	1,089,317	1,596
	Empresa Nacional de Telecomunicaciones SA	248,092	1,520
	Aguas Andinas SA Class A	4,641,871	1,409
	Banco Santander Chile SA	25,843,539	1,308

		Shares	Market Value ($000)
	Cencosud Shopping SA	876,636	1,268
	Enel Chile SA ADR	331,452	1,220
	Engie Energia Chile SA	890,656	1,064
	AES Gener SA	6,255,407	1,050
	Itau CorpBanca Chile SA	307,847,806	1,048
	Embotelladora Andina SA Preference	335,712	850
	Plaza SA	540,607	808
			78,757
China (12.1%)
	Tencent Holdings Ltd.	10,403,847	927,017
*	Alibaba Group Holding Ltd. ADR	3,191,367	810,065
*	Meituan Class B	6,510,090	300,176
*	JD.com Inc. ADR	1,555,389	137,947
	China Construction Bank Corp. Class H	163,731,517	124,013
	Ping An Insurance Group Co. of China Ltd. Class H	10,301,362	121,327
*	NIO Inc. ADR	2,018,236	115,039
*	Baidu Inc. ADR	486,883	114,427
	Industrial & Commercial Bank of China Ltd. Class H	145,474,655	92,794
*,3	Xiaomi Corp. Class B	24,013,233	89,682
*	Pinduoduo Inc. ADR	521,620	86,438
	NetEase Inc. ADR	684,989	78,767
*,3	Wuxi Biologics Cayman Inc.	5,399,112	75,598
	China Merchants Bank Co. Ltd. Class H	7,218,341	55,277
*	TAL Education Group ADR	710,173	54,598
	Kweichow Moutai Co. Ltd. Class A	160,125	52,331
	Bank of China Ltd. Class H	142,844,284	48,351
*	New Oriental Education & Technology Group Inc. ADR	259,947	43,541
	BYD Co. Ltd. Class H	1,436,155	43,377
	Geely Automobile Holdings Ltd.	9,663,097	35,027
	ANTA Sports Products Ltd.	1,912,673	31,499
	Sunny Optical Technology Group Co. Ltd.	1,193,418	31,177
	China Life Insurance Co. Ltd. Class H	14,024,183	29,784
*	Bilibili Inc. ADR	259,632	29,570
*	China Mengniu Dairy Co. Ltd.	4,888,019	29,069
*	Trip.com Group Ltd. ADR	857,768	27,303
	Shenzhou International Group Holdings Ltd.	1,390,149	27,110
*	Alibaba Health Information Technology Ltd.	8,560,719	26,689
*,3	Innovent Biologics Inc.	2,303,347	26,183
	China Resources Beer Holdings Co. Ltd.	2,931,630	25,848
	Li Ning Co. Ltd.	3,830,628	23,864
	ZTO Express Cayman Inc. ADR	719,288	23,794
	Ping An Insurance Group Co. of China Ltd. Class A	1,912,300	23,339
*	Tencent Music Entertainment Group ADR	852,475	22,676
	China Petroleum and Chemical Corp. (Sinopec) Class H	47,874,731	22,673
	Wuliangye Yibin Co. Ltd. Class A	497,508	22,347
	ENN Energy Holdings Ltd.	1,398,718	21,572
	Agricultural Bank of China Class H	58,287,835	21,017
*	Vipshop Holdings Ltd. ADR	765,410	20,988
	China Pacific Insurance Group Co. Ltd. Class H	5,019,825	20,675
*	GDS Holdings Ltd. ADR	194,391	20,131
	China Resources Land Ltd.	5,017,316	19,854
*	Zai Lab Ltd. ADR	122,471	19,604
	Country Garden Services Holdings Co. Ltd.	2,400,701	19,512
[3]	Longfor Group Holdings Ltd.	3,377,335	19,019
*	Kingdee International Software Group Co. Ltd.	4,642,303	18,596
	Great Wall Motor Co. Ltd. Class H	5,858,692	18,266
	China Merchants Bank Co. Ltd. Class A	2,288,500	18,040
	China Gas Holdings Ltd.	4,825,167	16,982

		Shares	Market Value ($000)
	Sunac China Holdings Ltd.	4,550,127	16,905
	Sino Biopharmaceutical Ltd.	18,028,718	16,737
	Country Garden Holdings Co.	13,705,793	16,463
*	Huazhu Group Ltd. ADR	339,283	16,455
	Xinyi Solar Holdings Ltd.	7,434,220	16,266
	China Overseas Land & Investment Ltd.	7,052,629	16,021
	CSPC Pharmaceutical Group Ltd.	15,522,869	15,781
*,3	Smoore International Holdings Ltd.	1,520,513	14,976
*	Haier Smart Home Co. Ltd. Class H	3,536,502	14,642
*	Yihai International Holding Ltd.	887,418	14,578
	China Conch Venture Holdings Ltd.	3,038,415	14,447
[3]	China Feihe Ltd.	4,724,745	14,088
[3]	Haidilao International Holding Ltd.	1,647,237	13,831
	Anhui Conch Cement Co. Ltd. Class H	2,276,937	13,452
	China Vanke Co. Ltd. Class H	3,713,439	13,286
	China Shenhua Energy Co. Ltd. Class H	6,774,360	12,513
[3]	China Tower Corp. Ltd. Class H	86,235,053	12,416
	Kingsoft Corp. Ltd.	1,603,723	12,362
[3]	Postal Savings Bank of China Co. Ltd. Class H	16,843,637	12,017
	WuXi AppTec Co. Ltd. Class A	459,101	11,781
	Zijin Mining Group Co. Ltd. Class H	10,646,882	11,753
	Autohome Inc. ADR	105,180	11,594
*	KE Holdings Inc. ADR	194,048	11,468
	PetroChina Co. Ltd. Class H	37,952,969	11,446
	China Tourism Group Duty Free Corp. Ltd. Class A	250,262	11,337
	Jiangsu Hengrui Medicine Co. Ltd. Class A	686,682	10,989
	Weichai Power Co. Ltd. Class H	3,575,334	10,545
*	iQIYI Inc. ADR	459,546	10,041
	CITIC Securities Co. Ltd. Class H	4,568,793	10,003
[1]	BYD Electronic International Co. Ltd.	1,401,091	9,650
	Guangdong Investment Ltd.	5,462,664	9,568
	Hengan International Group Co. Ltd.	1,326,293	9,486
*,3	Hansoh Pharmaceutical Group Co. Ltd.	1,720,608	9,371
	Industrial Bank Co. Ltd. Class A	2,603,400	9,287
	JOYY Inc. ADR	98,748	9,089
	PICC Property & Casualty Co. Ltd. Class H	12,504,470	9,083
	China Longyuan Power Group Corp. Ltd. Class H	6,142,086	8,991
*,3	Ping An Healthcare and Technology Co. Ltd.	707,508	8,754
	Ping An Bank Co. Ltd. Class A	2,434,100	8,679
	BYD Co. Ltd. Class A	228,900	8,669
*,1	GSX Techedu Inc. ADR	81,571	8,566
	China National Building Material Co. Ltd. Class H	7,133,670	8,502
	China Evergrande Group	4,381,461	8,403
	Tsingtao Brewery Co. Ltd. Class H	861,438	8,307
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	119,565	8,271
	Bank of Communications Ltd. Class H	15,196,099	8,217
	LONGi Green Energy Technology Co. Ltd. Class A	491,300	8,131
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,329,946	8,086
	China Resources Gas Group Ltd.	1,596,189	7,951
	China Minsheng Banking Corp. Ltd. Class H	13,813,669	7,898
	China CITIC Bank Corp. Ltd. Class H	17,452,749	7,731
	Shimao Group Holdings Ltd.	2,610,246	7,547
	Luzhou Laojiao Co. Ltd. Class A	186,800	7,431
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	1,067,165	7,409
	Agricultural Bank of China Ltd. Class A	15,197,200	7,399
	Luxshare Precision Industry Co. Ltd. Class A	906,339	7,391
	Citic Pacific Ltd.	9,012,697	7,016
	Wanhua Chemical Group Co. Ltd. Class A	401,000	6,912

		Shares	Market Value ($000)
	Zhongsheng Group Holdings Ltd.	1,167,604	6,838
*,3	JD Health International Inc.	343,023	6,751
*,3	China International Capital Corp. Ltd. Class H	2,561,227	6,678
	Sany Heavy Industry Co. Ltd. Class A	1,070,600	6,674
	New China Life Insurance Co. Ltd. Class H	1,742,809	6,479
	Muyuan Foods Co. Ltd. Class A	463,598	6,363
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	109,800	6,346
	Aier Eye Hospital Group Co. Ltd. Class A	512,307	6,227
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	191,900	6,042
	China Construction Bank Corp. Class A	5,783,000	6,041
	Industrial & Commercial Bank of China Ltd. Class A	7,676,500	6,040
	Fosun International Ltd.	3,964,788	6,018
	Ganfeng Lithium Co. Ltd. Class A	313,900	5,781
	Sinopharm Group Co. Ltd. Class H	2,351,706	5,763
	Shanghai Pudong Development Bank Co. Ltd. Class A	3,736,600	5,749
	East Money Information Co. Ltd. Class A	1,046,680	5,679
	Haitong Securities Co. Ltd. Class H	6,312,410	5,604
*	Li Auto Inc. ADR	173,501	5,595
	China Yangtze Power Co. Ltd. Class A	1,815,479	5,520
	Contemporary Amperex Technology Co. Ltd. Class A	101,397	5,488
	Guangzhou Automobile Group Co. Ltd. Class H	5,834,058	5,295
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	770,200	5,256
	CITIC Securities Co. Ltd. Class A	1,179,821	5,157
[3]	Huatai Securities Co. Ltd. Class H	3,243,585	5,155
	Kingboard Holdings Ltd.	1,258,813	5,130
	Dongfeng Motor Group Co. Ltd. Class H	5,168,643	5,091
	Pharmaron Beijing Co. Ltd. Class A	229,368	5,076
*,1	Lufax Holding Ltd. ADR	317,586	5,062
	CIFI Holdings Group Co. Ltd.	6,060,590	4,968
	SF Holding Co. Ltd. Class A	323,095	4,934
*	China Biologic Products Holdings Inc.	41,709	4,915
*	COSCO SHIPPING Holdings Co. Ltd. Class H	4,673,801	4,731
	China Insurance International Holdings Co. Ltd.	2,660,872	4,698
*	Weibo Corp. ADR	101,526	4,628
	China Vanke Co. Ltd. Class A	1,073,500	4,602
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,020,566	4,585
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	914,925	4,582
	China Molybdenum Co. Ltd. Class H	7,263,984	4,567
	Kunlun Energy Co. Ltd.	5,353,356	4,562
[3]	CGN Power Co. Ltd. Class H	21,074,536	4,533
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	148,260	4,510
	People's Insurance Co. Group of China Ltd. Class H	14,605,882	4,489
*,3	Hangzhou Tigermed Consulting Co. Ltd. Class H	202,043	4,443
	Bank of Ningbo Co. Ltd. Class A	742,100	4,410
	Momo Inc. ADR	287,253	4,389
[3]	Jinxin Fertility Group Ltd.	2,183,161	4,386
*	Nine Dragons Paper Holdings Ltd.	2,844,072	4,381
	Franshion Properties of China Ltd.	11,187,706	4,379
	GF Securities Co. Ltd. Class H	2,960,197	4,314
	China Resources Cement Holdings Ltd.	3,883,958	4,281
*,1	SINA Corp.	101,595	4,249
*,1,3	Hua Hong Semiconductor Ltd.	701,539	4,201
*,1,3	CanSino Biologics Inc. Class H	128,859	4,192
	China Galaxy Securities Co. Ltd. Class H	6,990,117	4,180
	Eve Energy Co. Ltd. Class A	247,364	4,058
	China Hongqiao Group Ltd.	4,590,067	4,052
	SAIC Motor Corp. Ltd. Class A	1,197,321	4,051
	Haier Smart Home Co. Ltd. Class A	822,096	4,036

		Shares	Market Value ($000)
	China State Construction Engineering Corp. Ltd. Class A	5,392,929	4,005
	ZTE Corp. Class H	1,410,512	3,991
	China Oilfield Services Ltd. Class H	3,602,706	3,966
*	Beijing Enterprises Water Group Ltd.	9,757,390	3,962
	Brilliance China Automotive Holdings Ltd.	4,969,410	3,885
*	JD.com Inc. Class A	87,549	3,882
	Tongwei Co. Ltd. Class A	547,300	3,872
[3]	Topsports International Holdings Ltd.	2,388,209	3,870
	Chongqing Zhifei Biological Products Co. Ltd. Class A	158,200	3,857
	Far East Horizon Ltd.	3,735,301	3,851
	China Resources Power Holdings Co. Ltd.	3,641,843	3,843
	China Merchants Securities Co. Ltd. Class A	947,567	3,778
	TravelSky Technology Ltd. Class H	1,678,759	3,740
	Anhui Gujing Distillery Co. Ltd. Class B	242,939	3,643
	Shandong Gold Mining Co. Ltd. Class A	1,068,963	3,643
	Sinotruk Hong Kong Ltd.	1,166,384	3,634
*,1,3	China Literature Ltd.	382,388	3,629
	Changchun High & New Technology Industry Group Inc. Class A	51,682	3,629
	Haitian International Holdings Ltd.	1,005,947	3,627
*,1,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	592,496	3,627
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	77,597	3,573
	China Everbright International Ltd.	6,349,484	3,564
	China Pacific Insurance Group Co. Ltd. Class A	658,200	3,520
	Jiangxi Copper Co. Ltd. Class H	2,118,392	3,480
	Zijin Mining Group Co. Ltd. Class A	2,355,174	3,462
	Anhui Conch Cement Co. Ltd. Class A	437,400	3,403
	Will Semiconductor Co. Ltd. Shanghai Class A	74,796	3,332
[3]	China Merchants Securities Co. Ltd. Class H	2,158,913	3,322
	Guangzhou R&F Properties Co. Ltd. Class H	2,699,421	3,320
[1]	Flat Glass Group Co. Ltd. Class H	807,649	3,314
	Shenzhen Inovance Technology Co. Ltd. Class A	223,600	3,285
*	51job Inc. ADR	49,791	3,279
	Poly Developments and Holdings Group Co. Ltd. Class A	1,520,295	3,238
	China Merchants Port Holdings Co. Ltd.	2,324,229	3,235
	AviChina Industry & Technology Co. Ltd. Class H	4,306,567	3,220
*	Seazen Group Ltd.	3,478,565	3,186
	China Medical System Holdings Ltd.	2,209,850	3,166
*,1	Gome Electrical Appliances Holdings Ltd.	19,566,816	3,144
	China Railway Group Ltd. Class H	6,849,299	3,109
*	Kingsoft Cloud Holdings Ltd. ADR	61,227	3,078
	Focus Media Information Technology Co. Ltd. Class A	1,827,600	3,063
	Agile Group Holdings Ltd.	2,463,881	3,062
[3]	Guotai Junan Securities Co. Ltd. Class H	2,108,331	3,058
	Yunnan Baiyao Group Co. Ltd. Class A	148,000	3,038
	Gree Electric Appliances Inc. of Zhuhai Class A	349,900	3,036
	Sungrow Power Supply Co. Ltd. Class A	187,900	3,034
	Bank of China Ltd. Class A	6,171,723	3,024
	China Cinda Asset Management Co. Ltd. Class H	15,961,916	3,017
[3]	WuXi AppTec Co. Ltd. Class H	126,199	3,002
	Kwg Group Holdings Ltd.	2,262,332	2,997
	Huaneng Power International Inc. Class H	8,464,226	2,994
*	Alibaba Pictures Group Ltd.	23,752,294	2,993
	Shanghai International Airport Co. Ltd. Class A	244,400	2,981
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,173,915	2,971
	AECC Aviation Power Co. Ltd. Class A	322,600	2,968
	Kingboard Laminates Holdings Ltd.	1,846,118	2,965
	Beijing Enterprises Holdings Ltd.	904,588	2,957
	Shanghai Baosight Software Co. Ltd. Class B	692,745	2,932

		Shares	Market Value ($000)
	Hopson Development Holdings Ltd.	1,136,225	2,900
	Mango Excellent Media Co. Ltd. Class A	227,529	2,846
	Yanzhou Coal Mining Co. Ltd. Class H	3,676,861	2,842
	China Everbright Bank Co. Ltd. Class H	6,920,063	2,842
	BOE Technology Group Co. Ltd. Class B	5,531,037	2,839
	Henan Shuanghui Investment & Development Co. Ltd. Class A	390,300	2,833
	China Life Insurance Co. Ltd. Class A	507,500	2,827
[3]	A-Living Smart City Services Co. Ltd.	643,540	2,795
	Yangzijiang Shipbuilding Holdings Ltd.	3,769,596	2,784
	Citic Pacific Special Steel Group Co. Ltd. Class A	644,353	2,777
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,601,819	2,769
	Yonyou Network Technology Co. Ltd. Class A	413,962	2,752
	Logan Group Co. Ltd.	1,841,821	2,749
	China Lesso Group Holdings Ltd.	1,654,883	2,745
	Shenzhen International Holdings Ltd.	1,650,160	2,718
[1]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,303,661	2,716
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	149,358	2,700
	Hangzhou Tigermed Consulting Co. Ltd. Class A	103,929	2,686
	Jiangsu Expressway Co. Ltd. Class H	2,315,275	2,685
	NARI Technology Co. Ltd. Class A	587,400	2,666
*	Tongcheng-Elong Holdings Ltd.	1,493,718	2,662
	BOE Technology Group Co. Ltd. Class A	2,738,200	2,607
*	Beijing Capital International Airport Co. Ltd. Class H	3,385,292	2,602
	China Everbright Bank Co. Ltd. Class A	4,156,026	2,600
*,3	Sunac Services Holdings Ltd.	922,266	2,593
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	261,543	2,576
	Sanan Optoelectronics Co. Ltd. Class A	541,800	2,467
	Wingtech Technology Co. Ltd. Class A	151,400	2,456
	ZTE Corp. Class A	495,079	2,455
	Bank of Shanghai Co. Ltd. Class A	1,950,691	2,443
	Baoshan Iron & Steel Co. Ltd. Class A	2,389,600	2,421
	Bank of Communications Co. Ltd. Class A	3,509,000	2,419
	Hengli Petrochemical Co. Ltd. Class A	404,000	2,406
	Air China Ltd. Class H	3,476,019	2,405
[1,3]	CSC Financial Co. Ltd. Class H	1,628,748	2,380
	Cosco Shipping Ports Ltd.	3,339,097	2,369
	China Minsheng Banking Corp. Ltd. Class A	2,991,300	2,363
*,2	China Traditional Chinese Medicine Holdings Co. Ltd.	4,319,306	2,358
	Shenwan Hongyuan Group Co. Ltd. Class A	3,180,631	2,298
	TCL Technology Group Corp. Class A	1,734,300	2,293
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	305,811	2,287
	Weichai Power Co. Ltd. Class A	690,788	2,253
*	Aluminum Corp. of China Ltd. Class H	7,407,642	2,247
[3]	China Huarong Asset Management Co. Ltd. Class H	19,420,157	2,246
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,165,300	2,231
	Yuexiu Property Co. Ltd.	11,254,829	2,199
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	143,500	2,188
[3]	Dali Foods Group Co. Ltd.	3,626,257	2,184
	Haitong Securities Co. Ltd. Class A	1,132,526	2,142
	AVIC Shenyang Aircraft Co. Ltd. Class A	180,200	2,140
	Bosideng International Holdings Ltd.	4,768,931	2,109
	GoerTek Inc. Class A	409,320	2,087
	Guangdong Haid Group Co. Ltd. Class A	204,100	2,075
	Maxscend Microelectronics Co. Ltd. Class A	21,100	2,056
	Zhejiang Expressway Co. Ltd. Class H	2,531,007	2,047
	Iflytek Co. Ltd. Class A	281,600	2,028
*,3	3SBio Inc.	2,170,269	2,017
	Hundsun Technologies Inc. Class A	133,298	1,996

		Shares	Market Value ($000)
	Shenzhen Investment Ltd.	6,009,151	1,985
	Zhaojin Mining Industry Co. Ltd. Class H	1,840,637	1,980
	Bank of Beijing Co. Ltd. Class A	2,706,200	1,979
*	Genscript Biotech Corp.	1,555,596	1,978
	NAURA Technology Group Co. Ltd. Class A	63,900	1,970
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	85,564	1,953
*	China Southern Airlines Co. Ltd. Class H	3,501,237	1,950
*	Topchoice Medical Corp. Class A	41,278	1,938
*	Shanghai Electric Group Co. Ltd. Class H	5,249,404	1,917
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	1,915
	China Everbright Ltd.	1,488,662	1,913
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	996,100	1,911
	China Aoyuan Group Ltd.	2,158,786	1,899
	Seazen Holdings Co. Ltd. Class A	290,897	1,897
	Huatai Securities Co. Ltd. Class A	704,100	1,889
	China Communications Services Corp. Ltd. Class H	4,203,205	1,876
	Daqin Railway Co. Ltd. Class A	1,894,066	1,865
	Huaxia Bank Co. Ltd. Class A	1,977,198	1,864
	Huayu Automotive Systems Co. Ltd. Class A	405,269	1,863
	Yunnan Energy New Material Co. Ltd. Class A	91,310	1,855
	China State Construction International Holdings Ltd.	3,209,767	1,846
	Greentown China Holdings Ltd.	1,405,297	1,836
	China Petroleum & Chemical Corp. Class A	3,001,100	1,831
*	China Shipbuilding Industry Co. Ltd. Class A	2,878,800	1,815
	China Railway Group Ltd. Class A	2,207,818	1,804
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	1,797
	Poly Property Services Co. Ltd.	238,846	1,792
	Great Wall Motor Co. Ltd. Class A	275,380	1,782
	New Hope Liuhe Co. Ltd. Class A	535,100	1,746
	China Power International Development Ltd.	7,750,326	1,737
*	OneConnect Financial Technology Co. Ltd. ADR	84,430	1,733
	AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A	358,700	1,724
[3]	China East Education Holdings Ltd.	765,303	1,723
	Times China Holdings Ltd.	1,348,693	1,718
	Beijing New Building Materials plc Class A	216,496	1,708
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	933,396	1,702
	Bank of Hangzhou Co. Ltd. Class A	735,435	1,670
	Gigadevice Semiconductor Beijing Inc. Class A	59,365	1,663
	Hualan Biological Engineering Inc. Class A	233,464	1,658
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	459,470	1,626
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	231,815	1,622
	GF Securities Co. Ltd. Class A	660,600	1,617
*	ZTO Express Cayman Inc.	49,456	1,617
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,260,940	1,605
	Offcn Education Technology Co. Ltd. Class A	261,100	1,597
	Zhejiang NHU Co. Ltd. Class A	276,200	1,583
	Intco Medical Technology Co. Ltd. Class A	43,750	1,580
*	Founder Securities Co. Ltd. Class A	1,051,600	1,575
*	Alibaba Group Holding Ltd.	49,400	1,568
[1,3]	Legend Holdings Corp. Class H	989,579	1,568
	Lomon Billions Group Co. Ltd. Class A	254,300	1,561
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	370,100	1,553
	Kingfa Sci & Tech Co. Ltd. Class A	358,300	1,550
*,1	HengTen Networks Group Ltd.	3,647,840	1,548
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	82,697	1,539
	China Jushi Co. Ltd. Class A	441,779	1,534
	New China Life Insurance Co. Ltd. Class A	205,000	1,528
	Anhui Gujing Distillery Co. Ltd. Class A	40,188	1,514

		Shares	Market Value ($000)
[3]	China Resources Pharmaceutical Group Ltd.	2,881,732	1,513
	China National Nuclear Power Co. Ltd. Class A	1,886,600	1,500
	Bank of Nanjing Co. Ltd. Class A	1,210,865	1,497
*	Dada Nexus Ltd. ADR	35,845	1,482
	Shaanxi Coal Industry Co. Ltd. Class A	939,200	1,470
	Shougang Fushan Resources Group Ltd.	6,200,303	1,462
[3]	BAIC Motor Corp. Ltd. Class H	4,088,436	1,438
	China International Marine Containers Group Co. Ltd. Class H	892,317	1,437
	Zhejiang Dahua Technology Co. Ltd. Class A	377,700	1,420
[1]	China Eastern Airlines Corp. Ltd. Class H	3,537,171	1,419
*,3	Luye Pharma Group Ltd.	2,813,461	1,408
*	Chongqing Changan Automobile Co. Ltd. Class B	1,819,651	1,406
	China Shenhua Energy Co. Ltd. Class A	523,056	1,405
	Fuyao Glass Industry Group Co. Ltd. Class A	154,400	1,405
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	99,900	1,377
*	KWG Living Group Holdings Ltd.	1,304,758	1,375
	Lingyi iTech Guangdong Co. Class A	866,600	1,374
	Wuhan Guide Infrared Co. Ltd. Class A	206,420	1,359
	Jiangsu King's Luck Brewery JSC Ltd. Class A	156,706	1,350
	Health & Happiness H&H International Holdings Ltd.	273,604	1,333
	Everbright Securities Co. Ltd. Class A	524,095	1,328
*	Chongqing Changan Automobile Co. Ltd. Class A	494,300	1,314
	China Coal Energy Co. Ltd. Class H	4,530,041	1,313
	Chaozhou Three-Circle Group Co. Ltd. Class A	217,500	1,309
	Chongqing Brewery Co. Ltd. Class A	63,100	1,309
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	476,100	1,307
	Metallurgical Corp. of China Ltd. Class H	6,742,030	1,300
	Yonghui Superstores Co. Ltd. Class A	1,221,497	1,287
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	119,799	1,284
	Yealink Network Technology Corp. Ltd. Class A	102,868	1,271
[3]	Pharmaron Beijing Co. Ltd. Class H	66,179	1,268
	Guotai Junan Securities Co. Ltd. Class A	500,800	1,266
	Shenzhen Expressway Co. Ltd. Class H	1,369,782	1,258
	Hithink RoyalFlush Information Network Co. Ltd. Class A	68,666	1,255
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	67,700	1,246
	CSG Holding Co. Ltd. Class B	3,376,652	1,243
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	206,496	1,243
	Rongsheng Petro Chemical Co. Ltd. Class A	232,900	1,229
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	50,700	1,224
	Suning.com Co. Ltd. Class A	1,189,500	1,215
	Huizhou Desay Sv Automotive Co. Ltd. Class A	70,000	1,212
	SDIC Power Holdings Co. Ltd. Class A	901,900	1,211
	China Reinsurance Group Corp. Class H	11,496,206	1,197
	Walvax Biotechnology Co. Ltd. Class A	195,400	1,194
	Sinotrans Ltd. Class H	3,531,064	1,185
[3]	Orient Securities Co. Ltd. Class H	1,680,035	1,182
	Sinopec Engineering Group Co. Ltd. Class H	2,545,188	1,174
	Livzon Pharmaceutical Group Inc. Class H	315,571	1,166
[3]	Qingdao Port International Co. Ltd. Class H	2,002,433	1,158
	China Molybdenum Co. Ltd. Class A	1,216,491	1,136
	Shengyi Technology Co. Ltd. Class A	288,700	1,134
	Jafron Biomedical Co. Ltd. Class A	92,784	1,128
	CSC Financial Co. Ltd. Class A	182,138	1,124
	Lens Technology Co. Ltd. Class A	218,600	1,123
	Thunder Software Technology Co. Ltd. Class A	49,400	1,120
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	1,120
	Foxconn Industrial Internet Co. Ltd. Class A	507,700	1,118
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,114

		Shares	Market Value ($000)
	Industrial Securities Co. Ltd. Class A	873,700	1,112
	Ovctek China Inc. Class A	64,600	1,099
	Guosen Securities Co. Ltd. Class A	557,831	1,098
	Tsingtao Brewery Co. Ltd. Class A	79,911	1,096
	Orient Securities Co. Ltd. Class A	693,092	1,086
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	1,083
	Huaxin Cement Co. Ltd. Class B	511,669	1,082
[3]	China Railway Signal & Communication Corp. Ltd. Class H	2,781,353	1,078
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	73,300	1,075
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	174,100	1,075
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,036,600	1,054
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	31,900	1,054
	Shanghai Industrial Holdings Ltd.	766,512	1,050
	Sino-Ocean Group Holding Ltd.	5,192,904	1,047
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	414,620	1,040
[1]	Angang Steel Co. Ltd. Class H	2,650,568	1,038
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	518,925	1,019
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	1,019
	China Greatwall Technology Group Co. Ltd. Class A	379,300	1,012
	Yanlord Land Group Ltd.	1,215,087	1,002
*	SOHO China Ltd.	3,350,042	1,002
*	Kuang-Chi Technologies Co. Ltd. Class A	280,900	993
*	New Oriental Education & Technology Group Inc.	5,934	992
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,865,614	990
	Poly Property Group Co. Ltd.	3,430,984	986
	COSCO SHIPPING Development Co. Ltd. Class H	6,221,713	984
	Spring Airlines Co. Ltd. Class A	108,043	983
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	62,286	977
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	969
	Gemdale Corp. Class A	578,200	966
*	Zhejiang Chint Electrics Co. Ltd. Class A	166,993	954
	Beijing Tiantan Biological Products Corp. Ltd. Class A	159,721	950
	Lepu Medical Technology Beijing Co. Ltd. Class A	228,200	948
	TBEA Co. Ltd. Class A	476,900	937
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,121,890	935
	Shanghai International Port Group Co. Ltd. Class A	1,361,200	928
	Huadong Medicine Co. Ltd. Class A	227,800	927
	China CITIC Bank Corp. Ltd. Class A	1,129,935	913
	SG Micro Corp. Class A	19,400	907
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,104,725	906
	Yantai Eddie Precision Machinery Co. Ltd. Class A	76,600	900
	Beijing Jingneng Clean Energy Co. Ltd. Class H	2,814,579	899
	Sichuan Swellfun Co. Ltd. Class A	64,700	898
	Glodon Co. Ltd. Class A	69,900	895
	Asymchem Laboratories Tianjin Co. Ltd. Class A	19,500	883
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	175,500	876
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,185,306	874
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	870
	Sangfor Technologies Inc. Class A	18,900	868
	Songcheng Performance Development Co. Ltd. Class A	342,320	867
	Zhejiang Longsheng Group Co. Ltd. Class A	408,000	862
*	Gotion High-tech Co. Ltd. Class A	152,600	861
	Angel Yeast Co. Ltd. Class A	105,900	860
*	Shanghai Electric Group Co. Ltd. Class A	1,033,700	857
	Sinolink Securities Co. Ltd. Class A	391,100	857
	Jiangxi Zhengbang Technology Co. Ltd. Class A	319,981	856
	Changjiang Securities Co. Ltd. Class A	706,986	843

		Shares	Market Value ($000)
[3]	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	841
	Shanghai RAAS Blood Products Co. Ltd. Class A	751,200	839
	Shenzhen SC New Energy Technology Corp. Class A	40,800	837
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	834
	Huadian Power International Corp. Ltd. Class H	3,255,550	830
	Hongfa Technology Co. Ltd. Class A	97,300	830
	Ningxia Baofeng Energy Group Co. Ltd. Class A	332,500	829
	BBMG Corp. Class H	4,261,085	827
[3]	Ganfeng Lithium Co. Ltd. Class H	59,279	827
	AVIC Electromechanical Systems Co. Ltd. Class A	468,192	824
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	124,197	823
	Sinoma Science & Technology Co. Ltd. Class A	211,300	822
	XCMG Construction Machinery Co. Ltd. Class A	992,300	821
	Tongkun Group Co. Ltd. Class A	228,500	818
	Jiangxi Copper Co. Ltd. Class A	281,000	815
*	China Southern Airlines Co. Ltd. Class A	906,697	815
	Jiayuan International Group Ltd.	2,092,382	812
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	30,300	807
	Han's Laser Technology Industry Group Co. Ltd. Class A	121,900	805
	Sunwoda Electronic Co. Ltd. Class A	192,300	802
	Power Construction Corp. of China Ltd. Class A	1,375,200	802
	Dongfang Electric Corp. Ltd. Class H	826,891	792
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	790
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,523,300	783
	Hangzhou First Applied Material Co. Ltd. Class A	50,500	775
	Beijing Enlight Media Co. Ltd. Class A	382,000	772
	Tianshui Huatian Technology Co. Ltd. Class A	352,500	770
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	768
	SDIC Capital Co. Ltd. Class A	386,700	765
	Shandong Sun Paper Industry JSC Ltd. Class A	313,600	765
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	762
*	Zhejiang Century Huatong Group Co. Ltd. Class A	791,607	759
	Ningbo Tuopu Group Co. Ltd. Class A	112,900	754
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	52,100	749
*	Zhejiang Supor Co. Ltd. Class A	60,776	748
	Avic Capital Co. Ltd. Class A	1,176,800	747
	Inspur Electronic Information Industry Co. Ltd. Class A	185,120	740
	Humanwell Healthcare Group Co. Ltd. Class A	175,200	738
	Jinke Properties Group Co. Ltd. Class A	684,000	734
*	TongFu Microelectronics Co. Ltd. Class A	173,100	731
	Shanghai M&G Stationery Inc. Class A	50,300	731
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	729
	Jiangsu Eastern Shenghong Co. Ltd. Class A	344,900	723
	Zhejiang Dingli Machinery Co. Ltd. Class A	40,354	723
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	718
	Youngor Group Co. Ltd. Class A	655,000	718
	China Machinery Engineering Corp. Class H	1,573,419	713
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	103,000	713
	Times Neighborhood Holdings Ltd.	786,384	711
	Oppein Home Group Inc. Class A	30,762	711
	Hengyi Petrochemical Co. Ltd. Class A	353,200	709
	Fujian Sunner Development Co. Ltd. Class A	160,100	708
	NetEase Inc.	31,077	708
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	186,920	707
	Qingdao TGOOD Electric Co. Ltd. Class A	126,000	706
	Beijing Shiji Information Technology Co. Ltd. Class A	136,753	705
*	Jointown Pharmaceutical Group Co. Ltd. Class A	241,100	704
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	771,989	700

		Shares	Market Value ($000)
[2]	China Fortune Land Development Co. Ltd. Class A	478,047	699
	Zhongji Innolight Co. Ltd. Class A	87,198	696
	Zhongjin Gold Corp. Ltd. Class A	535,050	693
	Tianfeng Securities Co. Ltd. Class A	846,880	692
*	Shenzhen MTC Co. Ltd. Class A	671,146	690
	Western Securities Co. Ltd. Class A	451,294	689
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	425,300	687
	China National Accord Medicines Corp. Ltd. Class B	246,585	681
	Bank of Changsha Co. Ltd. Class A	440,300	681
[1,3]	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	677
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	673
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	673
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	673
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	300,197	671
	Liaoning Cheng Da Co. Ltd. Class A	193,200	670
	SooChow Securities Co. Ltd. Class A	496,620	670
	Shandong Sinocera Functional Material Co. Ltd. Class A	90,400	669
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	121,510	668
	AVICOPTER plc Class A	76,800	664
	Weihai Guangwei Composites Co. Ltd. Class A	48,300	662
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	197,000	661
*	Shenghe Resources Holding Co. Ltd. Class A	265,800	661
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	122,100	659
	China Merchants Energy Shipping Co. Ltd. Class A	873,064	653
	Weifu High-Technology Group Co. Ltd. Class B	347,462	650
	Winning Health Technology Group Co. Ltd. Class A	276,380	648
*	Aluminum Corp. of China Ltd. Class A	1,312,200	648
	Shanghai Tunnel Engineering Co. Ltd. Class A	807,244	646
	Anhui Expressway Co. Ltd. Class H	1,022,728	644
	Ningbo Joyson Electronic Corp. Class A	156,500	641
	Perfect World Co. Ltd. Class A	151,800	639
	Shenzhen Energy Group Co. Ltd. Class A	651,220	629
	Jiangsu Zhongtian Technology Co. Ltd. Class A	387,300	627
	Tianma Microelectronics Co. Ltd. Class A	253,100	626
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	625
*	Maanshan Iron & Steel Co. Ltd. Class A	1,587,000	625
	Greenland Holdings Corp. Ltd. Class A	751,371	624
	Bank of Jiangsu Co. Ltd. Class A	727,090	620
	China Eastern Airlines Corp. Ltd. Class A	872,329	617
	Dongxing Securities Co. Ltd. Class A	356,192	614
	China National Medicines Corp. Ltd. Class A	100,300	614
	Shenzhen Sunway Communication Co. Ltd. Class A	124,100	613
	China National Software & Service Co. Ltd. Class A	63,500	613
	Zhengzhou Yutong Bus Co. Ltd. Class A	284,400	612
*,1	China Zhongwang Holdings Ltd.	2,547,201	606
	Wens Foodstuffs Group Co. Ltd. Class A	231,080	606
	ENN Natural Gas Co. Ltd. Class A	254,300	606
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	216,844	605
	YTO Express Group Co. Ltd. Class A	338,600	597
	By-health Co. Ltd. Class A	173,666	596
	Sealand Securities Co. Ltd. Class A	740,740	591
	Jason Furniture Hangzhou Co. Ltd. Class A	52,000	590
	GEM Co. Ltd. Class A	477,498	589
	China Gezhouba Group Co. Ltd. Class A	588,204	589
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	588
	Metallurgical Corp. of China Ltd. Class A	1,348,900	587
	Oriental Pearl Group Co. Ltd. Class A	434,700	585
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	584

		Shares	Market Value ($000)
*	China CSSC Holdings Ltd. Class A	236,500	584
	An Hui Wenergy Co. Ltd. Class A	1,001,245	582
	NavInfo Co. Ltd. Class A	250,196	579
	WUS Printed Circuit Kunshan Co. Ltd. Class A	218,700	578
	Proya Cosmetics Co. Ltd. Class A	20,100	577
	Shandong Chenming Paper Holdings Ltd. Class B	1,406,450	574
	China Zheshang Bank Co. Ltd. Class A	941,100	573
	Huaxin Cement Co. Ltd. Class A	187,800	568
	Ningbo Zhoushan Port Co. Ltd. Class A	961,800	568
	Hunan Valin Steel Co. Ltd. Class A	728,000	567
*	Fangda Carbon New Material Co. Ltd. Class A	483,516	564
	Guangzhou Baiyun International Airport Co. Ltd. Class A	264,946	563
	Shandong Chenming Paper Holdings Ltd. Class H	960,298	562
	Beijing Kunlun Tech Co. Ltd. Class A	151,600	560
	China Great Wall Securities Co. Ltd. Class A	309,000	560
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	129,800	558
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	36,400	557
[1]	Datang International Power Generation Co. Ltd. Class H	4,193,035	556
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	555
	Guangshen Railway Co. Ltd. Class H	3,076,100	554
	Guoyuan Securities Co. Ltd. Class A	443,100	552
	Shanxi Securities Co. Ltd. Class A	455,390	548
	China Avionics Systems Co. Ltd. Class A	192,800	545
	OFILM Group Co. Ltd. Class A	343,700	544
	Laobaixing Pharmacy Chain JSC Class A	48,160	538
*	Guolian Securities Co. Ltd. Class A	212,300	532
	China Oilfield Services Ltd. Class A	236,889	532
	Air China Ltd. Class A	479,226	532
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	199,900	532
	Shanghai Jahwa United Co. Ltd. Class A	86,600	530
	Dongfang Electric Corp. Ltd. Class A	275,384	530
	Unisplendour Corp. Ltd. Class A	166,737	529
	COSCO SHIPPING Development Co. Ltd. Class A	1,224,040	527
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	536,400	526
	Shandong Linglong Tyre Co. Ltd. Class A	78,900	523
[2]	Wangfujing Group Co. Ltd. Class A	105,800	522
	Xinhu Zhongbao Co. Ltd. Class A	1,117,100	520
	Nanjing Securities Co. Ltd. Class A	315,900	516
	Shenergy Co. Ltd. Class A	650,000	513
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	511
	Hefei Meiya Optoelectronic Technology Inc. Class A	73,700	511
	RiseSun Real Estate Development Co. Ltd. Class A	527,066	511
	Jinyu Bio-Technology Co. Ltd. Class A	144,700	509
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	132,100	507
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	93,200	506
	First Capital Securities Co. Ltd. Class A	405,900	505
	Nanjing Hanrui Cobalt Co. Ltd. Class A	30,700	501
	China Foods Ltd.	1,198,747	495
	China Satellite Communications Co. Ltd. Class A	183,900	494
*	FAW Jiefang Group Co. Ltd. Class A	292,500	492
	Yango Group Co. Ltd. Class A	522,797	489
	Dazhong Transportation Group Co. Ltd. Class B	1,641,948	487
	Juewei Food Co. Ltd. Class A	34,894	486
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,372,758	485
	Guangzhou Automobile Group Co. Ltd. Class A	298,730	484
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	22,897	482
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	482
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	478

		Shares	Market Value ($000)
*	Yunnan Aluminium Co. Ltd. Class A	408,900	475
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	397,500	475
	NanJi E-Commerce Co. Ltd. Class A	314,099	474
	Sichuan Expressway Co. Ltd. Class H	2,075,242	473
*	Pacific Securities Co Ltd./The/China Class A	938,519	473
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	634,920	472
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	472
	Zhejiang Juhua Co. Ltd. Class A	346,949	472
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	470
	Hengtong Optic-electric Co. Ltd. Class A	247,393	470
	Beijing Originwater Technology Co. Ltd. Class A	415,200	463
	Hubei Energy Group Co. Ltd. Class A	842,208	461
	360 Security Technology Inc. Class A	183,799	461
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	266,977	461
	C&S Paper Co. Ltd. Class A	127,100	460
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	460
	Bright Dairy & Food Co. Ltd. Class A	160,300	459
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	114,081	458
	GRG Banking Equipment Co. Ltd. Class A	328,787	457
	DHC Software Co. Ltd. Class A	399,300	457
	Guangdong Electric Power Development Co. Ltd. Class B	1,537,191	452
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	308,481	452
	Shenzhen Goodix Technology Co. Ltd. Class A	20,966	450
	Yintai Gold Co. Ltd. Class A	366,940	449
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	90,870	449
	Dian Diagnostics Group Co. Ltd. Class A	69,400	448
	Southwest Securities Co. Ltd. Class A	586,400	447
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,400	445
	BBMG Corp. Class A	1,057,400	444
	Northeast Securities Co. Ltd. Class A	324,100	443
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	28,920	443
	Guangzhou Haige Communications Group Inc. Co Class A	308,400	442
*	Hesteel Co. Ltd. Class A	1,384,800	441
	Yunda Holding Co. Ltd. Class A	167,770	439
	Venustech Group Inc. Class A	85,800	438
	Xiamen C & D Inc. Class A	366,700	438
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	408,399	437
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	437
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	435
	China Enterprise Co. Ltd. Class A	818,650	435
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	434
*	Central China Securities Co. Ltd. Class H	2,126,621	432
	Autobio Diagnostics Co. Ltd. Class A	21,000	429
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	426
	Leo Group Co. Ltd. Class A	873,400	424
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	422
	Beijing Capital Co. Ltd. Class A	968,890	422
*	Yunnan Tin Co. Ltd. Class A	221,500	420
	Guangzhou Wondfo Biotech Co. Ltd. Class A	31,200	419
	China Film Co. Ltd. Class A	219,300	419
*	Sinopec Oilfield Service Corp. Class H	5,410,803	417
	Sieyuan Electric Co. Ltd. Class A	129,600	417
*	Joyoung Co. Ltd. Class A	95,700	417
	Wuchan Zhongda Group Co. Ltd. Class A	631,100	416
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	141,900	414
*	Hanergy Thin Film Pow Group Ltd.	14,742,000	411
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	411
	Suofeiya Home Collection Co. Ltd. Class A	83,100	407

		Shares	Market Value ($000)
*	Topsec Technologies Group Inc. Class A	127,000	407
	Xiamen Tungsten Co. Ltd. Class A	149,299	407
	CECEP Solar Energy Co. Ltd. Class A	417,380	401
	STO Express Co. Ltd. Class A	282,099	396
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	105,100	396
	Zhefu Holding Group Co. Ltd. Class A	537,700	395
*	BGI Genomics Co. Ltd. Class A	18,391	395
*	Yunnan Copper Co. Ltd. Class A	197,000	393
	Maccura Biotechnology Co. Ltd. Class A	55,900	391
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	431,071	391
	Yifan Pharmaceutical Co. Ltd. Class A	138,300	390
	Hongta Securities Co. Ltd. Class A	169,100	390
	Anhui Anke Biotechnology Group Co. Ltd. Class A	178,940	389
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	386
	Valiant Co. Ltd. Class A	115,600	386
*,1,3	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	257,236	385
*	Guanghui Energy Co. Ltd. Class A	1,015,600	383
	Shanghai Construction Group Co. Ltd. Class A	851,600	382
	Huaxi Securities Co. Ltd. Class A	243,600	380
	Huagong Tech Co. Ltd. Class A	107,700	378
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	378
	Offshore Oil Engineering Co. Ltd. Class A	576,900	376
	Blue Sail Medical Co. Ltd. Class A	99,100	372
	Changsha Jingjia Microelectronics Co. Ltd. Class A	32,888	371
	Inner Mongolia First Machinery Group Co. Ltd. Class A	223,118	368
	Huaibei Mining Holdings Co. Ltd. Class A	238,000	368
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	367
	Shanghai Lingang Holdings Corp. Ltd. Class A	124,740	366
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	162,900	363
*	Guosheng Financial Holding Inc. Class A	244,600	363
	China Aerospace Times Electronics Co. Ltd. Class A	353,400	363
	CECEP Wind-Power Corp. Class A	665,300	363
	China Baoan Group Co. Ltd. Class A	342,200	362
	Shennan Circuits Co. Ltd. Class A	21,938	362
	Tangshan Jidong Cement Co. Ltd. Class A	170,400	357
	Lianhe Chemical Technology Co. Ltd. Class A	97,110	354
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	354
[1,3]	Everbright Securities Co. Ltd. Class H	398,870	352
*	Guangdong Golden Dragon Development Inc. Class A	136,800	348
	Ninestar Corp. Class A	83,625	347
	Beijing Sinnet Technology Co. Ltd. Class A	134,900	341
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	218,100	341
	Zhejiang Yasha Decoration Co. Ltd. Class A	249,411	340
	Shanghai Electric Power Co. Ltd. Class A	323,400	339
*	GCL System Integration Technology Co. Ltd. Class A	535,100	334
	China South Publishing & Media Group Co. Ltd. Class A	230,100	334
*	Beijing Shougang Co. Ltd. Class A	567,100	333
[2]	Huaan Securities Co. Ltd. Class A	320,200	332
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class A	90,800	331
	Nanjing Iron & Steel Co. Ltd. Class A	697,400	327
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	85,400	324
	Hoshine Silicon Industry Co. Ltd. Class A	47,200	323
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	322
*	Guangdong HEC Technology Holding Co. Ltd. Class A	448,453	322
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	324,300	321
	Angang Steel Co. Ltd. Class A	719,300	319
	Leyard Optoelectronic Co. Ltd. Class A	328,500	319
	Chongqing Rural Commercial Bank Co. Ltd. Class A	496,000	318

		Shares	Market Value ($000)
	BTG Hotels Group Co. Ltd. Class A	94,597	317
	Keboda Technology Co. Ltd. Class A	27,400	314
	Huadian Power International Corp. Ltd. Class A	630,800	314
*	Zhejiang Kaishan Compressor Co. Ltd. Class A	146,144	311
	Newland Digital Technology Co. Ltd. Class A	153,199	307
	China Galaxy Securities Co. Ltd. Class A	184,700	306
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	305
[3]	Shandong Gold Mining Co. Ltd. Class H	145,866	305
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	305
	Datang International Power Generation Co. Ltd. Class A	882,200	304
*	Ourpalm Co. Ltd. Class A	353,800	303
	China Meheco Co. Ltd. Class A	144,800	303
*	Shanying International Holding Co. Ltd. Class A	647,200	303
	CNOOC Energy Technology & Services Ltd. Class A	872,200	302
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	851,600	302
	Shenzhen Airport Co. Ltd. Class A	248,800	301
	China TransInfo Technology Co. Ltd. Class A	109,600	301
	Guangdong South New Media Co. Ltd. Class A	29,300	299
	Beijing Capital Development Co. Ltd. Class A	340,513	299
	Sinotrans Ltd. Class A	502,200	298
	Shandong Denghai Seeds Co. Ltd. Class A	104,100	298
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	286,840	296
	Xiamen Meiya Pico Information Co. Ltd. Class A	101,500	295
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	281,400	295
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	293
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	476,932	292
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	346,950	292
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	292
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	211,700	291
	Wanxiang Qianchao Co. Ltd. Class A	406,333	291
*	Hytera Communications Corp. Ltd. Class A	316,800	288
	Financial Street Holdings Co. Ltd. Class A	308,090	288
	Huaneng Power International Inc. Class A	445,200	287
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	944,700	284
	Grandjoy Holdings Group Co. Ltd. Class A	456,788	284
	Henan Zhongyuan Expressway Co. Ltd. Class A	595,700	284
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	283
	Wolong Electric Group Co. Ltd. Class A	149,200	283
	Toly Bread Co. Ltd. Class A	32,592	281
*	Montnets Cloud Technology Group Co. Ltd. Class A	117,700	281
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	280
	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	280
	Wangsu Science & Technology Co. Ltd. Class A	300,300	278
	Zhejiang Medicine Co. Ltd. Class A	131,900	277
	Lao Feng Xiang Co. Ltd. Class A	39,169	276
	Liaoning Port Co. Ltd. Class A	941,800	276
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	292,200	275
	Zheshang Securities Co. Ltd. Class A	134,600	274
	Bank of Chengdu Co. Ltd. Class A	169,900	273
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	117,791	272
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	268
	Xuji Electric Co. Ltd. Class A	132,500	267
	Shanghai Shimao Co. Ltd. Class A	394,194	267
	China World Trade Center Co. Ltd. Class A	144,706	266
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	600,838	264
	COFCO Sugar Holding Co. Ltd. Class A	185,600	264

		Shares	Market Value ($000)
	Zhejiang Crystal-Optech Co. Ltd. Class A	159,996	264
	Shandong Hi-speed Co. Ltd. Class A	308,600	264
	Guangxi Guiguan Electric Power Co. Ltd. Class A	376,900	264
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,291,800	263
	Bluestar Adisseo Co. Class A	133,700	263
	People.cn Co. Ltd. Class A	96,881	261
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	386,600	259
	Jizhong Energy Resources Co. Ltd. Class A	516,603	258
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	257
	Do-Fluoride Chemicals Co. Ltd. Class A	68,800	256
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	256
*	Central China Securities Co. Ltd. Class A	316,700	252
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	199,900	251
	Suning Universal Co. Ltd. Class A	420,023	251
	Livzon Pharmaceutical Group Inc. Class A	45,600	250
	East Group Co. Ltd. Class A	240,300	248
	Avic Heavy Machinery Co. Ltd. Class A	82,600	247
	Shenzhen Aisidi Co. Ltd. Class A	151,100	246
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	333,300	246
	Zhejiang Hailiang Co. Ltd. Class A	193,600	243
	Huafa Industrial Co. Ltd. Zhuhai Class A	246,900	243
	Hunan Gold Corp. Ltd. Class A	201,200	242
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	385,500	242
	Jinduicheng Molybdenum Co. Ltd. Class A	281,500	241
	Xiamen ITG Group Corp. Ltd. Class A	253,000	240
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	240
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	56,006	240
	Shanghai Bailian Group Co. Ltd. Class B	271,016	238
*	Gds Holdings Ltd. Class A	18,463	237
	Tian Di Science & Technology Co. Ltd. Class A	529,200	237
	Jiangxi Bank Co. Ltd. Class H	572,500	236
	Caitong Securities Co. Ltd. Class A	139,600	236
	China CYTS Tours Holding Co. Ltd. Class A	153,882	236
	Shandong Humon Smelting Co. Ltd. Class A	119,200	235
	China Coal Energy Co. Ltd. Class A	378,138	235
	Shaanxi International Trust Co. Ltd. Class A	446,000	234
	China International Marine Containers Group Co. Ltd. Class A	103,560	234
[1,3]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class H	178,430	232
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	86,218	231
	Taiji Computer Corp. Ltd. Class A	62,998	230
	Luenmei Quantum Co. Ltd. Class A	152,800	229
	Xinfengming Group Co. Ltd. Class A	81,300	228
	Hangzhou Shunwang Technology Co. Ltd. Class A	90,500	226
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	296,900	224
	Oceanwide Holdings Co. Ltd. Class A	493,700	223
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	222
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	189,100	221
*	Holitech Technology Co. Ltd. Class A	399,600	221
	LianChuang Electronic Technology Co. Ltd. Class A	142,610	220
	Westone Information Industry Inc. Class A	83,898	220
	Cinda Real Estate Co. Ltd. Class A	377,000	219
*	KingClean Electric Co. Ltd. Class A	49,410	218
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	74,800	218
*	Shenzhen Infogem Technologies Co. Ltd. Class A	90,400	217
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	217
	Sinoma International Engineering Co. Class A	162,300	216
	Weifu High-Technology Group Co. Ltd. Class A	60,600	214
	Beijing E-Hualu Information Technology Co. Ltd. Class A	50,100	212

		Shares	Market Value ($000)
	Chongqing Department Store Co. Ltd. Class A	50,200	212
	Beijing North Star Co. Ltd. Class H	1,155,508	211
	Sichuan Languang Development Co. Ltd. Class A	324,100	211
	Shenzhen Jinjia Group Co. Ltd. Class A	140,500	211
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	81,800	209
	Zhejiang Runtu Co. Ltd. Class A	137,405	207
	Jiajiayue Group Co. Ltd. Class A	66,000	207
*	Doushen Beijing Education & Technology Inc. Class A	143,600	206
	Chongqing Water Group Co. Ltd. Class A	263,600	205
	NSFOCUS Technologies Group Co. Ltd. Class A	97,295	204
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	135,800	204
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	203
	Zhongshan Public Utilities Group Co. Ltd. Class A	165,400	200
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	69,600	200
	ORG Technology Co. Ltd. Class A	296,500	199
	Shenzhen Huaqiang Industry Co. Ltd. Class A	112,800	198
	Sichuan Teway Food Group Co. Ltd. Class A	20,800	198
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	469,600	198
*	Huazhu Group Ltd.	4,112	197
	Chengdu Xingrong Environment Co. Ltd. Class A	281,600	197
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	339,500	197
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	196
	Shanghai Huayi Group Co. Ltd. Class B	421,647	194
	Luxi Chemical Group Co. Ltd. Class A	106,000	194
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	194
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	191
	Huapont Life Sciences Co. Ltd. Class A	257,600	190
	Qingdao Port International Co. Ltd. Class A	187,600	190
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	30,100	189
	Shenzhen Gas Corp. Ltd. Class A	195,200	189
	Zhejiang Semir Garment Co. Ltd. Class A	141,200	188
*	Suzhou Anjie Technology Co. Ltd. Class A	77,100	187
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	125,700	184
*	Polaris Bay Group Co. Ltd. Class A	110,500	184
*	Shandong Xinchao Energy Corp. Ltd. Class A	844,100	183
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	44,600	182
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	105,000	182
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	180
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	179
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	30,900	178
	Rongan Property Co. Ltd. Class A	427,200	177
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	108,472	176
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	175
	Bank of Zhengzhou Co. Ltd. Class A	300,410	175
	ADAMA Ltd. Class A	134,900	175
	Shanghai Environment Group Co. Ltd. Class A	102,800	174
	Beijing SL Pharmaceutical Co. Ltd. Class A	131,950	173
*	CITIC Guoan Information Industry Co. Ltd. Class A	517,200	172
*	Beijing Ultrapower Software Co. Ltd. Class A	254,000	171
	Bank of Suzhou Co. Ltd. Class A	144,000	171
	Shanghai AJ Group Co. Ltd. Class A	161,633	171
	Eternal Asia Supply Chain Management Ltd. Class A	276,300	170
	Deppon Logistics Co. Ltd. Class A	73,700	169
	Juneyao Airlines Co. Ltd. Class A	100,266	168
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	168
	Lakala Payment Co. Ltd. Class A	37,800	167

		Shares	Market Value ($000)
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	132,400	166
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	191,600	166
	TangShan Port Group Co. Ltd. Class A	462,800	165
	Sichuan Road & Bridge Co. Ltd. Class A	228,970	165
	Xiamen Intretech Inc. Class A	15,400	164
	Guangxi Liugong Machinery Co. Ltd. Class A	139,600	162
	Guangshen Railway Co. Ltd. Class A	505,300	162
	Red Star Macalline Group Corp. Ltd. Class A	107,580	161
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	20,100	161
	Fujian Longking Co. Ltd. Class A	119,900	160
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	160
	Harbin Boshi Automation Co. Ltd. Class A	80,300	159
	All Winner Technology Co. Ltd. Class A	35,700	158
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	57,400	155
	AECC Aero-Engine Control Co. Ltd. Class A	47,900	155
	Yotrio Group Co. Ltd. Class A	288,300	154
	Digital China Information Service Co. Ltd. Class A	72,800	154
	Visual China Group Co. Ltd. Class A	72,500	153
	Genimous Technology Co. Ltd. Class A	195,700	153
*	CMST Development Co. Ltd. Class A	220,800	151
*	Sinopec Oilfield Service Corp. Class A	543,200	151
	Youzu Interactive Co. Ltd. Class A	75,400	150
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	23,400	150
*	Realcan Pharmaceutical Group Co. Ltd. Class A	205,600	148
	North Industries Group Red Arrow Co. Ltd. Class A	103,600	147
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	142
*	Alpha Group Class A	166,500	141
	Jiangling Motors Corp. Ltd. Class B	163,283	140
	Better Life Commercial Chain Share Co. Ltd. Class A	116,500	138
	Greattown Holdings Ltd. Class A	241,500	138
*	Tibet Summit Resources Co. Ltd. Class A	81,300	136
*	Bengang Steel Plates Co. Ltd. Class B	771,503	135
	Yanzhou Coal Mining Co. Ltd. Class A	100,900	135
	Henan Pinggao Electric Co. Ltd. Class A	137,000	135
	Hangzhou Century Co. Ltd. Class A	116,700	134
*	Tahoe Group Co. Ltd. Class A	325,500	134
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	253,384	133
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	97,700	133
	Three Squirrels Inc. Class A	18,000	132
	Bank of Qingdao Co. Ltd. Class A	167,600	130
*	Global Top E-Commerce Co. Ltd. Class A	198,700	129
*	Beijing Jetsen Technology Co. Ltd. Class A	272,800	127
	Shandong Publishing & Media Co. Ltd. Class A	145,100	127
	Zhejiang Wanma Co. Ltd. Class A	125,300	125
	CGN Power Co. Ltd. Class A	294,300	125
*	Zhejiang Yongtai Technology Co. Ltd. Class A	86,315	124
	Beijing North Star Co. Ltd. Class A	368,200	123
	Opple Lighting Co. Ltd. Class A	25,300	120
	Liuzhou Iron & Steel Co. Ltd. Class A	140,100	120
	Shanghai Industrial Development Co. Ltd. Class A	163,600	115
	China Merchants Port Group Co. Ltd. Class A	52,000	113
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	171,300	113
	Anhui Xinhua Media Co. Ltd. Class A	149,100	110
	China Railway Tielong Container Logistics Co. Ltd. Class A	139,400	110
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	165,500	108
	Jiangsu Expressway Co. Ltd. Class A	76,000	106
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	396,470	106

		Shares	Market Value ($000)
	Jiuzhitang Co. Ltd. Class A	85,900	102
	Skyworth Digital Co. Ltd. Class A	92,200	102
	Fujian Funeng Co. Ltd. Class A	84,300	101
*	Easysight Supply Chain Management Co. Ltd. Class A	87,600	99
*	Sou Yu Te Group Co. Ltd. Class A	294,500	94
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	93
	Qingdao Rural Commercial Bank Corp.	130,800	92
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	32,100	92
	Shenzhen Tellus Holding Co. Ltd. Class A	38,600	90
*	HyUnion Holding Co. Ltd. Class A	107,400	89
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	90,900	86
	Loncin Motor Co. Ltd. Class A	182,400	85
[1]	Maanshan Iron & Steel Co. Ltd. Class H	296,000	82
	Rainbow Digital Commercial Co. Ltd. Class A	72,200	81
	Camel Group Co. Ltd. Class A	58,370	80
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	78
	China High Speed Railway Technology Co. Ltd. Class A	204,600	78
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	87,800	76
	JL Mag Rare-Earth Co. Ltd. Class A	13,000	74
	China West Construction Group Co. Ltd. Class A	50,600	64
	Jointo Energy Investment Co. Ltd. Hebei Class A	85,061	63
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	65,100	59
	Double Medical Technology Inc. Class A	4,800	52
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	19,400	40
*,2	Tianhe Chemicals Group Ltd.	3,538,329	—
			5,789,816
Colombia (0.1%)
	Bancolombia SA ADR	211,419	7,440
	Interconexion Electrica SA ESP	814,334	5,262
	Bancolombia SA	473,052	4,056
	Grupo Energia Bogota SA ESP	4,821,372	3,527
	Ecopetrol SA	5,845,448	3,325
	Grupo de Inversiones Suramericana SA	450,450	2,865
	Grupo Aval Acciones y Valores SA Preference	6,916,965	2,244
	Grupo Argos SA	543,762	2,026
*	Corp. Financiera Colombiana SA	206,106	1,861
	Ecopetrol SA ADR	145,816	1,659
	Cementos Argos SA	927,844	1,518
	Grupo De Inversiones Suramericana SA Preference	153,364	881
	Grupo Aval Acciones y Valores SA ADR	21,896	140
	Bancolombia SA Preference	11,063	98
	Cementos Argos SA Preference	296	—
			36,902
Czech Republic (0.0%)
	CEZ AS	300,709	7,211
*	Komercni banka AS	133,466	4,051
*,3	Moneta Money Bank AS	893,932	3,035
*	O2 Czech Republic AS	83,398	979
			15,276
Denmark (1.4%)
	Novo Nordisk A/S Class B	2,932,120	204,276
	Vestas Wind Systems A/S	370,093	79,466
[3]	Orsted AS	343,331	65,208
	DSV PANALPINA A/S	365,551	57,035
*	Genmab A/S	107,657	42,863
	Coloplast A/S Class B	242,281	36,165
	Carlsberg AS Class B	178,287	26,046

		Shares	Market Value ($000)
	Novozymes A/S Class B	372,717	22,370
	AP Moller - Maersk A/S Class B	10,652	21,881
*	Danske Bank A/S	1,204,346	20,503
	GN Store Nord AS	237,000	18,055
*	Chr Hansen Holding A/S	188,488	17,052
*	Pandora A/S	174,823	16,823
	AP Moller - Maersk A/S Class A	7,689	14,503
	Ambu A/S Class B	306,557	14,436
	Tryg A/S	251,686	7,830
*	Demant A/S	188,317	6,750
*	ISS A/S	341,641	5,867
	ROCKWOOL International A/S Class B	11,403	4,302
	H Lundbeck A/S	107,065	3,809
			685,240
Egypt (0.0%)
	Commercial International Bank Egypt SAE	2,426,745	9,732
	Eastern Co. SAE	1,778,143	1,693
	Egypt Kuwait Holding Co. SAE	1,397,898	1,464
	ElSewedy Electric Co.	1,436,275	948
	Talaat Moustafa Group	1,726,996	819
	Telecom Egypt Co.	582,348	430
			15,086
Finland (0.9%)
	Kone Oyj Class B	712,402	56,027
	Neste Oyj	756,923	53,318
*	Nokia Oyj	10,182,819	48,935
*	Nordea Bank Abp	5,225,418	42,351
	Sampo Oyj Class A	919,565	38,660
	UPM-Kymmene Oyj	972,418	34,747
	Fortum Oyj	789,671	19,101
	Stora Enso Oyj Class R	1,051,547	19,083
	Elisa Oyj	264,062	15,721
	Kesko Oyj Class B	495,519	12,867
	Metso Outotec Oyj	1,107,346	11,049
	Nokian Renkaat Oyj	250,407	9,169
	Wartsila Oyj Abp	894,419	8,767
	Orion Oyj Class B	186,933	8,577
	Huhtamaki Oyj	168,783	8,276
*	Nordea Bank Abp (XHEL)	921,538	7,481
	Kojamo Oyj	345,102	7,354
	Neles Oyj	188,671	2,428
			403,911
France (6.2%)
	LVMH Moet Hennessy Louis Vuitton SE	452,101	273,338
	Sanofi	1,978,339	186,059
	TOTAL SE	4,400,246	185,463
	Schneider Electric SE	954,301	139,672
*	L'Oreal SA	290,348	102,144
*	Airbus SE	1,008,857	101,448
*	BNP Paribas SA	1,967,594	94,357
*	Air Liquide SA Loyalty Shares	560,609	91,686
	Kering SA	134,593	88,338
*	Vinci SA	852,224	79,025
	AXA SA	3,489,721	77,313
	EssilorLuxottica SA	535,092	75,693
*	Safran SA	584,283	73,449
	Danone SA	1,087,188	72,297

		Shares	Market Value ($000)
	Pernod Ricard SA	376,756	71,004
	Hermes International	55,896	57,033
	L'Oreal SA (XPAR)	144,278	50,757
	Dassault Systemes SE	237,820	47,474
	STMicroelectronics NV	1,150,017	46,082
	Air Liquide SA	281,404	46,023
	Legrand SA	485,619	44,622
	Cie Generale des Etablissements Michelin SCA	318,069	43,832
	Vivendi SA	1,419,525	43,620
*	Cie de Saint-Gobain	866,640	43,082
	Capgemini SE	286,404	41,389
	Orange SA	3,473,201	40,763
*,3	Worldline SA	433,036	36,605
	Teleperformance	105,934	34,649
*	Engie SA	1,983,397	30,781
*	Societe Generale SA	1,410,225	26,291
	Stellantis NV (STLA)	1,726,792	26,224
*	Alstom SA	480,689	26,063
	Veolia Environnement SA	921,407	24,554
	Edenred	444,189	24,059
*	Credit Agricole SA	2,098,805	23,755
*	Eurofins Scientific SE	218,379	20,962
	Publicis Groupe SA	399,473	20,675
	Sartorius Stedim Biotech	43,576	18,231
	Carrefour SA	1,059,854	17,972
*	Ubisoft Entertainment SA	169,144	16,912
	Thales SA	183,113	16,430
	Valeo SA	438,237	16,314
*	Engie SA (XPAR)	1,028,153	15,956
	Bouygues SA	388,673	15,248
*	Renault SA	333,727	14,193
	Suez SA	680,508	13,966
	Gecina SA	95,555	13,576
	Arkema SA	121,621	13,459
*	Bureau Veritas SA	511,880	13,432
*	Atos SE	173,158	13,288
*	Getlink SE	830,228	12,794
*	Eiffage SA	137,859	12,513
*	Orpea SA	89,184	12,340
[3]	Euronext NV	112,083	12,071
	BioMerieux	77,101	11,919
*	Accor SA	336,100	11,302
*	EDF	739,809	9,199
	TechnipFMC plc (XNYS)	837,151	9,030
*	SCOR SE	286,993	8,727
*	Rexel SA	560,704	8,532
[1]	Klepierre SA	345,252	8,275
	Remy Cointreau SA	44,588	8,270
*	Faurecia SE	150,413	7,871
	Rubis SCA	171,459	7,761
*,3	Amundi SA	103,199	7,680
	Covivio	91,944	7,550
	Bollore SA	1,827,668	7,401
[3]	La Francaise des Jeux SAEM	160,849	6,909
*	SEB SA Loyalty Shares	32,883	6,249
*	Aeroports de Paris	53,805	6,175
	Wendel SE	48,900	5,645
*	Natixis SA	1,479,130	5,568

		Shares	Market Value ($000)
*	Sodexo SA ACT Loyalty Shares	62,503	5,561
	Ipsen SA	63,292	5,522
	Iliad SA	28,101	5,197
*	Dassault Aviation SA	4,274	4,456
*	Sodexo SA (XPAR)	49,842	4,435
	ICADE	57,544	4,138
*	CNP Assurances	273,018	4,138
	Cie Plastic Omnium SA	98,531	3,861
*	Eurazeo SA	54,926	3,847
*	Sodexo SA	38,129	3,393
*,1	Casino Guichard Perrachon SA	96,319	3,267
	Imerys SA	66,349	3,133
	SEB SA (XPAR)	16,129	3,065
*	JCDecaux SA	135,440	2,631
*	Electricite de France SA (XPAR)	191,827	2,385
[3]	ALD SA	142,287	1,951
*	Eurazeo SE	22,938	1,606
*	Sodexo SA Loyalty Shares	8,591	764
*	SEB SA Loyalty Shares 2023	1,146	218
			2,966,907
Germany (5.7%)
	SAP SE	2,037,513	258,536
	Siemens AG (Registered)	1,388,136	215,078
	Allianz SE (Registered)	754,095	170,432
	BASF SE	1,661,282	128,394
*	adidas AG	350,119	111,015
	Bayer AG (Registered)	1,786,484	108,123
	Deutsche Telekom AG (Registered)	5,859,455	104,196
	Daimler AG (Registered)	1,463,717	102,803
	Infineon Technologies AG	2,368,122	94,875
	Deutsche Post AG (Registered)	1,773,714	87,613
	Vonovia SE	1,025,492	68,472
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	255,016	67,620
	Volkswagen AG Preference	332,150	62,793
	Deutsche Boerse AG	333,872	53,604
	Bayerische Motoren Werke AG	583,235	49,382
	RWE AG	1,148,053	49,318
	E.ON SE	3,946,590	41,749
*,3	Delivery Hero SE	269,091	40,871
	Merck KGaA	235,158	39,194
*	Deutsche Bank AG (Registered)	3,709,862	37,408
*,3	Zalando SE	293,974	33,707
	Henkel AG & Co. KGaA Preference	318,000	32,936
	Fresenius SE & Co. KGaA	733,717	32,674
	Deutsche Wohnen SE	634,837	31,416
	Sartorius AG Preference	62,369	31,003
	Fresenius Medical Care AG & Co. KGaA	369,384	29,883
	Symrise AG Class A	230,692	28,708
	Continental AG	196,796	27,542
*	Siemens Energy AG	690,640	25,522
[3]	Siemens Healthineers AG	405,292	22,729
*	HelloFresh SE	266,036	22,465
	MTU Aero Engines AG	96,427	22,374
[3]	Covestro AG	328,957	22,347
	Brenntag AG	283,927	22,241
*	QIAGEN NV	401,395	21,763
	HeidelbergCement AG	272,880	20,171

		Shares	Market Value ($000)
	Beiersdorf AG	181,744	19,838
	Porsche Automobil Holding SE Preference	279,310	19,399
	LEG Immobilien AG	129,612	18,580
	Henkel AG & Co. KGaA	184,334	17,236
	Hannover Rueck SE	110,439	17,114
*	Puma SE	165,452	16,190
	Knorr-Bremse AG (Bearer)	120,230	15,910
[3]	Scout24 AG	189,955	14,667
	Aroundtown SA	2,006,917	13,933
*,3	TeamViewer AG	261,804	13,539
*	Commerzbank AG	1,903,851	12,579
	KION Group AG	142,689	12,320
	Volkswagen AG	58,168	12,275
	LANXESS AG	155,681	11,728
	Evonik Industries AG	354,222	11,648
	Bechtle AG	50,086	10,613
	GEA Group AG	306,110	10,577
	Carl Zeiss Meditec AG (Bearer)	66,657	10,418
*	thyssenkrupp AG	847,466	9,826
	United Internet AG (Registered)	196,218	8,515
	Rheinmetall AG	79,808	8,427
	FUCHS PETROLUB SE Preference	128,637	7,319
*,1	Deutsche Lufthansa AG (Registered)	557,468	7,182
	Nemetschek SE	100,004	7,040
	Uniper SE	199,825	6,998
	Bayerische Motoren Werke AG Preference	103,583	6,760
*	CTS Eventim AG & Co. KGaA	105,864	6,246
[1]	Rational AG	6,032	5,798
*	ProSiebenSat.1 Media SE	290,308	5,246
*	Hella GmbH & Co. KGaA	79,424	4,842
*,1	Varta AG	25,576	4,552
*	RTL Group SA	67,297	3,849
	Wacker Chemie AG	26,571	3,846
*	Fielmann AG	43,332	3,760
*	Talanx AG	96,738	3,613
*	Fraport AG Frankfurt Airport Services Worldwide	65,039	3,524
	Telefonica Deutschland Holding AG	1,222,778	3,351
*	OSRAM Licht AG	53,334	3,326
	HOCHTIEF AG	35,030	3,257
	METRO AG	235,578	2,749
	FUCHS PETROLUB SE	60,009	2,678
[3]	DWS Group GmbH & Co. KGaA	62,429	2,446
	Traton SE	86,987	2,381
[1]	GRENKE AG	47,535	2,362
	Suedzucker AG	144,976	2,113
	TUI AG (XGAT)	432,752	2,083
	1&1 Drillisch AG	84,806	2,058
*,2	Banco Espirito Santo SA (Registered)	3,873,216	—
			2,713,668
Greece (0.1%)
	Hellenic Telecommunications Organization SA	427,720	6,217
	OPAP SA	347,128	4,250
	JUMBO SA	199,680	3,128
*	Eurobank Ergasias Services and Holdings SA	4,512,217	2,980
	Mytilineos SA	178,550	2,600
*	National Bank of Greece SA	993,461	2,331
*	Alpha Bank AE	2,464,210	2,230
*	Motor Oil Hellas Corinth Refineries SA	98,194	1,380

		Shares	Market Value ($000)
	Hellenic Petroleum SA	106,801	709
*,2	FF Group	60,219	351
			26,176
Hong Kong (2.3%)
	AIA Group Ltd.	21,966,411	264,844
	Hong Kong Exchanges & Clearing Ltd.	2,307,055	147,495
	Sun Hung Kai Properties Ltd.	2,592,994	35,421
	Techtronic Industries Co. Ltd.	2,277,774	34,026
	CK Hutchison Holdings Ltd.	4,832,099	33,346
	Link REIT	3,795,525	32,927
*	Galaxy Entertainment Group Ltd.	3,940,061	29,727
	CLP Holdings Ltd.	2,992,871	28,087
	Hong Kong & China Gas Co. Ltd.	18,753,629	26,935
	Hang Seng Bank Ltd.	1,318,937	23,786
	Jardine Matheson Holdings Ltd.	383,232	22,088
	CK Asset Holdings Ltd.	4,352,565	21,717
	BOC Hong Kong Holdings Ltd.	6,502,530	19,391
*	Sands China Ltd.	4,365,504	17,337
	Lenovo Group Ltd.	13,864,809	16,138
	Wharf Real Estate Investment Co. Ltd.	2,991,420	15,800
	MTR Corp. Ltd.	2,597,172	15,072
	Power Assets Holdings Ltd.	2,543,404	13,497
	New World Development Co. Ltd.	2,686,554	12,439
[3]	WH Group Ltd.	15,317,999	12,413
*,3	ESR Cayman Ltd.	3,254,714	11,599
[3]	Budweiser Brewing Co. APAC Ltd.	3,059,733	10,230
	Hongkong Land Holdings Ltd.	2,162,454	9,970
	Hang Lung Properties Ltd.	3,741,140	9,942
	Henderson Land Development Co. Ltd.	2,370,302	9,694
	Xinyi Glass Holdings Ltd.	3,714,583	8,986
	Jardine Strategic Holdings Ltd.	333,234	8,639
	Sino Land Co. Ltd.	6,120,520	8,477
	ASM Pacific Technology Ltd.	553,100	8,032
	Want Want China Holdings Ltd.	10,267,807	7,373
	AAC Technologies Holdings Inc.	1,275,837	6,918
	Tingyi Cayman Islands Holding Corp.	3,456,367	6,868
	Vitasoy International Holdings Ltd.	1,412,957	6,149
	CK Infrastructure Holdings Ltd.	1,145,559	6,082
	Microport Scientific Corp.	850,274	5,913
	Swire Properties Ltd.	2,000,292	5,798
	Swire Pacific Ltd. Class A	926,852	5,792
	Minth Group Ltd.	1,255,714	5,732
	Man Wah Holdings Ltd.	2,568,853	5,666
*	PRADA SPA	909,435	5,588
	Wharf Holdings Ltd.	2,468,643	5,432
	Bank of East Asia Ltd.	2,365,052	5,118
	SITC International Holdings Co. Ltd.	2,090,534	4,792
*	Wynn Macau Ltd.	2,605,320	4,128
	PCCW Ltd.	7,342,776	4,083
	Hysan Development Co. Ltd.	1,097,877	3,981
	Hang Lung Group Ltd.	1,566,040	3,961
	Chow Tai Fook Jewellery Group Ltd.	3,053,497	3,666
*	SJM Holdings Ltd.	3,293,915	3,532
*,3	Samsonite International SA	2,270,803	3,265
	NagaCorp Ltd.	2,668,788	3,030
[3]	BOC Aviation Ltd.	368,126	2,998
	Sun Art Retail Group Ltd.	2,839,500	2,938
	Kerry Properties Ltd.	1,065,233	2,757

		Shares	Market Value ($000)
*	Yue Yuen Industrial Holdings Ltd.	1,258,324	2,737
[3]	Js Global Lifestyle Co. Ltd.	1,153,591	2,594
	NWS Holdings Ltd.	2,565,079	2,466
*	Melco International Development Ltd.	1,412,675	2,465
	Uni-President China Holdings Ltd.	2,026,604	2,450
	Nexteer Automotive Group Ltd.	1,494,541	2,396
	L'Occitane International SA	852,105	2,344
	Dairy Farm International Holdings Ltd.	538,314	2,317
	VTech Holdings Ltd.	288,420	2,306
	Lee & Man Paper Manufacturing Ltd.	2,512,583	2,203
	Kerry Logistics Network Ltd.	1,029,965	2,197
*,1	Huabao International Holdings Ltd.	1,507,849	2,120
*	United Energy Group Ltd.	13,262,205	2,064
	Champion REIT	3,511,530	2,015
*,1	MGM China Holdings Ltd.	1,311,723	1,977
	Johnson Electric Holdings Ltd.	640,643	1,892
	Swire Pacific Ltd. Class B	1,773,588	1,801
*	Shangri-La Asia Ltd.	1,934,616	1,644
*	MMG Ltd.	3,975,627	1,532
	Vinda International Holdings Ltd.	438,842	1,480
*	Cathay Pacific Airways Ltd.	1,799,730	1,386
	First Pacific Co. Ltd.	4,265,139	1,317
	Haitong International Securities Group Ltd.	4,497,047	1,248
	Cafe de Coral Holdings Ltd.	586,419	1,204
*	Shui On Land Ltd.	6,392,076	946
	Shun Tak Holdings Ltd.	3,237,139	945
*	Towngas China Co. Ltd.	2,049,307	875
*,1	FIH Mobile Ltd.	4,902,303	769
*,1,3	FIT Hon Teng Ltd.	1,772,242	754
	Guotai Junan International Holdings Ltd.	4,476,212	708
	Dah Sing Banking Group Ltd.	642,105	637
*,1	China Travel International Investment Hong Kong Ltd.	4,636,794	632
	Dah Sing Financial Holdings Ltd.	219,849	622
*	Lifestyle International Holdings Ltd.	837,820	596
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,098,363	332
*,1	Sa Sa International Holdings Ltd.	1,890,960	280
*,2	Untrade.Brightoil	3,241,567	84
*,2	Legend Holdings Corp.	50,782	—
*,1,2	Huishan Dairy	5,503,795	—
			1,085,950
Hungary (0.1%)
*	OTP Bank Nyrt	421,377	19,213
	Richter Gedeon Nyrt	244,300	6,882
*	MOL Hungarian Oil & Gas plc	683,903	5,136
	Magyar Telekom Telecommunications plc	694,052	925
			32,156
India (2.8%)
	Housing Development Finance Corp. Ltd.	3,140,890	102,132
	Reliance Industries Ltd.	3,185,306	80,161
	Tata Consultancy Services Ltd.	1,762,015	74,968
	Infosys Ltd. ADR	4,351,953	73,461
[3]	Reliance Industries Ltd. GDR	1,368,639	69,201
	Hindustan Unilever Ltd.	1,618,918	50,122
	Infosys Ltd.	2,394,724	40,578
*	Axis Bank Ltd.	4,126,080	37,392
	HCL Technologies Ltd.	1,992,669	24,894
	Bajaj Finance Ltd.	375,607	24,277

		Shares	Market Value ($000)
	Bharti Airtel Ltd.	3,164,251	23,963
	Maruti Suzuki India Ltd.	228,403	22,513
	Asian Paints Ltd.	665,463	21,926
*	ICICI Bank Ltd.	2,804,905	20,732
	Larsen & Toubro Ltd.	920,443	16,781
	Sun Pharmaceutical Industries Ltd.	2,001,804	16,041
	UltraTech Cement Ltd.	213,418	15,540
	ITC Ltd.	5,399,389	15,010
	Mahindra & Mahindra Ltd.	1,353,971	13,869
	Titan Co. Ltd.	654,085	12,707
	Tech Mahindra Ltd.	959,932	12,603
*	Nestle India Ltd.	52,906	12,351
*,3	HDFC Life Insurance Co. Ltd.	1,186,905	11,014
*	State Bank of India GDR	277,047	10,694
*,3	Avenue Supermarts Ltd.	274,076	9,943
	Wipro Ltd. ADR	1,615,916	9,938
*	Adani Green Energy Ltd.	713,130	9,783
	Adani Ports & Special Economic Zone Ltd.	1,396,722	9,736
	Bharat Petroleum Corp. Ltd.	1,830,586	9,608
	Power Grid Corp. of India Ltd.	3,752,278	9,470
	JSW Steel Ltd.	1,869,057	9,334
	Grasim Industries Ltd.	639,067	9,222
	Hero MotoCorp Ltd.	205,990	9,173
	Eicher Motors Ltd.	238,490	8,949
*	Tata Motors Ltd.	2,483,944	8,880
	Divi's Laboratories Ltd.	186,950	8,612
	Bajaj Auto Ltd.	154,179	8,456
	Cipla Ltd.	746,886	8,441
	Bajaj Finserv Ltd.	68,474	8,160
*,3	SBI Life Insurance Co. Ltd.	654,909	7,752
*	Info Edge India Ltd.	128,465	7,672
	UPL Ltd.	991,669	7,614
	NTPC Ltd.	6,183,756	7,520
	Tata Steel Ltd.	897,996	7,339
	Britannia Industries Ltd.	152,697	7,311
	Dr. Reddy's Laboratories Ltd.	111,984	7,016
	Godrej Consumer Products Ltd.	674,123	6,866
*	Oil & Natural Gas Corp. Ltd.	5,644,638	6,804
	Dabur India Ltd.	958,317	6,747
*,3	ICICI Lombard General Insurance Co. Ltd.	368,455	6,636
	Vedanta Ltd.	2,970,031	6,527
	Havells India Ltd.	443,189	6,338
	Shriram Transport Finance Co. Ltd.	355,644	6,273
*,3	Bandhan Bank Ltd.	1,482,118	6,269
	Tata Consumer Products Ltd.	814,328	6,232
	Hindalco Industries Ltd.	2,022,492	6,224
	Aurobindo Pharma Ltd.	487,086	6,023
	Shree Cement Ltd.	18,933	5,898
	Lupin Ltd.	411,625	5,675
	Pidilite Industries Ltd.	228,827	5,235
	Indian Oil Corp. Ltd.	4,077,979	5,199
	Coal India Ltd.	2,916,829	5,014
	Indus Towers Ltd.	1,577,247	4,996
	Jubilant Foodworks Ltd.	138,927	4,922
	Wipro Ltd.	826,023	4,731
	Marico Ltd.	818,688	4,658
	Zee Entertainment Enterprises Ltd.	1,537,207	4,617
	Dr Reddy's Laboratories Ltd. ADR	71,982	4,411

		Shares	Market Value ($000)
*	United Spirits Ltd.	545,918	4,321
	Indraprastha Gas Ltd.	602,303	4,244
	Gail India Ltd.	2,471,676	4,228
	Ambuja Cements Ltd.	1,247,840	4,155
	Berger Paints India Ltd.	417,442	4,035
	DLF Ltd.	1,083,194	3,777
	Motherson Sumi Systems Ltd.	1,890,524	3,738
*,3	ICICI Prudential Life Insurance Co. Ltd.	564,271	3,713
*,3	InterGlobe Aviation Ltd.	173,548	3,677
	MRF Ltd.	3,193	3,673
	Hindustan Petroleum Corp. Ltd.	1,212,989	3,624
	Piramal Enterprises Ltd.	202,334	3,622
[3]	HDFC Asset Management Co. Ltd.	90,980	3,581
	Petronet LNG Ltd.	1,087,773	3,528
	Colgate-Palmolive India Ltd.	159,639	3,502
[3]	Larsen & Toubro Infotech Ltd.	63,776	3,458
	Ashok Leyland Ltd.	2,275,973	3,444
	Adani Enterprises Ltd.	495,704	3,420
	Voltas Ltd.	272,623	3,389
	Siemens Ltd.	156,017	3,386
	Page Industries Ltd.	9,068	3,371
	SBI Cards & Payment Services Ltd.	239,148	3,224
*	Biocon Ltd.	627,258	3,192
	PI Industries Ltd.	115,393	3,192
*,3	AU Small Finance Bank Ltd.	266,021	3,176
	Bharat Forge Ltd.	384,097	3,066
*	IDFC First Bank Ltd.	4,728,704	3,056
	Balkrishna Industries Ltd.	138,642	3,008
	Embassy Office Parks REIT	622,000	2,988
	Mphasis Ltd.	141,882	2,970
	LIC Housing Finance Ltd.	533,684	2,885
	Muthoot Finance Ltd.	189,408	2,866
	Bosch Ltd.	13,648	2,857
	Cholamandalam Investment and Finance Co. Ltd.	517,583	2,814
	Tata Power Co. Ltd.	2,719,063	2,801
	Trent Ltd.	323,413	2,748
	Cadila Healthcare Ltd.	443,454	2,740
	Torrent Pharmaceuticals Ltd.	75,110	2,681
*	Jindal Steel & Power Ltd.	747,248	2,655
*	Federal Bank Ltd.	2,659,706	2,630
	SRF Ltd.	35,120	2,580
	Bharat Electronics Ltd.	1,452,417	2,579
	REC Ltd.	1,353,842	2,453
	Container Corp. of India Ltd.	411,902	2,447
	Ipca Laboratories Ltd.	96,443	2,442
	ACC Ltd.	108,087	2,370
*	Mahindra & Mahindra Financial Services Ltd.	1,113,541	2,354
	Power Finance Corp. Ltd.	1,509,316	2,267
*	Vodafone Idea Ltd.	14,700,378	2,249
[3]	RBL Bank Ltd.	762,618	2,229
	United Breweries Ltd.	123,667	2,201
	Bajaj Holdings & Investment Ltd.	47,415	2,103
*	Godrej Properties Ltd.	122,458	2,103
	NMDC Ltd.	1,396,472	2,005
	TVS Motor Co. Ltd.	255,127	1,953
	Whirlpool of India Ltd.	54,960	1,920
	Alkem Laboratories Ltd.	44,909	1,847
	ABB India Ltd.	95,839	1,820

		Shares	Market Value ($000)
	Tata Communications Ltd.	132,141	1,817
	Oracle Financial Services Software Ltd.	41,276	1,817
	Emami Ltd.	273,081	1,805
	Coromandel International Ltd.	154,802	1,791
*	State Bank of India	455,213	1,756
	Kansai Nerolac Paints Ltd.	233,508	1,753
	Hindustan Zinc Ltd.	443,505	1,661
	Glenmark Pharmaceuticals Ltd.	256,807	1,655
*	Bank of Baroda	1,732,715	1,615
	Castrol India Ltd.	917,394	1,609
	Rajesh Exports Ltd.	241,041	1,576
	Gujarat Gas Ltd.	309,550	1,567
	Dalmia Bharat Ltd.	98,138	1,548
*	Indiabulls Housing Finance Ltd.	591,624	1,541
	Indian Railway Catering & Tourism Corp. Ltd.	77,220	1,537
	Cummins India Ltd.	164,603	1,500
*	Steel Authority of India Ltd.	1,887,580	1,479
	Bata India Ltd.	71,399	1,466
	Bayer CropScience Ltd.	19,750	1,454
	Exide Industries Ltd.	517,479	1,369
	NHPC Ltd.	4,095,961	1,345
	GlaxoSmithKline Pharmaceuticals Ltd.	66,616	1,336
*	Oberoi Realty Ltd.	181,473	1,307
*	Adani Power Ltd.	1,814,388	1,272
	L&T Finance Holdings Ltd.	1,034,676	1,216
[3]	Nippon Life India Asset Management Ltd.	264,078	1,163
*	Tata Motors Ltd. Class A	813,375	1,158
*	Aditya Birla Capital Ltd.	1,025,991	1,134
	Gillette India Ltd.	13,938	1,073
*	GMR Infrastructure Ltd.	3,143,871	1,027
	Torrent Power Ltd.	241,361	1,020
*	Sun TV Network Ltd.	145,168	948
*	3M India Ltd.	3,561	936
*	Canara Bank	516,594	932
*	Bharat Heavy Electricals Ltd.	1,779,012	876
*	Punjab National Bank	1,689,554	771
*	Godrej Industries Ltd.	123,955	743
	Oil India Ltd.	483,289	735
	JSW Energy Ltd.	664,223	655
*	Yes Bank Ltd.	2,544,587	546
*	Bank of India	657,868	448
*	Future Retail Ltd.	405,067	440
*	Union Bank of India	1,015,425	432
*	Mangalore Refinery & Petrochemicals Ltd.	335,742	165
*	L&T Finance Holdings Ltd. Rights Exp. 2/15/21	237,695	68
			1,346,573
Indonesia (0.4%)
	Bank Central Asia Tbk PT	17,678,499	42,519
	Bank Rakyat Indonesia Persero Tbk PT	96,333,715	28,560
	Telkom Indonesia Persero Tbk PT	84,633,024	18,706
	Astra International Tbk PT	36,979,488	16,024
	Bank Mandiri Persero Tbk PT	33,783,272	15,805
	Charoen Pokphand Indonesia Tbk PT	13,614,164	5,560
	Bank Negara Indonesia Persero Tbk PT	13,832,487	5,442
	Unilever Indonesia Tbk PT	10,785,050	5,313
	PT United Tractors	2,683,812	4,358
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,729,800	4,328
	Semen Indonesia Persero Tbk PT	5,259,949	3,963

		Shares	Market Value ($000)
	Kalbe Farma Tbk PT	35,548,637	3,706
	Indofood Sukses Makmur Tbk PT	8,379,805	3,606
	Tower Bersama Infrastructure Tbk PT	18,286,225	2,909
	Sarana Menara Nusantara Tbk PT	40,683,000	2,777
*	Barito Pacific Tbk PT	43,229,200	2,714
	Indofood CBP Sukses Makmur Tbk PT	4,138,884	2,681
*	Gudang Garam Tbk PT	838,686	2,252
	Indocement Tunggal Prakarsa Tbk PT	2,371,098	2,252
	Adaro Energy Tbk PT	23,474,263	2,000
	Perusahaan Gas Negara Persero Tbk PT	18,640,846	1,776
*	Surya Citra Media Tbk PT	9,572,279	1,480
	Hanjaya Mandala Sampoerna Tbk PT	15,846,300	1,474
*	Vale Indonesia Tbk PT	3,718,262	1,448
	Bukit Asam Tbk PT	7,513,155	1,376
	Jasa Marga Persero Tbk PT	3,751,819	1,153
*	Bumi Serpong Damai Tbk PT	12,776,740	1,021
	XL Axiata Tbk PT	6,217,150	980
*	Media Nusantara Citra Tbk PT	8,802,166	647
	Astra Agro Lestari Tbk PT	680,225	539
*	Smartfren Telecom Tbk PT	89,346,400	343
	Bank Danamon Indonesia Tbk PT	1,024,127	208
			187,920
Ireland (0.1%)
	Kerry Group plc Class A	280,523	38,069
*	Kingspan Group plc	273,849	18,590
	Glanbia plc	360,889	4,453
	CRH plc	67,919	2,787
*	AIB Group plc	1,444,236	2,568
*	Flutter Entertainment plc	5,970	1,112
*,2	Irish Bank Resolution Corp.	236,607	—
			67,579
Israel (0.3%)
*	Nice Ltd.	114,008	29,726
*	Teva Pharmaceutical Industries Ltd.	1,764,225	20,922
	Bank Leumi Le-Israel BM	2,662,177	16,405
*	Bank Hapoalim BM	2,002,549	14,092
	Israel Discount Bank Ltd. Class A	2,171,972	8,391
	ICL Group Ltd.	1,278,721	6,803
	Elbit Systems Ltd.	45,005	6,212
	Mizrahi Tefahot Bank Ltd.	249,965	5,814
*	Tower Semiconductor Ltd.	196,062	5,565
	Azrieli Group Ltd.	65,624	3,989
*	Bezeq The Israeli Telecommunication Corp. Ltd.	3,797,786	3,914
	Mivne Real Estate KD Ltd.	1,207,937	2,877
	Alony Hetz Properties & Investments Ltd.	188,936	2,374
*	First International Bank of Israel Ltd.	90,202	2,355
*	Shikun & Binui Ltd.	373,297	2,135
	Strauss Group Ltd.	72,713	2,073
*	Airport City Ltd.	129,487	1,857
	Paz Oil Co. Ltd.	17,613	1,731
*	Harel Insurance Investments & Financial Services Ltd.	199,148	1,699
	Shufersal Ltd.	202,627	1,685
*	Phoenix Holdings Ltd.	212,470	1,669
	Melisron Ltd.	29,740	1,527
	Shapir Engineering and Industry Ltd.	197,753	1,420
	Electra Ltd.	2,673	1,405
	Amot Investments Ltd.	230,929	1,272

		Shares	Market Value ($000)
	Energix-Renewable Energies Ltd.	283,783	1,059
	Gazit-Globe Ltd.	126,514	761
*	Teva Pharmaceutical Industries Ltd. ADR	29,659	349
			150,081
Italy (1.4%)
	Enel SPA	14,103,309	139,876
*	Intesa Sanpaolo SPA	28,162,797	61,398
	Ferrari NV	221,372	46,065
	Eni SPA	4,467,825	45,128
	Assicurazioni Generali SPA	2,287,346	39,038
*	UniCredit SPA	3,879,713	35,355
	Stellantis NV	2,008,956	30,548
*	CNH Industrial NV	1,795,794	22,883
	Snam SPA	3,947,625	20,700
*	Moncler SPA	352,297	19,853
	Terna Rete Elettrica Nazionale SPA	2,564,312	18,597
*	FinecoBank Banca Fineco SPA	1,120,371	17,422
*	Atlantia SPA	896,840	14,208
	EXOR NV	191,196	14,172
	Prysmian SPA	439,543	14,159
*,3	Nexi SPA	773,215	13,718
*	Mediobanca Banca di Credito Finanziario SPA	1,248,991	11,115
	Davide Campari-Milano NV	924,503	9,937
	Recordati Industria Chimica e Farmaceutica SPA	177,457	9,183
	DiaSorin SPA	41,282	9,028
*	Amplifon SPA	218,644	8,667
	Telecom Italia SPA	20,050,939	8,585
[3]	Poste Italiane SPA	841,179	8,220
[3]	Infrastrutture Wireless Italiane SPA	583,887	6,270
	Italgas SPA	874,200	5,243
	Leonardo SPA	717,356	4,970
	Telecom Italia SPA Savings Shares	10,365,418	4,906
	Tenaris SA	608,815	4,701
	A2A SPA	2,770,275	4,492
	Hera SPA	1,283,492	4,484
*,1,3	Pirelli & C SPA	815,853	4,249
	Buzzi Unicem SPA	171,592	4,222
*	Banca Mediolanum SPA	459,863	3,644
	UnipolSai Assicurazioni SPA	931,213	2,359
			667,395
Japan (16.6%)
	Toyota Motor Corp.	4,463,607	313,059
	Sony Corp.	2,237,784	214,184
	SoftBank Group Corp.	2,640,007	204,529
	Keyence Corp.	326,174	175,117
	Shin-Etsu Chemical Co. Ltd.	722,597	125,789
	Nintendo Co. Ltd.	195,065	112,286
	Nidec Corp.	840,269	111,821
	Daiichi Sankyo Co. Ltd.	3,460,069	111,383
	Recruit Holdings Co. Ltd.	2,445,414	106,369
	Mitsubishi UFJ Financial Group Inc.	22,609,154	102,098
	Tokyo Electron Ltd.	268,336	102,036
	Daikin Industries Ltd.	482,031	101,772
	Murata Manufacturing Co. Ltd.	1,036,155	99,521
	Takeda Pharmaceutical Co. Ltd.	2,604,255	91,591
	FANUC Corp.	348,110	90,881
	KDDI Corp.	3,084,724	90,668

	Shares	Market Value ($000)
Hoya Corp.	657,109	84,080
Honda Motor Co. Ltd.	3,102,213	81,919
Fast Retailing Co. Ltd.	92,662	79,645
Sumitomo Mitsui Financial Group Inc.	2,354,181	73,140
ITOCHU Corp.	2,449,428	70,149
Hitachi Ltd.	1,683,536	69,354
Softbank Corp.	5,005,539	65,755
M3 Inc.	765,411	64,428
SMC Corp.	103,631	62,714
Chugai Pharmaceutical Co. Ltd.	1,182,521	61,880
Kao Corp.	851,183	61,759
Mizuho Financial Group Inc.	4,595,870	60,584
Tokio Marine Holdings Inc.	1,181,970	58,059
Nippon Telegraph & Telephone Corp.	2,256,249	56,392
Mitsui & Co. Ltd.	2,965,970	55,032
Mitsubishi Corp.	2,169,772	54,965
Astellas Pharma Inc.	3,378,616	54,842
Mitsubishi Electric Corp.	3,592,926	54,809
Seven & i Holdings Co. Ltd.	1,401,859	53,534
Oriental Land Co. Ltd.	340,437	53,282
Fujitsu Ltd.	341,939	52,180
Panasonic Corp.	3,882,884	50,409
Central Japan Railway Co.	328,097	46,981
Terumo Corp.	1,191,231	46,298
Denso Corp.	825,884	45,907
Shiseido Co. Ltd.	705,884	45,826
Komatsu Ltd.	1,666,209	45,653
Kubota Corp.	2,000,670	43,957
East Japan Railway Co.	655,219	43,220
Japan Tobacco Inc.	2,147,575	42,660
Aeon Co. Ltd.	1,284,485	40,241
Sysmex Corp.	343,118	40,029
Canon Inc.	1,807,340	39,981
Bridgestone Corp.	1,046,402	38,986
Suzuki Motor Corp.	819,997	37,005
FUJIFILM Holdings Corp.	644,826	36,937
ORIX Corp.	2,274,921	36,503
Kyocera Corp.	557,921	35,758
TDK Corp.	219,064	35,421
Eisai Co. Ltd.	481,074	35,110
Olympus Corp.	1,918,779	34,693
Mitsui Fudosan Co. Ltd.	1,690,085	34,305
Shimano Inc.	144,460	33,872
Daiwa House Industry Co. Ltd.	1,169,929	33,168
Mitsubishi Estate Co. Ltd.	2,081,983	32,937
Otsuka Holdings Co. Ltd.	760,500	32,474
Secom Co. Ltd.	357,873	32,427
Unicharm Corp.	708,278	31,766
Asahi Group Holdings Ltd.	760,650	30,709
Bandai Namco Holdings Inc.	356,986	30,441
Omron Corp.	342,303	30,327
Kirin Holdings Co. Ltd.	1,394,314	29,969
Dai-ichi Life Holdings Inc.	1,927,325	29,366
Z Holdings Corp.	4,706,822	29,240
Nomura Holdings Inc.	5,479,580	28,993
Advantest Corp.	356,141	28,145
Nitori Holdings Co. Ltd.	137,994	27,387
Shionogi & Co. Ltd.	502,997	27,308

		Shares	Market Value ($000)
	Sumitomo Corp.	2,043,227	27,123
	Toshiba Corp.	800,085	26,128
	NEC Corp.	475,884	25,892
	MS&AD Insurance Group Holdings Inc.	876,848	25,228
	Nippon Paint Holdings Co. Ltd.	279,993	25,178
	Asahi Kasei Corp.	2,258,178	25,111
	Nitto Denko Corp.	266,987	24,200
	Sompo Holdings Inc.	604,421	24,136
	Yaskawa Electric Corp.	469,759	24,093
	Ono Pharmaceutical Co. Ltd.	783,682	23,392
	Kikkoman Corp.	330,673	23,333
	Toyota Industries Corp.	296,104	23,324
	Japan Exchange Group Inc.	978,819	22,851
	Nexon Co. Ltd.	742,572	22,532
	Obic Co. Ltd.	119,869	22,428
	ENEOS Holdings Inc.	5,428,924	22,002
	Sumitomo Realty & Development Co. Ltd.	723,690	21,845
	Subaru Corp.	1,106,344	21,253
	Makita Corp.	445,185	21,244
	Ajinomoto Co. Inc.	889,586	21,035
	Pan Pacific International Holdings Corp.	928,805	20,857
	Sekisui House Ltd.	1,054,479	20,373
	Daifuku Co. Ltd.	177,788	20,291
	Sumitomo Mitsui Trust Holdings Inc.	666,698	19,946
	SG Holdings Co. Ltd.	767,625	19,676
*	Japan Post Holdings Co. Ltd.	2,402,745	19,108
	Marubeni Corp.	2,861,827	19,015
	Lasertec Corp.	141,640	18,972
	Sumitomo Metal Mining Co. Ltd.	432,946	18,772
	Shimadzu Corp.	488,614	18,680
	Sumitomo Electric Industries Ltd.	1,386,780	18,511
*	Nissan Motor Co. Ltd.	3,517,799	18,137
	Toray Industries Inc.	2,761,206	18,016
	West Japan Railway Co.	329,338	17,557
*	Nippon Steel Corp.	1,480,340	17,100
	Tokyo Gas Co. Ltd.	771,392	16,903
	MISUMI Group Inc.	512,744	16,695
	MINEBEA MITSUMI Inc.	750,556	16,657
	MEIJI Holdings Co. Ltd.	243,153	16,598
	NTT Data Corp.	1,149,509	16,508
	Odakyu Electric Railway Co. Ltd.	564,400	16,406
	Yamaha Corp.	284,652	16,042
	Toyota Tsusho Corp.	409,287	15,987
	Nomura Research Institute Ltd.	474,538	15,985
	Mitsubishi Chemical Holdings Corp.	2,336,678	15,983
	Disco Corp.	48,979	15,934
	Rohm Co. Ltd.	153,293	15,554
	Chubu Electric Power Co. Inc.	1,265,615	15,501
	Keio Corp.	210,599	15,413
	Yamato Holdings Co. Ltd.	613,276	15,216
	Mitsubishi Heavy Industries Ltd.	520,925	14,963
*	Renesas Electronics Corp.	1,309,715	14,946
	TOTO Ltd.	267,392	14,810
	Rakuten Inc.	1,440,738	14,181
	Nissan Chemical Corp.	246,453	14,038
	Nihon M&A Center Inc.	236,546	13,698
*	Kintetsu Group Holdings Co. Ltd.	325,181	13,686
	Resona Holdings Inc.	3,919,009	13,604

		Shares	Market Value ($000)
	Hamamatsu Photonics KK	233,112	13,521
	Koito Manufacturing Co. Ltd.	209,126	13,493
	Kyowa Kirin Co. Ltd.	453,482	13,442
	Osaka Gas Co. Ltd.	725,491	13,416
	Taiyo Yuden Co. Ltd.	226,250	13,272
	Daiwa Securities Group Inc.	2,761,402	13,143
	Sumitomo Chemical Co. Ltd.	2,774,330	13,060
	Hankyu Hanshin Holdings Inc.	398,825	12,904
	Kansai Electric Power Co. Inc.	1,312,901	12,872
	Kobayashi Pharmaceutical Co. Ltd.	114,049	12,843
	Dentsu Group Inc.	398,520	12,711
	Daito Trust Construction Co. Ltd.	121,475	12,659
	Yakult Honsha Co. Ltd.	241,798	12,350
	Azbil Corp.	237,410	12,091
	AGC Inc.	340,091	11,814
	T&D Holdings Inc.	1,009,159	11,761
	Taisei Corp.	361,666	11,717
	Sekisui Chemical Co. Ltd.	648,081	11,689
	Trend Micro Inc.	212,090	11,672
	Asahi Intecc Co. Ltd.	346,567	11,379
	Yamaha Motor Co. Ltd.	515,184	11,366
	Nissin Foods Holdings Co. Ltd.	129,222	11,169
	Kajima Corp.	832,487	11,154
	CyberAgent Inc.	177,492	11,112
	Lixil Corp.	467,476	10,902
*	Tokyo Electric Power Co. Holdings Inc.	2,830,586	10,858
	Santen Pharmaceutical Co. Ltd.	650,900	10,765
	MonotaRO Co. Ltd.	214,528	10,750
	SBI Holdings Inc.	430,553	10,748
	Lion Corp.	464,570	10,618
	Kansai Paint Co. Ltd.	360,602	10,614
	Konami Holdings Corp.	172,319	10,560
	Capcom Co. Ltd.	167,485	10,508
	Tokyu Corp.	892,010	10,488
	Tobu Railway Co. Ltd.	371,386	10,480
	Obayashi Corp.	1,238,023	10,370
	Miura Co. Ltd.	180,650	10,286
	Ryohin Keikaku Co. Ltd.	429,246	10,264
	GMO Payment Gateway Inc.	70,435	10,035
	Oji Holdings Corp.	1,643,773	9,938
	Idemitsu Kosan Co. Ltd.	422,843	9,930
	Aisin Seiki Co. Ltd.	318,755	9,797
	Yokogawa Electric Corp.	452,893	9,791
	JSR Corp.	319,313	9,744
	Toho Gas Co. Ltd.	164,468	9,668
	TIS Inc.	434,080	9,652
	Inpex Corp.	1,664,598	9,636
	Nabtesco Corp.	214,443	9,619
	Hirose Electric Co. Ltd.	60,460	9,493
	Otsuka Corp.	188,441	9,488
	Tokyo Century Corp.	116,611	9,466
	Ricoh Co. Ltd.	1,247,995	9,462
	Brother Industries Ltd.	418,928	9,341
	Fuji Electric Co. Ltd.	234,366	9,339
*	PeptiDream Inc.	159,134	9,290
	Mitsui Chemicals Inc.	323,754	9,277
	Ibiden Co. Ltd.	199,160	9,242
	Pigeon Corp.	198,882	8,949

		Shares	Market Value ($000)
	Nippon Express Co. Ltd.	131,681	8,947
	Nagoya Railroad Co. Ltd.	350,058	8,916
	Isuzu Motors Ltd.	927,444	8,869
	Tosoh Corp.	513,542	8,806
	Keisei Electric Railway Co. Ltd.	258,531	8,778
	SUMCO Corp.	416,253	8,778
	Dai Nippon Printing Co. Ltd.	508,069	8,758
	Tsuruha Holdings Inc.	64,851	8,612
	Seiko Epson Corp.	499,758	8,513
	Hikari Tsushin Inc.	40,411	8,475
	Stanley Electric Co. Ltd.	267,940	8,382
	Hoshizaki Corp.	94,076	8,350
	Kose Corp.	51,393	8,260
	Keihan Holdings Co. Ltd.	181,135	8,258
	Kurita Water Industries Ltd.	203,402	8,256
	Square Enix Holdings Co. Ltd.	143,464	8,250
	Toyo Suisan Kaisha Ltd.	166,841	8,211
	Nisshin Seifun Group Inc.	482,704	8,125
	Kyushu Electric Power Co. Inc.	873,868	8,107
*	JFE Holdings Inc.	931,351	8,081
	NGK Insulators Ltd.	460,541	8,065
	Toho Co. Ltd. (XTKS)	207,807	8,049
	Suntory Beverage & Food Ltd.	230,115	8,038
	NH Foods Ltd.	183,478	7,863
	Hisamitsu Pharmaceutical Co. Inc.	130,996	7,846
	Nippon Building Fund Inc.	1,288	7,780
*	Mazda Motor Corp.	1,059,292	7,552
	Toppan Printing Co. Ltd.	526,407	7,487
	Tohoku Electric Power Co. Inc.	869,280	7,461
	USS Co. Ltd.	377,921	7,442
	NSK Ltd.	820,558	7,440
	Concordia Financial Group Ltd.	2,048,284	7,413
	Mitsubishi Gas Chemical Co. Inc.	321,679	7,360
	Hulic Co. Ltd.	650,303	7,352
	Keikyu Corp.	456,946	7,329
	Nippon Prologis REIT Inc.	2,248	7,328
	Shimizu Corp.	1,008,734	7,106
	Casio Computer Co. Ltd.	394,408	6,968
	Shizuoka Bank Ltd.	951,928	6,920
	Japan Real Estate Investment Corp.	1,134	6,910
	Kuraray Co. Ltd.	644,779	6,908
	Yamada Denki Co. Ltd.	1,353,917	6,902
	Chugoku Electric Power Co. Inc.	557,529	6,875
	Rinnai Corp.	65,716	6,864
	Kakaku.com Inc.	236,111	6,838
	Bank of Kyoto Ltd.	130,167	6,831
	Oracle Corp. Japan	57,551	6,781
	Marui Group Co. Ltd.	376,463	6,747
	NGK Spark Plug Co. Ltd.	361,002	6,734
	Nippon Shinyaku Co. Ltd.	90,813	6,686
	Nippon Yusen KK	282,948	6,517
	Sushiro Global Holdings Ltd.	188,900	6,462
	Denka Co. Ltd.	168,641	6,423
[1,4]	Anritsu Corp.	260,660	6,422
	THK Co. Ltd.	201,721	6,410
	Japan Post Insurance Co. Ltd.	324,739	6,378
	Showa Denko KK	267,308	6,377
	Alfresa Holdings Corp.	318,013	6,340

		Shares	Market Value ($000)
	Ito En Ltd.	101,423	6,329
[1,4]	Japan Post Bank Co. Ltd.	728,187	6,297
	Amada Co. Ltd.	552,785	6,224
	Welcia Holdings Co. Ltd.	181,548	6,151
	Kyushu Railway Co.	290,988	6,111
	Hakuhodo DY Holdings Inc.	421,098	6,102
	Tokyu Fudosan Holdings Corp.	1,077,970	6,091
*	ANA Holdings Inc.	284,934	6,059
	Teijin Ltd.	331,158	6,058
	Itochu Techno-Solutions Corp.	171,426	6,043
	Chiba Bank Ltd.	1,095,046	5,956
	Koei Tecmo Holdings Co. Ltd.	103,954	5,955
	COMSYS Holdings Corp.	199,189	5,900
	Takeda Pharmaceutic SPA ADR	331,955	5,852
	Sohgo Security Services Co. Ltd.	118,844	5,848
	Nomura Real Estate Master Fund Inc.	3,839	5,845
	Ebara Corp.	168,797	5,828
*	Skylark Holdings Co. Ltd.	353,944	5,815
	NOF Corp.	120,550	5,793
*	GLP J-REIT	3,542	5,706
	Sharp Corp.	274,590	5,704
	Haseko Corp.	482,502	5,687
*	Hitachi Metals Ltd.	354,759	5,660
	Sega Sammy Holdings Inc.	353,068	5,623
	Persol Holdings Co. Ltd.	298,591	5,600
*	Kawasaki Heavy Industries Ltd.	261,647	5,560
	Asics Corp.	315,435	5,552
	Iida Group Holdings Co. Ltd.	249,411	5,502
	Sumitomo Heavy Industries Ltd.	197,401	5,493
	Nichirei Corp.	189,320	5,486
	Taiheiyo Cement Corp.	219,746	5,471
	Hitachi Construction Machinery Co. Ltd.	187,539	5,467
	Matsumotokiyoshi Holdings Co. Ltd.	136,175	5,401
	Taisho Pharmaceutical Holdings Co. Ltd.	81,878	5,355
	Suzuken Co. Ltd.	138,209	5,353
	Mitsui OSK Lines Ltd.	196,065	5,323
	Medipal Holdings Corp.	258,257	5,288
	SCREEN Holdings Co. Ltd.	68,521	5,285
	Nifco Inc.	149,579	5,229
	NET One Systems Co. Ltd.	155,556	5,190
	Open House Co. Ltd.	127,783	5,144
	Fukuoka Financial Group Inc.	287,312	5,140
	Air Water Inc.	316,914	5,124
	Electric Power Development Co. Ltd.	312,006	5,094
	Tokai Carbon Co. Ltd.	350,443	5,059
	Sojitz Corp.	2,182,628	5,053
	Rohto Pharmaceutical Co. Ltd.	171,425	5,021
	Zensho Holdings Co. Ltd.	177,428	4,908
	TechnoPro Holdings Inc.	64,396	4,903
	Sumitomo Dainippon Pharma Co. Ltd.	299,947	4,876
	Taiyo Nippon Sanso Corp.	252,856	4,874
	Alps Alpine Co. Ltd.	363,507	4,858
	ZOZO Inc.	172,856	4,840
	House Foods Group Inc.	130,582	4,824
	Nankai Electric Railway Co. Ltd.	195,738	4,755
	Nikon Corp.	596,399	4,753
	Kyowa Exeo Corp.	181,119	4,729
	Cosmos Pharmaceutical Corp.	30,963	4,721

		Shares	Market Value ($000)
	Mitsubishi Materials Corp.	221,800	4,713
	Tokyo Tatemono Co. Ltd.	348,821	4,709
	Relo Group Inc.	188,606	4,693
	Sundrug Co. Ltd.	118,270	4,692
	Kagome Co. Ltd.	140,225	4,647
*	Japan Airlines Co. Ltd.	260,165	4,644
	Sumitomo Forestry Co. Ltd.	238,970	4,628
	Daiwa House REIT Investment Corp.	1,682	4,531
	Fancl Corp.	122,747	4,507
	Nomura Real Estate Holdings Inc.	199,419	4,454
	Kewpie Corp.	192,653	4,442
	Horiba Ltd.	67,295	4,406
	Japan Retail Fund Investment Corp.	2,315	4,393
	Tokyo Ohka Kogyo Co. Ltd.	65,178	4,380
	Nihon Unisys Ltd.	115,393	4,379
*	Japan Airport Terminal Co. Ltd.	82,783	4,355
	Justsystems Corp.	59,737	4,340
	Shimamura Co. Ltd.	38,867	4,317
	Hino Motors Ltd.	499,902	4,309
	JGC Holdings Corp.	380,354	4,309
	Penta-Ocean Construction Co. Ltd.	510,697	4,184
*	IHI Corp.	238,524	4,177
	Aozora Bank Ltd.	225,774	4,161
	SCSK Corp.	74,403	4,138
	Yamazaki Baking Co. Ltd.	224,670	4,136
	Sugi Holdings Co. Ltd.	62,428	4,103
	Lawson Inc.	84,258	4,092
	K's Holdings Corp	301,433	4,076
	Zeon Corp.	252,653	4,056
	Nihon Kohden Corp.	134,920	4,020
	GS Yuasa Corp.	135,825	4,013
	Calbee Inc.	134,195	3,969
	Isetan Mitsukoshi Holdings Ltd.	645,249	3,967
	Sanwa Holdings Corp.	347,872	3,966
	Ezaki Glico Co. Ltd.	90,118	3,960
	Zenkoku Hosho Co. Ltd.	88,268	3,940
	Ship Healthcare Holdings Inc.	68,251	3,927
	Mitsubishi UFJ Lease & Finance Co. Ltd.	793,723	3,884
	Goldwin Inc.	64,401	3,882
	Shinsei Bank Ltd.	316,344	3,878
	Coca-Cola Bottlers Japan Holdings Inc.	255,304	3,876
	Ulvac Inc.	84,646	3,825
	Tsumura & Co.	117,290	3,816
	Orix JREIT Inc.	2,261	3,791
	Mabuchi Motor Co. Ltd.	91,895	3,789
	Nishi-Nippon Railroad Co. Ltd.	136,057	3,712
*	Park24 Co. Ltd.	194,389	3,692
	Kinden Corp.	227,940	3,663
	Kaneka Corp.	100,536	3,611
	J Front Retailing Co. Ltd.	435,856	3,611
	Takara Holdings Inc.	307,780	3,588
	SHO-BOND Holdings Co. Ltd.	82,457	3,588
	JTEKT Corp.	402,464	3,576
	Morinaga Milk Industry Co. Ltd.	71,837	3,574
	Daicel Corp.	463,623	3,527
*	Seibu Holdings Inc.	383,308	3,520
	DIC Corp.	143,530	3,514
	United Urban Investment Corp.	2,560	3,483

		Shares	Market Value ($000)
	Toyoda Gosei Co. Ltd.	131,220	3,470
	Konica Minolta Inc.	797,662	3,460
	Mebuki Financial Group Inc.	1,779,573	3,445
	Mitsui Mining & Smelting Co. Ltd.	98,745	3,439
	Ube Industries Ltd.	179,376	3,408
	Aeon Mall Co. Ltd.	209,372	3,389
	SMS Co. Ltd.	89,899	3,336
	JCR Pharmaceuticals Co. Ltd.	101,216	3,334
	Sankyu Inc.	87,825	3,307
[1,4]	Mitsubishi Logistics Corp.	117,774	3,280
*	Sotetsu Holdings Inc.	139,399	3,272
	Advance Residence Investment Corp.	1,092	3,242
	FP Corp.	80,803	3,233
	Nippon Shokubai Co. Ltd.	57,300	3,209
	DeNA Co. Ltd.	168,782	3,151
	Credit Saison Co. Ltd.	276,090	3,149
	Kamigumi Co. Ltd.	178,403	3,147
	Seino Holdings Co. Ltd.	242,726	3,144
	As One Corp.	21,428	3,143
	OKUMA Corp.	52,163	3,132
	Ain Holdings Inc.	49,812	3,129
	Sawai Pharmaceutical Co. Ltd.	68,102	3,113
	Nippon Electric Glass Co. Ltd.	141,379	3,106
	Mani Inc.	116,938	3,099
	Hirogin Holdings Inc.	530,084	3,080
	Rengo Co. Ltd.	369,097	3,070
	Aica Kogyo Co. Ltd.	92,862	3,022
	Tokuyama Corp.	120,882	3,017
	Acom Co. Ltd.	680,617	2,992
	Furukawa Electric Co. Ltd.	110,074	2,968
	Dowa Holdings Co. Ltd.	81,014	2,963
	GMO internet Inc.	104,482	2,952
	Toda Corp.	418,159	2,951
	PALTAC Corp.	56,460	2,934
	Benefit One Inc.	102,568	2,907
	DMG Mori Co. Ltd.	184,465	2,896
	Sumitomo Rubber Industries Ltd.	311,443	2,866
	Industrial & Infrastructure Fund Investment Corp.	1,583	2,849
	Iyo Bank Ltd.	495,394	2,843
	Yokohama Rubber Co. Ltd.	180,063	2,836
	Toyo Seikan Group Holdings Ltd.	264,138	2,831
	Bic Camera Inc.	260,489	2,817
	Morinaga & Co. Ltd.	70,546	2,807
	Kyushu Financial Group Inc.	700,576	2,802
	Miraca Holdings Inc.	93,884	2,792
	Nippon Kayaku Co. Ltd.	294,476	2,780
	Amano Corp.	119,150	2,771
	Nagase & Co. Ltd.	190,541	2,732
	Toyo Tire Corp.	177,558	2,697
	NOK Corp.	204,039	2,662
	TS Tech Co. Ltd.	91,318	2,644
	ABC-Mart Inc.	46,321	2,635
	Japan Prime Realty Investment Corp.	740	2,611
	Pola Orbis Holdings Inc.	130,170	2,606
	Ushio Inc.	201,324	2,604
	Seven Bank Ltd.	1,176,481	2,592
	Hachijuni Bank Ltd.	807,477	2,582
	Daido Steel Co. Ltd.	62,655	2,564

		Shares	Market Value ($000)
*	Mitsubishi Motors Corp.	1,112,964	2,530
	Yaoko Co. Ltd.	38,401	2,519
	Cosmo Energy Holdings Co. Ltd.	113,339	2,510
	Izumi Co. Ltd.	69,828	2,509
	Sekisui House Reit Inc.	3,450	2,497
	AEON Financial Service Co. Ltd.	206,674	2,482
	Daiichikosho Co. Ltd.	71,133	2,454
*	Shochiku Co. Ltd.	17,896	2,454
	Fujitsu General Ltd.	98,647	2,452
	OSG Corp.	135,840	2,447
*	Kobe Steel Ltd.	525,167	2,443
	Yamaguchi Financial Group Inc.	428,757	2,438
	Benesse Holdings Inc.	125,409	2,421
	Nipro Corp.	204,566	2,412
	Maruichi Steel Tube Ltd.	111,141	2,400
	Chugoku Bank Ltd.	307,972	2,396
	Kaken Pharmaceutical Co. Ltd.	60,444	2,372
	Takashimaya Co. Ltd.	247,626	2,351
	Fuyo General Lease Co. Ltd.	33,334	2,310
	Kusuri no Aoki Holdings Co. Ltd.	28,190	2,308
	Activia Properties Inc.	571	2,283
	Gunma Bank Ltd.	736,742	2,272
	Fuji Oil Holdings Inc.	76,774	2,245
	Takara Bio Inc.	80,261	2,227
	Sankyo Co. Ltd.	77,860	2,224
	Nippo Corp.	89,144	2,221
	Fukuyama Transporting Co. Ltd.	56,372	2,198
	Kobe Bussan Co. Ltd.	77,988	2,160
*	LaSalle Logiport REIT	1,349	2,117
	Japan Logistics Fund Inc.	707	2,115
	Hokuhoku Financial Group Inc.	238,678	2,107
	Sapporo Holdings Ltd.	107,119	2,078
	Kyudenko Corp.	68,161	2,071
	Nippon Paper Industries Co. Ltd.	169,422	2,069
	Lintec Corp.	91,195	2,066
	Sumitomo Bakelite Co. Ltd.	57,079	2,047
	Nippon Accommodations Fund Inc.	372	2,047
	Ariake Japan Co. Ltd.	31,134	2,019
	Kenedix Office Investment Corp.	313	2,015
	Kokuyo Co. Ltd.	151,713	1,975
	NHK Spring Co. Ltd.	287,086	1,964
	Toyobo Co. Ltd.	154,993	1,945
	Hokuriku Electric Power Co.	294,751	1,929
	Hitachi Capital Corp.	76,904	1,897
	Sumitomo Osaka Cement Co. Ltd.	62,522	1,891
	Wacoal Holdings Corp.	94,249	1,880
	Maeda Corp.	229,467	1,879
	Kotobuki Spirits Co. Ltd.	34,437	1,865
	Canon Marketing Japan Inc.	83,118	1,824
	Shikoku Electric Power Co. Inc.	267,687	1,823
	Nisshinbo Holdings Inc.	242,736	1,805
	NS Solutions Corp.	55,976	1,798
	NEC Networks & System Integration Corp.	101,556	1,798
	Toyota Boshoku Corp.	110,265	1,783
	Glory Ltd.	91,585	1,775
	Resorttrust Inc.	124,999	1,770
	Pilot Corp.	60,873	1,751
*	Sanrio Co. Ltd.	114,764	1,710

		Shares	Market Value ($000)
	Hitachi Transport System Ltd.	57,946	1,703
	Elecom Co. Ltd.	35,512	1,682
	Shiga Bank Ltd.	91,904	1,681
	Mori Hills REIT Investment Corp.	1,175	1,638
	OBIC Business Consultants Co. Ltd.	25,677	1,635
	Kandenko Co. Ltd.	188,263	1,623
	Mochida Pharmaceutical Co. Ltd.	43,040	1,615
*	Toshiba TEC Corp.	43,361	1,611
	77 Bank Ltd.	127,912	1,608
	Megmilk Snow Brand Co. Ltd.	73,686	1,590
	Itoham Yonekyu Holdings Inc.	234,117	1,584
	Yamato Kogyo Co. Ltd.	62,515	1,580
	GungHo Online Entertainment Inc.	62,075	1,548
	Tokai Rika Co. Ltd.	89,984	1,474
	Kyoritsu Maintenance Co. Ltd.	44,784	1,450
	Matsui Securities Co. Ltd.	183,121	1,424
	Fuji Seal International Inc.	72,919	1,354
	Daiwa Office Investment Corp.	203	1,316
	ASKUL Corp.	36,711	1,296
	Orient Corp.	1,113,948	1,267
	Heiwa Corp.	89,659	1,257
	Kansai Mirai Financial Group Inc.	258,058	1,235
	Noevir Holdings Co. Ltd.	27,188	1,196
	Japan Aviation Electronics Industry Ltd.	76,181	1,182
	Kissei Pharmaceutical Co. Ltd.	53,196	1,172
	Tokyo Broadcasting System Holdings Inc.	58,917	1,148
	Maeda Road Construction Co. Ltd.	60,736	1,026
	Nissan Shatai Co. Ltd.	121,972	957
	SKY Perfect JSAT Holdings Inc.	211,552	929
	Ichigo Inc.	329,955	908
	Fuji Media Holdings Inc.	77,909	904
	TV Asahi Holdings Corp.	40,583	782
	Mitsubishi Shokuhin Co. Ltd.	24,011	650
	Nippon Television Holdings Inc.	39,651	456
			7,910,218
Kuwait (0.2%)
	National Bank of Kuwait SAKP	11,638,655	33,526
	Kuwait Finance House KSCP	7,219,788	17,058
	Mobile Telecommunications Co. KSCP	3,762,033	7,871
	Ahli United Bank BSC	9,314,115	6,877
	Agility Public Warehousing Co. KSC	1,870,808	4,626
	Boubyan Bank KSCP	1,645,897	3,125
	Gulf Bank KSCP	3,158,159	2,295
	Mabanee Co. KPSC	978,966	2,282
*	Humansoft Holding Co. KSC	177,747	2,131
	Boubyan Petrochemicals Co. KSCP	695,924	1,535
	Burgan Bank SAK	1,322,386	961
			82,287
Luxembourg (0.0%)
	Tenaris SA ADR	100,657	1,556
Malaysia (0.5%)
*	Public Bank Bhd.	28,077,095	29,046
	Malayan Banking Bhd.	10,908,000	21,039
	Tenaga Nasional Bhd.	7,086,300	16,884
	Top Glove Corp. Bhd.	9,762,000	16,238
*	CIMB Group Holdings Bhd.	12,700,073	12,036
	Petronas Chemicals Group Bhd.	5,145,968	8,507

		Shares	Market Value ($000)
	Hartalega Holdings Bhd.	2,675,700	8,491
	Sime Darby Plantation Bhd.	6,596,505	7,887
	Ihh Healthcare Bhd.	5,414,200	6,833
	Axiata Group Bhd.	8,184,724	6,725
	Press Metal Aluminium Holdings Bhd.	3,393,700	6,685
	DiGi.Com Bhd.	6,790,266	6,353
	Dialog Group Bhd.	8,378,700	6,280
	Maxis Bhd.	5,017,200	5,910
	IOI Corp. Bhd.	5,625,365	5,866
	Perlis Plantations Bhd.	1,200,260	5,484
	Kuala Lumpur Kepong Bhd.	836,600	4,796
	Hong Leong Bank Bhd.	1,119,100	4,771
	MISC Bhd.	3,036,735	4,467
	Genting Bhd.	4,217,600	4,140
	Petronas Gas	1,003,950	3,976
	Nestle Malaysia Bhd.	109,700	3,709
	RHB Bank Bhd.	2,740,000	3,448
	Sime Darby Bhd.	6,314,005	3,424
	Telekom Malaysia Bhd.	2,082,957	3,264
*	Gamuda Bhd.	3,980,000	3,243
	Genting Malaysia Bhd.	5,239,700	3,182
	Petronas Dagangan Bhd.	636,700	3,042
	QL Resources Bhd.	1,929,900	2,866
*	AMMB Holdings Bhd.	3,470,400	2,638
	HAP Seng Consolidated Bhd.	1,159,000	2,341
	IJM Corp. Bhd.	5,677,640	2,102
	Westports Holdings Bhd.	1,912,696	2,027
	Malaysia Airports Holdings Bhd.	1,582,000	2,014
*	Hong Leong Financial Group Bhd.	411,035	1,659
	Fraser & Neave Holdings Bhd.	184,700	1,454
*	YTL Corp. Bhd.	8,426,924	1,339
*	Alliance Bank Malaysia Bhd.	1,784,000	1,092
	IOI Properties Group Bhd.	3,387,500	1,086
	FGV Holdings Bhd.	3,272,500	1,057
	Sime Darby Property Bhd.	6,255,305	880
	British American Tobacco Malaysia Bhd.	248,700	804
	Astro Malaysia Holdings Bhd.	2,650,368	556
*	AirAsia Group Bhd.	2,772,300	473
			240,114
Mexico (0.5%)
	America Movil SAB de CV Series L	54,894,593	36,607
	Wal-Mart de Mexico SAB de CV	9,433,297	26,852
*	Grupo Financiero Banorte SAB de CV Class O	5,267,018	26,097
	Grupo Mexico SAB de CV Series B	5,786,933	24,798
	Fomento Economico Mexicano SAB de CV	3,336,427	22,738
*	Cemex SAB de CV ADR	1,380,660	7,911
	Grupo Bimbo SAB de CV Series A	4,138,940	7,778
*	Cemex SAB de CV Preference	13,505,377	7,748
	Grupo Elektra SAB de CV	113,912	7,702
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	718,327	7,240
	Fibra Uno Administracion SA	5,544,289	6,191
*	Grupo Televisa SAB	3,990,061	6,032
*	Grupo Aeroportuario del Sureste SAB de CV Class B	294,810	4,639
	Gruma SAB de CV Class B	385,286	4,230
	Coca-Cola Femsa SAB de CV	930,204	4,035
	Orbia Advance Corp. SAB de CV	1,818,979	3,920
	Arca Continental SAB de CV	795,883	3,613
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	603,672	3,563

		Shares	Market Value ($000)
	Alfa SAB de CV Class A	5,563,275	3,501
*	Industrias Penoles SAB de CV	230,666	3,452
*	Grupo Financiero Inbursa SAB de CV Class O	3,817,603	3,404
*	Infraestructura Energetica Nova SAB de CV	923,226	3,372
[3]	GMexico Transportes SAB de CV	2,221,314	3,191
	Promotora y Operadora de Infraestructura SAB de CV	393,152	2,955
	Kimberly-Clark de Mexico SAB de CV Class A	1,454,626	2,541
*	Telesites SAB de CV	2,284,944	2,295
	Becle SAB de CV	991,059	2,114
*	Grupo Carso SAB de CV	824,945	2,076
	Megacable Holdings SAB de CV	543,295	1,964
	Qualitas Controladora SAB de CV	221,849	1,166
	El Puerto de Liverpool SAB de CV Class C1	356,795	1,140
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,037,125	1,030
	Industrias Bachoco SAB de CV Class B	290,320	981
	Grupo Lala SAB de CV	1,106,133	807
*	Controladora Nemak SAB de CV	5,389,275	702
	Alpek SAB de CV	672,231	579
	Concentradora Fibra Danhos SA de CV	427,414	510
			249,474
Netherlands (2.5%)
	ASML Holding NV	724,606	386,834
*,3	Adyen NV	48,640	101,610
*	Prosus NV	784,718	91,679
*	Koninklijke Philips NV	1,651,442	90,019
*	ING Groep NV	7,093,258	63,069
	Koninklijke Ahold Delhaize NV	1,947,600	55,905
	Koninklijke DSM NV	313,915	54,876
*	Heineken NV	431,730	45,038
	Wolters Kluwer NV	485,834	40,368
	Akzo Nobel NV	347,110	35,336
*	ArcelorMittal SA	1,280,673	28,046
	NN Group NV	578,303	24,087
	ASM International NV	87,519	22,420
*	Unibail-Rodamco-Westfield	246,222	20,791
	Koninklijke KPN NV	6,040,912	18,872
*	Heineken Holding NV	192,457	16,961
[1]	Aegon NV	3,214,368	13,328
	IMCD NV	103,956	12,901
*	Randstad NV	203,113	12,690
*,3	Signify NV	231,861	11,063
	ASR Nederland NV	258,238	10,010
*	Galapagos NV	86,440	9,039
	Aalberts NV	174,583	7,881
*,3	ABN AMRO Bank NV GDR	753,427	7,869
	Koninklijke Vopak NV	119,008	6,023
*,3	Just Eat Takeaway.com NV	50,148	5,751
*	JDE Peet's NV	131,811	5,083
*,3	GrandVision NV	88,411	2,626
*	InPost SA	30,958	744
*	Galapagos NV (XBRU)	284	30
			1,200,949
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd. Class C	1,034,165	25,630
	Spark New Zealand Ltd.	3,390,078	11,639
	Meridian Energy Ltd.	2,269,063	11,582

		Shares	Market Value ($000)
*	Auckland International Airport Ltd.	2,173,470	11,563
*	a2 Milk Co. Ltd.	1,332,789	10,992
	Ryman Healthcare Ltd.	745,306	8,280
	Contact Energy Ltd.	1,283,285	7,490
*	Fletcher Building Ltd.	1,480,989	6,583
	Mercury NZ Ltd.	1,196,890	6,104
*	SKYCITY Entertainment Group Ltd.	1,324,807	2,886
	Kiwi Property Group Ltd.	2,764,861	2,548
*	Air New Zealand Ltd.	898,196	1,020
			106,317
Norway (0.4%)
*	DNB ASA	1,866,441	36,337
	Equinor ASA	1,747,393	31,315
	Telenor ASA	1,140,778	18,819
*	Mowi ASA	780,938	17,298
	Yara International ASA	314,793	14,638
	Orkla ASA	1,408,548	13,692
	Norsk Hydro ASA	2,462,704	10,876
	TOMRA Systems ASA	204,179	9,345
	Gjensidige Forsikring ASA	297,180	6,834
*	Adevinta ASA	415,480	6,165
*	Schibsted ASA Class B	176,412	5,675
	Salmar ASA	94,087	5,643
*	Schibsted ASA Class A	140,880	5,300
	Aker BP ASA	192,880	4,791
	Aker ASA Class A	42,251	3,317
	Leroy Seafood Group ASA	461,296	3,213
			193,258
Pakistan (0.0%)
*	Habib Bank Ltd.	1,185,352	1,052
	Fauji Fertilizer Co. Ltd.	1,138,822	782
	Oil & Gas Development Co. Ltd.	1,091,603	726
	Pakistan Petroleum Ltd.	1,225,773	698
			3,258
Philippines (0.2%)
	SM Investments Corp.	875,225	17,899
	SM Prime Holdings Inc.	16,550,523	12,111
	Ayala Land Inc.	14,514,301	11,337
	Ayala Corp.	594,727	9,495
	Bdo Unibank Inc.	3,561,771	7,437
	JG Summit Holdings Inc.	5,457,279	6,876
	Bank of The Philippine Islands	3,157,508	5,213
	International Container Terminal Services Inc.	1,926,775	4,744
	Universal Robina Corp.	1,633,199	4,583
	PLDT Inc.	159,891	4,362
	Metropolitan Bank & Trust Co.	3,218,956	3,005
	Jollibee Foods Corp.	712,588	2,627
	Manila Electric Co.	472,988	2,563
	Metro Pacific Investments Corp.	25,464,466	2,135
	Globe Telecom Inc.	51,317	2,069
	GT Capital Holdings Inc.	174,997	1,938
	San Miguel Corp.	683,885	1,737
	San Miguel Food and Beverage Inc.	1,173,698	1,659
	Megaworld Corp.	19,719,985	1,561
	Alliance Global Group Inc.	6,926,348	1,423
	Aboitiz Power Corp.	2,776,111	1,384
	LT Group Inc.	4,806,816	1,325

		Shares	Market Value ($000)
	Puregold Price Club Inc.	1,643,292	1,228
	Bloomberry Resorts Corp.	5,731,041	947
	DMCI Holdings Inc.	6,841,978	744
	Semirara Mining & Power Corp. Class A	2,283,100	582
			110,984
Poland (0.2%)
*	KGHM Polska Miedz SA	246,656	12,415
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,556,305	12,016
*,3	Allegro.eu SA	558,435	10,936
*,1	CD Projekt SA	113,819	9,282
	Polski Koncern Naftowy ORLEN SA	562,243	8,426
*	Powszechny Zaklad Ubezpieczen SA	1,012,606	8,083
*,3	Dino Polska SA	88,291	6,200
*,1	Bank Polska Kasa Opieki SA	290,409	4,943
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,082,421	4,666
	Cyfrowy Polsat SA	480,680	3,936
*	LPP SA	1,493	3,070
*	Santander Bank Polska SA	52,685	2,549
*	PGE Polska Grupa Energetyczna SA	1,294,334	2,260
[1]	Grupa Lotos SA	175,168	1,808
			90,590
Portugal (0.1%)
	EDP - Energias de Portugal SA	5,133,426	32,203
	Galp Energia SGPS SA	934,699	9,382
	EDP Renovaveis SA	266,268	7,292
	Jeronimo Martins SGPS SA	429,909	7,030
			55,907
Qatar (0.2%)
	Qatar National Bank QPSC	8,034,137	39,682
	Industries Qatar QSC	3,631,013	12,018
	Qatar Islamic Bank SAQ	2,123,773	9,670
	Masraf Al Rayan QSC	6,775,863	8,167
	Qatar Electricity & Water Co. QSC	911,983	4,455
	Qatar Fuel QSC	866,862	4,441
	Mesaieed Petrochemical Holding Co.	7,923,916	4,398
	Qatar Gas Transport Co. Ltd.	4,832,907	4,379
	Commercial Bank PSQC	3,482,063	4,079
	Ooredoo QPSC	1,521,618	3,483
	Qatar International Islamic Bank QSC	1,337,430	3,268
	Barwa Real Estate Co.	3,363,836	3,049
	Qatar Insurance Co. SAQ	2,789,086	1,871
*	Doha Bank QPSC	2,704,363	1,703
	Qatar Aluminum Manufacturing Co.	4,972,020	1,293
	United Development Co. QSC	3,001,729	1,289
*	Ezdan Holding Group QSC	2,640,510	1,233
	Vodafone Qatar QSC	2,870,458	1,182
			109,660
Romania (0.0%)
	Banca Transilvania SA	8,334,689	4,747
Russia (0.7%)
	Sberbank of Russia PJSC	13,898,376	47,149
	Gazprom PJSC ADR	6,934,241	38,547
	LUKOIL PJSC ADR	514,723	36,429
	Novatek PJSC	1,943,518	32,513
	MMC Norilsk Nickel PJSC ADR	742,378	23,835
	Sberbank of Russia PJSC ADR (XLON)	1,165,061	15,973

		Shares	Market Value ($000)
	Tatneft PJSC ADR	406,928	15,772
	Gazprom PJSC	5,111,077	14,364
[2]	Rosneft Oil Co. PJSC (Registered) GDR	1,744,072	10,763
	Lukoil PJSC	138,193	9,824
	Polyus PJSC (Registered) GDR	78,591	7,407
	Surgutneftegas PJSC Preference	13,426,700	7,079
	MMC Norilsk Nickel PJSC	19,518	6,283
*	Alrosa PJSC	4,556,300	5,984
	Magnit PJSC GDR (Registered)	399,596	5,941
*	Novolipetskiy Metallurgicheskiy Kombinat PJSC	2,064,807	5,713
	Transneft PJSC Preference	2,863	5,410
*	Moscow Exchange MICEX-RTS PJSC	2,595,264	5,366
	Severstal PAO GDR	304,457	5,084
	Surgutneftegas PJSC ADR	1,110,434	4,843
	Mobile TeleSystems PJSC	1,076,612	4,678
*	Inter Rao Ues PJSC	64,858,300	4,470
	Magnit PJSC	42,977	2,781
	PhosAgro PJSC GDR	168,205	2,632
	Mobile TeleSystems PJSC ADR	291,764	2,626
	Tatneft PJSC	351,046	2,256
*	Magnitogorsk Iron & Steel Works PJSC	3,227,678	2,199
*	United Co. Rusal International	4,778,250	2,183
*	RusHydro PJSC	210,194,634	2,155
	VTB Bank PJSC (Registered)	2,300,991	2,108
	Rosneft Oil Co. PJSC	337,780	2,107
	VTB Bank PJSC	4,359,448,867	2,102
*	Polyus PJSC	10,736	2,043
*	Aeroflot PJSC	1,823,891	1,677
*	Rostelecom PJSC	1,223,758	1,631
	Sistema PJSFC (Registered)	191,390	1,575
*	Federal Grid Co.	489,926,667	1,388
*	ROSSETI PJSC	54,338,896	1,144
	Surgutneftegas PJSC	2,242,000	989
	Rostelecom PJSC ADR	118,592	943
*	Tatneft PJSC Preference	151,173	906
	Unipro PJSC	22,147,100	825
	Severstal PAO PJSC	40,869	678
*	Bashneft PJSC Preference	40,875	637
	Sistema PJSFC	1,475,900	616
*	Mosenergo PJSC	17,194,000	490
	PhosAgro PJSC	9,922	478
	Sberbank of Russia PJSC ADR	2,249	31
			352,627
Saudi Arabia (0.8%)
	Saudi Basic Industries Corp.	1,624,786	44,369
	Al Rajhi Bank	2,213,243	43,002
[3]	Saudi Arabian Oil Co.	4,556,331	42,184
	Saudi Telecom Co.	1,085,621	32,711
*	National Commercial Bank	2,442,704	28,077
	Riyad Bank	2,666,548	15,142
	Samba Financial Group	1,777,657	14,265
	Saudi British Bank	1,758,890	12,546
	Banque Saudi Fransi	1,063,100	9,520
	SABIC Agri-Nutrients Co.	366,966	9,063
	Saudi Electricity Co.	1,397,307	8,240
*	Saudi Arabian Mining Co.	728,564	8,133
*	Alinma Bank	1,749,135	7,612
	Yanbu National Petrochemical Co.	426,313	7,273

		Shares	Market Value ($000)
	Almarai Co. JSC	461,858	6,627
	Arab National Bank	1,160,141	6,277
*	Etihad Etisalat Co.	697,393	5,310
*	Saudi Kayan Petrochemical Co.	1,326,989	5,091
	Savola Group	484,003	5,073
	Jarir Marketing Co.	108,973	5,070
	Bank AlBilad	663,021	4,899
	Dr Sulaiman Al Habib Medical Services Group Co.	142,781	4,384
	Mouwasat Medical Services Co.	87,064	3,337
*	Bupa Arabia for Cooperative Insurance Co.	106,676	3,322
	Sahara International Petrochemical Co.	665,889	3,257
	Advanced Petrochemical Co.	191,126	3,251
*	Mobile Telecommunications Co. Saudi Arabia	802,957	2,934
	Southern Province Cement Co.	120,082	2,848
	Saudi Industrial Investment Group	413,594	2,835
	Abdullah Al Othaim Markets Co.	83,485	2,772
	Bank Al-Jazira	751,313	2,708
	Saudi Cement Co.	141,737	2,496
*	Co. for Cooperative Insurance	111,332	2,340
*	National Industrialization Co.	616,328	2,212
*	Dar Al Arkan Real Estate Development Co.	958,674	2,196
	National Petrochemical Co.	216,888	2,001
	Qassim Cement Co.	81,044	1,948
	Arabian Centres Co. Ltd.	291,544	1,844
	Yanbu Cement Co.	140,916	1,761
*	Emaar Economic City	703,047	1,692
*	Rabigh Refining & Petrochemical Co.	403,788	1,505
	Saudi Airlines Catering Co.	73,116	1,495
*	Seera Group Holding	284,213	1,371
*	Saudi Research & Marketing Group	62,484	1,267
*	Saudi Ground Services Co.	151,632	1,259
	Saudia Dairy & Foodstuff Co.	24,978	1,067
	Dallah Healthcare Co.	68,233	998
*	Fawaz Abdulaziz Al Hokair & Co.	107,624	610
			380,194
Singapore (0.8%)
	DBS Group Holdings Ltd.	3,262,534	61,522
	Oversea-Chinese Banking Corp. Ltd.	6,304,702	48,863
	United Overseas Bank Ltd.	2,358,512	41,439
	Singapore Telecommunications Ltd.	13,645,830	24,174
	Wilmar International Ltd.	3,879,218	15,354
	Ascendas REIT	5,973,741	13,783
	CapitaLand Integrated Commercial Trust	8,141,505	13,007
	Singapore Exchange Ltd.	1,518,366	11,280
	CapitaLand Ltd.	4,676,928	11,242
	Keppel Corp. Ltd.	2,642,932	9,934
	Singapore Technologies Engineering Ltd.	2,866,493	7,992
	Venture Corp. Ltd.	476,582	7,083
*	Singapore Airlines Ltd.	2,248,856	6,937
	Genting Singapore Ltd.	10,804,590	6,934
	Mapletree Logistics Trust	4,666,938	6,922
	Mapletree Industrial Trust	2,898,696	6,242
	Mapletree Commercial Trust	3,930,203	6,080
	UOL Group Ltd.	888,018	4,875
	Frasers Logistics & Commercial Trust	4,437,534	4,797
	Keppel DC REIT	2,087,365	4,665
	City Developments Ltd.	834,991	4,510
	Suntec REIT	3,707,466	4,442

		Shares	Market Value ($000)
*	ComfortDelGro Corp. Ltd.	3,650,891	4,332
	NetLink NBN Trust	4,714,216	3,382
*	SATS Ltd.	1,129,317	3,260
	Keppel REIT	3,515,368	3,212
	Mapletree North Asia Commercial Trust	4,079,876	2,990
	Jardine Cycle & Carriage Ltd.	176,488	2,854
	Singapore Press Holdings Ltd.	2,808,537	2,485
	Ascott Residence Trust	3,115,391	2,449
	Sembcorp Industries Ltd.	1,650,902	2,040
	Hutchison Port Holdings Trust Class U	8,357,663	1,707
	Golden Agri-Resources Ltd.	11,432,420	1,553
*	Sembcorp Marine Ltd.	12,836,126	1,393
	Singapore Post Ltd.	2,585,052	1,339
	Olam International Ltd.	1,100,113	1,313
*	StarHub Ltd.	972,097	934
	Wing Tai Holdings Ltd.	633,998	904
*	SIA Engineering Co. Ltd.	402,016	571
	Frasers Property Ltd.	578,010	533
			359,328
South Africa (1.2%)
	Naspers Ltd. Class N	767,560	177,559
*	FirstRand Ltd.	8,868,157	27,853
	Sibanye Stillwater Ltd.	5,252,764	19,940
*	Standard Bank Group Ltd.	2,328,608	19,305
	Impala Platinum Holdings Ltd.	1,412,435	19,074
	Anglogold Ltd.	760,145	17,713
	Gold Fields Ltd.	1,582,733	14,840
*	Capitec Bank Holdings Ltd.	157,743	14,439
*	MTN Group	3,260,755	13,452
	Sanlam Ltd.	3,026,387	11,532
	Anglo American Platinum Ltd.	111,438	11,087
*	Sasol Ltd.	1,014,006	10,930
*	Bid Corp. Ltd.	606,897	10,078
*	Absa Group Ltd.	1,321,320	9,909
	Vodacom Group Ltd.	1,055,972	8,614
	Shoprite Holdings Ltd.	898,992	8,309
*	Northam Platinum Ltd.	633,168	7,866
[1]	Clicks Group Ltd.	438,735	7,209
*	Old Mutual Ltd.	7,981,512	6,881
	Multichoice Group	804,378	6,850
*	Aspen Pharmacare Holdings Ltd.	703,014	6,637
*	Bidvest Group Ltd.	631,904	6,514
	Remgro Ltd.	956,047	6,331
*	Discovery Ltd.	725,819	6,153
	Mr Price Group Ltd.	483,368	5,492
*	Nedbank Group Ltd.	640,706	5,170
*	Woolworths Holdings Ltd.	1,667,146	4,939
	Growthpoint Properties Ltd.	6,125,068	4,895
	Mondi plc	200,265	4,706
	Reinet Investments SCA	260,846	4,567
*	NEPI Rockcastle plc	747,449	4,518
	Exxaro Resources Ltd.	448,301	4,453
	SPAR Group Ltd.	343,741	4,395
	Tiger Brands Ltd.	312,295	4,105
*	Harmony Gold Mining Co. Ltd.	923,185	4,095
*	Foschini Group Ltd.	594,247	4,010
	Kumba Iron Ore Ltd.	95,539	3,827
	African Rainbow Minerals Ltd.	186,764	3,367

		Shares	Market Value ($000)
*	Life Healthcare Group Holdings Ltd.	2,442,738	3,119
	AVI Ltd.	573,942	2,858
*	Sappi Ltd.	964,112	2,721
*	Rand Merchant Investment Holdings Ltd.	1,311,620	2,608
*	Redefine Properties Ltd.	10,357,719	2,275
	Truworths International Ltd.	765,279	2,248
*	Netcare Ltd.	2,533,567	2,238
*	Barloworld Ltd.	353,454	2,200
	Pick n Pay Stores Ltd.	613,429	2,158
*	Momentum Metropolitan Holdings	1,801,649	1,959
	Fortress REIT Ltd. Class A	2,086,098	1,798
	Resilient REIT Ltd.	562,810	1,474
	Coronation Fund Managers Ltd.	452,008	1,456
*	Santam Ltd.	73,481	1,286
	PSG Group Ltd.	292,195	1,243
*,3	Pepkor Holdings Ltd.	1,267,173	1,233
	Investec Ltd.	482,807	1,222
*	Telkom SA SOC Ltd.	520,871	1,156
*,3	Dis-chem Pharmacies Ltd.	651,455	947
*	Distell Group Holdings Ltd.	145,773	893
*	Liberty Holdings Ltd.	210,867	853
	Ninety One Ltd.	247,975	759
*	Fortress REIT Ltd. Class B	1,449,035	249
*	Old Mutual Ltd. (XZIM)	274,103	234
			550,801
South Korea (4.0%)
	Samsung Electronics Co. Ltd. GDR	175,647	322,620
	Samsung Electronics Co. Ltd.	4,233,431	309,494
	SK Hynix Inc.	935,189	102,104
	Samsung Electronics Co. Ltd. Preference	1,423,189	92,817
	NAVER Corp.	239,557	73,096
	LG Chem Ltd.	82,980	67,683
	Samsung SDI Co. Ltd.	94,959	62,037
*	Celltrion Inc.	190,098	54,874
	Hyundai Motor Co.	252,455	51,473
	Kakao Corp.	97,506	38,305
	Kia Motors Corp.	465,040	34,082
*	Hyundai Mobis Co. Ltd.	116,376	32,980
	LG Electronics Inc.	199,604	27,251
*	NCSoft Corp.	30,364	25,726
*	SK Innovation Co. Ltd.	97,534	24,349
	LG Household & Health Care Ltd.	15,872	22,095
	POSCO ADR	376,313	20,618
	Samsung Electro-Mechanics Co. Ltd.	101,895	18,534
	Samsung C&T Corp.	151,407	17,545
*,3	Samsung Biologics Co. Ltd.	24,094	17,058
*	Celltrion Healthcare Co. Ltd.	130,600	16,730
	SK Holdings Co. Ltd.	56,945	15,824
	KB Financial Group Inc. ADR	430,128	15,596
	Hana Financial Group Inc.	524,654	15,296
*	LG Corp.	164,047	14,506
	KT&G Corp.	201,359	14,407
[1]	Shinhan Financial Group Co. Ltd. ADR	440,345	12,184
*	Amorepacific Corp.	58,800	11,720
	Shinhan Financial Group Co. Ltd.	422,475	11,586
	Samsung SDS Co. Ltd.	58,159	10,128
	KB Financial Group Inc.	272,441	9,837
	Samsung Fire & Marine Insurance Co. Ltd.	59,880	8,989

		Shares	Market Value ($000)
	SK Telecom Co. Ltd. ADR	323,070	7,805
	LG Display Co. Ltd.	400,304	7,781
	Samsung Life Insurance Co. Ltd.	114,971	7,248
	Woori Financial Group Inc.	916,940	7,214
	POSCO	31,995	7,023
*	Kumho Petrochemical Co. Ltd.	30,707	6,745
*	Korea Zinc Co. Ltd.	18,083	6,525
*	Hanwha Solutions Corp.	146,312	6,509
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	76,811	6,434
*	Coway Co. Ltd.	102,327	6,355
*	Lotte Chemical Corp.	27,029	6,286
*	HLB Inc.	77,755	6,248
	Hyundai Motor Co. Preference (XKRS)	66,572	6,109
	POSCO Chemical Co. Ltd.	49,683	5,949
	Hyundai Glovis Co. Ltd.	33,847	5,740
	Korea Electric Power Corp.	274,353	5,598
*	CJ CheilJedang Corp.	14,743	5,598
*	Mirae Asset Daewoo Co. Ltd.	654,787	5,546
*	Celltrion Pharm Inc.	33,654	5,258
*	E-MART Inc.	35,095	5,141
*	Yuhan Corp.	87,459	5,130
	LG Chem Ltd. Preference	12,243	5,103
*	Hankook Tire & Technology Co. Ltd.	134,348	4,925
*	Korea Investment Holdings Co. Ltd.	67,405	4,890
*	Hyundai Engineering & Construction Co. Ltd.	134,685	4,839
*	S-Oil Corp.	76,195	4,650
	Hyundai Steel Co.	132,791	4,594
*	Samsung Heavy Industries Co. Ltd.	805,094	4,466
*	Hanmi Pharm Co. Ltd.	13,096	4,462
	Hanon Systems	286,945	4,269
*	Orion Corp.Republic of Korea	38,780	4,157
	Hotel Shilla Co. Ltd.	57,109	4,143
	LG Innotek Co. Ltd.	23,244	4,134
*	Kangwon Land Inc.	192,924	4,055
*	Alteogen Inc.	32,899	3,887
*	Doosan Heavy Industries & Construction Co. Ltd.	370,649	3,873
	Samsung Securities Co. Ltd.	114,550	3,863
*	Korean Air Lines Co. Ltd.	149,625	3,831
*	LG Uplus Corp.	351,097	3,746
	Hyundai Motor Co. Preference	37,085	3,733
*	SKC Co. Ltd.	34,483	3,723
*	Mando Corp.	59,869	3,685
*	GS Engineering & Construction Corp.	107,455	3,659
*	SK Biopharmaceuticals Co. Ltd.	28,056	3,643
*,3	Netmarble Corp.	31,017	3,633
*	Hyundai Heavy Industries Holdings Co. Ltd.	17,276	3,630
	Korea Electric Power Corp. ADR	350,836	3,607
*	Fila Holdings Corp.	92,712	3,537
*	Korea Aerospace Industries Ltd.	116,667	3,237
*	Samsung Engineering Co. Ltd.	287,510	3,171
	Industrial Bank of Korea	446,347	3,120
*	GS Holdings Corp.	92,725	3,009
*	OCI Co. Ltd.	32,078	2,821
*	AMOREPACIFIC Group	52,250	2,751
*	Hanjin Kal Corp.	50,181	2,734
*	DL E&C Co. Ltd.	27,130	2,704
*	DB Insurance Co. Ltd.	81,480	2,679
*	Shinsegae Inc.	12,331	2,576

		Shares	Market Value ($000)
*	BNK Financial Group Inc.	524,311	2,575
	S-1 Corp.	34,276	2,471
	LG Household & Health Care Ltd. Preference	3,906	2,445
*	Hanwha Aerospace Co. Ltd.	64,264	2,335
*	NH Investment & Securities Co. Ltd.	236,899	2,334
*	Hanwha Corp.	80,694	2,312
*	CJ ENM Co. Ltd.	16,883	2,302
	Cheil Worldwide Inc.	125,639	2,163
*	Hyundai Wia Corp.	26,670	2,156
*	HDC Hyundai Development Co-Engineering & Construction Class E	83,732	2,041
*	CJ Logistics Corp.	13,576	2,035
	SK Telecom Co. Ltd.	9,146	1,995
*	Hyundai Department Store Co. Ltd.	27,645	1,932
*	Hyundai Marine & Fire Insurance Co. Ltd.	107,533	1,908
*	CJ Corp.	22,581	1,900
*	Lotte Shopping Co. Ltd.	20,096	1,892
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	85,955	1,875
*	Daewoo Engineering & Construction Co. Ltd.	346,213	1,825
*	Hanmi Science Co. Ltd.	24,933	1,790
*	LS Corp.	31,252	1,790
*	Doosan Infracore Co. Ltd.	239,359	1,740
*	BGF retail Co. Ltd.	11,076	1,679
*	DGB Financial Group Inc.	277,685	1,578
*	Hite Jinro Co. Ltd.	55,096	1,567
*	LOTTE Fine Chemical Co. Ltd.	31,847	1,545
*	Hanssem Co. Ltd.	18,111	1,532
	Dongsuh Cos. Inc.	55,235	1,521
	Samsung Card Co. Ltd.	57,236	1,517
*	GS Retail Co. Ltd.	48,347	1,499
	KCC Corp.	8,372	1,484
	NongShim Co. Ltd.	5,747	1,448
*	Hyundai Mipo Dockyard Co. Ltd.	36,929	1,421
	Lotte Corp.	46,891	1,359
	Posco International Corp.	91,633	1,352
	LG Electronics Inc. Preference	19,232	1,351
*	Korea Gas Corp.	47,377	1,314
*	Helixmith Co. Ltd.	52,977	1,207
*	SK Networks Co. Ltd.	260,798	1,203
*	DL Holdings Co. Ltd.	21,639	1,176
*	Ottogi Corp.	2,331	1,167
*	Doosan Bobcat Inc.	42,928	1,157
*	Hanwha Life Insurance Co. Ltd.	483,092	1,150
	Ssangyong Cement Industrial Co. Ltd.	194,380	1,119
*	NHN Corp.	17,810	1,109
*	Paradise Co. Ltd.	75,316	1,064
*	Amorepacific Corp. Preference	14,636	1,063
*,1,2	SillaJen Inc.	94,185	1,019
*	Korean Air Lines Co. Ltd. Rights Exp. 3/5/21	118,532	1,017
*	Mirae Asset Daewoo Co. Ltd. Preference	255,835	1,007
*	KEPCO Plant Service & Engineering Co. Ltd.	40,242	974
*	Solus Advanced Materials Co. Ltd.	20,228	846
	Medytox Inc.	7,633	828
*	Lotte Chilsung Beverage Co. Ltd.	6,546	679
	Samsung Fire & Marine Insurance Co. Ltd. Preference	4,525	535
*	Hanwha Corp. Preference	36,056	461
*	CJ CheilJedang Corp. Preference	1,095	200
*	Hanwha Solutions Corp. Rights Exp. 2/25/21	22,896	100
			1,928,389

		Shares	Market Value ($000)
Spain (1.5%)
	Iberdrola SA (XMAD)	10,772,934	145,857
*	Banco Santander SA	31,102,157	90,784
	Industria de Diseno Textil SA	1,907,520	56,574
	Banco Bilbao Vizcaya Argentaria SA	12,098,809	55,203
*	Amadeus IT Group SA	772,794	49,338
	Telefonica SA	9,041,987	39,015
[3]	Cellnex Telecom SA	620,087	36,327
	Repsol SA	2,525,165	24,806
	Ferrovial SA	883,349	21,177
*,3	Aena SME SA	127,881	19,721
	Siemens Gamesa Renewable Energy SA	409,370	16,794
	CaixaBank SA	6,535,498	16,492
	Red Electrica Corp. SA	789,742	14,996
	Endesa SA	566,180	14,470
[1]	Naturgy Energy Group SA	528,835	13,662
	ACS Actividades de Construccion y Servicios SA	408,443	12,729
[1]	Grifols SA	408,440	12,024
[1]	Enagas SA	456,432	10,055
*	Bankinter SA	1,264,567	7,098
	Merlin Properties Socimi SA	642,904	6,157
	Acciona SA	39,713	5,952
	Inmobiliaria Colonial Socimi SA	595,120	5,721
	Grifols SA Preference	305,275	5,411
	Bankia SA	2,196,026	3,764
[1]	Mapfre SA	1,789,757	3,285
	Zardoya Otis SA	319,981	2,106
*	Iberdrola SA	153,474	2,083
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 2/5/21	407,563	201
			691,802
Sweden (2.1%)
	Telefonaktiebolaget LM Ericsson Class B	5,433,882	68,420
*	Volvo AB Class B	2,763,379	68,086
	Investor AB Class B	873,999	64,107
	Atlas Copco AB Class A	1,152,398	62,521
*	Sandvik AB	1,956,944	48,738
	Assa Abloy AB Class B	1,664,705	41,171
	Hexagon AB Class B Class B	465,829	40,595
	Essity AB Class B	1,102,913	35,228
*	Swedbank AB Class A	1,815,669	34,163
*	Hennes & Mauritz AB Class B	1,597,237	34,148
	Atlas Copco AB Class B	672,507	31,487
*	Skandinaviska Enskilda Banken AB Class A	2,603,824	28,328
[3]	Evolution Gaming Group AB	285,378	27,771
*	Svenska Handelsbanken AB Class A	2,663,887	26,556
	Epiroc AB Class A	1,145,486	21,946
	Swedish Match AB	279,406	21,546
*	Kinnevik AB Class B	438,284	21,502
	Telia Co. AB	4,665,460	20,445
*	Svenska Cellulosa AB SCA Class B	1,122,016	19,764
	SKF AB Class B	699,892	19,156
	Nibe Industrier AB Class B	550,887	18,388
	Skanska AB Class B	656,234	16,957
	Boliden AB	500,582	16,403
*	Alfa Laval AB	571,336	14,973
	Investor AB Class A	190,093	13,924
	Tele2 AB Class B	980,145	13,527
*	Industrivarden AB Class A	367,358	12,365

		Shares	Market Value ($000)
	Castellum AB	496,492	11,912
	EQT AB	370,121	11,537
	Epiroc AB Class B	671,634	11,528
*,3	Sinch AB	72,192	10,600
	Electrolux AB Class B	424,323	10,367
*	Industrivarden AB Class C	321,672	10,230
*	Trelleborg AB Class B	452,108	10,225
	Elekta AB Class B	658,800	9,466
	Lundin Energy AB	346,491	9,412
	Husqvarna AB Class B	750,144	9,281
*	Fastighets AB Balder Class B	179,432	8,967
	Securitas AB Class B	569,746	8,779
	Holmen AB Class B	162,258	7,428
*	L E Lundbergforetagen AB Class B	138,507	7,275
	Lifco AB Class B	78,660	7,221
	ICA Gruppen AB	138,206	6,928
*	Swedish Orphan Biovitrum AB	323,927	6,116
	Sweco AB Class B	341,408	5,688
*	Volvo AB Class A	199,468	4,934
	Investment AB Latour Class B	216,797	4,859
*	Saab AB Class B	167,331	4,684
	Telefonaktiebolaget LM Ericsson Class A	76,343	1,068
*	Svenska Handelsbanken AB Class B	85,534	976
*	Skandinaviska Enskilda Banken AB Class C	33,291	371
*	Svenska Cellulosa AB SCA Class A	8,253	147
			1,022,214
Switzerland (5.7%)
	Nestle SA (Registered)	5,057,799	566,962
	Roche Holding AG	1,265,137	436,614
	Novartis AG (Registered)	3,897,817	352,928
	Zurich Insurance Group AG	270,200	108,039
	ABB Ltd. (Registered)	3,246,514	95,760
	UBS Group AG (Registered)	6,086,093	87,724
	Cie Financiere Richemont SA (Registered) Class A	926,714	86,077
*	Lonza Group AG (Registered)	134,573	85,952
	Sika AG (Registered)	250,784	68,241
	Givaudan SA (Registered)	16,767	67,550
*	Alcon Inc.	833,044	59,785
*	Credit Suisse Group AG (Registered)	4,231,803	55,511
	Partners Group Holding AG	40,223	47,495
	Swiss Re AG	508,925	44,868
	Geberit AG (Registered)	65,045	39,812
*	LafargeHolcim Ltd. (Registered) (XSWX)	700,405	37,875
	SGS SA (Registered)	10,763	32,644
	Logitech International SA (Registered)	267,623	27,795
*	Swiss Life Holding AG (Registered)	57,938	26,417
	Swisscom AG (Registered)	46,874	25,512
	Julius Baer Group Ltd.	396,508	23,991
*	Sonova Holding AG (Registered)	96,140	23,193
	Kuehne + Nagel International AG (Registered)	91,634	20,852
	Straumann Holding AG (Registered)	18,363	20,354
	Schindler Holding AG	74,604	19,690
	Adecco Group AG (Registered)	284,923	17,798
	Roche Holding AG (Bearer)	47,693	16,803
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,884	16,323
	Chocoladefabriken Lindt & Spruengli AG (Registered)	175	16,281
	Swatch Group AG (Bearer)	55,418	15,963
	Temenos AG (Registered)	110,521	13,956

		Shares	Market Value ($000)
	Baloise Holding AG (Registered)	83,097	13,916
*	SIG Combibloc Group AG	584,135	13,864
	Swiss Prime Site AG (Registered)	138,955	13,505
	Vifor Pharma AG	94,927	12,891
*,3	VAT Group AG	46,042	12,783
*	LafargeHolcim Ltd. (Registered)	230,997	12,461
	Barry Callebaut AG (Registered)	5,397	11,969
	EMS-Chemie Holding AG (Registered)	12,590	11,875
	PSP Swiss Property AG (Registered)	80,983	10,361
	Georg Fischer AG (Registered)	7,283	9,097
	Schindler Holding AG (Registered)	33,980	8,939
	Clariant AG (Registered)	395,798	8,409
	Helvetia Holding AG (Registered)	62,879	6,298
*	Flughafen Zurich AG (Registered)	34,397	5,668
	Banque Cantonale Vaudoise (Registered)	50,549	5,349
	DKSH Holding AG	63,669	5,121
	Swatch Group AG (Registered)	66,695	3,756
	OC Oerlikon Corp. AG (Registered)	343,054	3,526
	Sulzer AG (Registered)	31,437	3,387
			2,731,940
Taiwan (4.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,534,413	551,022
	Taiwan Semiconductor Manufacturing Co. Ltd.	20,760,540	438,741
	Hon Hai Precision Industry Co. Ltd.	21,647,823	86,096
	MediaTek Inc.	2,675,700	83,572
	Delta Electronics Inc.	3,948,676	39,746
	Formosa Plastics Corp.	8,796,873	27,319
[1]	United Microelectronics Corp. ADR	2,929,003	26,507
	Nan Ya Plastics Corp.	10,288,615	24,108
	Chinatrust Financial Holding Co. Ltd.	33,051,939	22,391
	Fubon Financial Holding Co. Ltd.	13,353,861	21,683
	Cathay Financial Holding Co. Ltd.	14,989,661	21,321
	Uni-President Enterprises Corp.	8,696,487	21,110
	Mega Financial Holding Co. Ltd.	19,789,777	19,876
	Largan Precision Co. Ltd.	185,848	19,453
	ASE Technology Holding Co. Ltd.	5,734,449	18,883
	E.Sun Financial Holding Co. Ltd.	21,750,239	18,330
	China Steel Corp.	22,360,234	18,307
	Chunghwa Telecom Co. Ltd. ADR	460,064	17,804
	Formosa Chemicals & Fibre Corp.	6,203,306	17,144
	Yageo Corp.	815,000	16,638
	Yuanta Financial Holding Co. Ltd.	21,187,272	15,018
	Novatek Microelectronics Corp.	1,069,916	15,003
	Quanta Computer Inc.	4,903,598	14,107
	Realtek Semiconductor Corp.	854,768	13,750
	First Financial Holding Co. Ltd.	18,404,359	13,260
	Asustek Computer Inc.	1,297,026	13,254
	Taiwan Cement Corp.	9,196,102	13,163
	Chailease Holding Co. Ltd.	2,331,895	12,889
	United Microelectronics Corp.	6,695,978	11,998
	Taiwan Cooperative Financial Holding Co. Ltd.	17,483,650	11,954
	Hotai Motor Co. Ltd.	572,000	11,526
	Win Semiconductors Corp.	727,000	10,673
	Hua Nan Financial Holdings Co. Ltd.	17,404,749	10,659
	Taiwan Mobile Co. Ltd.	3,002,713	10,310
	Silergy Corp.	109,000	10,164
	Pegatron Corp.	3,623,038	10,138
	President Chain Store Corp.	1,037,904	9,890

		Shares	Market Value ($000)
	Catcher Technology Co. Ltd.	1,364,153	9,619
	Accton Technology Corp.	990,000	9,503
	Airtac International Group	263,000	9,357
	Advantech Co. Ltd.	743,536	9,169
	Taishin Financial Holding Co. Ltd.	19,119,440	8,524
	Globalwafers Co. Ltd.	382,000	8,392
	China Development Financial Holding Corp.	25,837,318	8,219
	Shanghai Commercial & Savings Bank Ltd.	5,982,000	7,974
	Chunghwa Telecom Co. Ltd.	2,033,207	7,848
	Formosa Petrochemical Corp.	2,430,580	7,713
	Sinopac Holdings Co.	19,372,229	7,573
	Lite-On Technology Corp.	3,777,767	7,399
	Unimicron Technology Corp.	2,334,975	7,186
	Walsin Technology Corp.	912,000	7,160
*	Innolux Corp.	15,376,370	7,144
	Chang Hwa Bank	11,905,155	7,030
	Hiwin Technologies Corp.	482,831	6,811
	Far Eastern New Century Corp.	7,205,819	6,674
	Vanguard International Semiconductor Corp.	1,668,466	6,624
	Far EasTone Telecommunications Co. Ltd.	2,898,643	6,207
	Shin Kong Financial Holdings Co. Ltd.	21,273,015	6,105
	Asia Cement Corp.	4,158,519	5,935
	Micro-Star International Co. Ltd.	1,229,000	5,706
	Wistron Corp.	5,075,445	5,655
	Compal Electronics Inc.	7,378,510	5,644
	Parade Technologies Ltd.	124,000	5,317
	Foxconn Technology Co. Ltd.	1,953,925	5,206
	Eclat Textile Co. Ltd.	358,398	5,179
	Giant Manufacturing Co. Ltd.	530,625	5,148
	Feng TAY Enterprise Co. Ltd.	802,532	5,136
*	AU Optronics Corp. ADR	946,195	4,920
*	Acer Inc.	5,108,396	4,919
*	Evergreen Marine Corp. Taiwan Ltd.	4,385,300	4,874
	Cheng Shin Rubber Industry Co. Ltd.	3,358,222	4,781
	Pou Chen Corp.	4,765,125	4,756
	ASMedia Technology Inc.	70,000	4,734
	Inventec Corp.	5,517,064	4,581
	Zhen Ding Technology Holding Ltd.	1,123,000	4,555
	Wiwynn Corp.	155,000	4,552
	China Life Insurance Co. Ltd.	5,503,998	4,457
	Powertech Technology Inc.	1,285,000	4,456
	Nanya Technology Corp.	1,491,600	4,242
	Synnex Technology International Corp.	2,412,889	3,889
	Taiwan High Speed Rail Corp.	3,728,000	3,845
	Chicony Electronics Co. Ltd.	1,050,337	3,239
*	Oneness Biotech Co. Ltd.	491,000	3,215
	Nien Made Enterprise Co. Ltd.	244,000	3,212
	Walsin Lihwa Corp.	5,461,000	3,204
*	AU Optronics Corp.	6,040,000	3,176
	Teco Electric and Machinery Co. Ltd.	3,208,000	3,071
	Taiwan Business Bank	9,404,840	3,055
*	ENNOSTAR Inc.	915,000	2,696
	Genius Electronic Optical Co. Ltd.	150,000	2,570
	Taiwan Fertilizer Co. Ltd.	1,286,000	2,307
	momo.com Inc.	82,000	2,304
	Eternal Materials Co. Ltd.	1,820,104	2,158
	Eva Airways Corp.	4,450,188	1,992
	Formosa Taffeta Co. Ltd.	1,907,000	1,979

		Shares	Market Value ($000)
	Wan Hai Lines Ltd.	1,296,702	1,975
*	China Airlines Ltd.	4,903,913	1,920
	Capital Securities Corp.	3,704,587	1,768
*	Taiwan Glass Industry Corp.	2,880,089	1,636
	ASE Technology Holding Co. Ltd. ADR	225,217	1,500
	Taiwan Secom Co. Ltd.	483,725	1,492
	Far Eastern International Bank	4,059,710	1,486
*	Yulon Motor Co. Ltd.	971,377	1,414
*	HTC Corp.	1,211,570	1,227
*	Transcend Information Inc.	493,455	1,085
*	OBI Pharma Inc.	238,790	971
*	TPK Holding Co. Ltd.	580,422	879
	U-Ming Marine Transport Corp.	732,000	816
*	China Motor Corp.	480,642	796
	Yulon Nissan Motor Co. Ltd.	50,633	443
			2,050,111
Thailand (0.6%)
	PTT PCL	25,473,878	31,958
	Siam Cement PCL (Registered)	1,543,474	19,450
*	CP ALL PCL	9,513,275	18,160
	Airports of Thailand PCL	7,835,651	15,512
	Delta Electronics Thailand PCL	839,256	14,735
	Advanced Info Service PCL	1,988,696	11,406
*	Bangkok Dusit Medical Services PCL Class F	16,091,000	11,102
	Siam Commercial Bank PCL	2,995,244	9,388
	PTT Exploration & Production PCL	2,639,961	9,065
*	Kasikornbank PCL	2,087,218	8,811
[1]	Gulf Energy Development PCL	7,654,740	8,546
*	PTT Global Chemical PCL	3,944,087	7,733
	Central Pattana PCL	4,515,082	7,359
*	Minor International PCL	8,413,407	6,946
	Energy Absolute PCL	3,017,741	6,521
	Charoen Pokphand Foods PCL	6,448,428	5,857
	Intouch Holdings PCL NVDR	3,094,304	5,775
	Krungthai Card PCL	2,430,921	5,258
*	Kasikornbank PCL NVDR	1,155,637	4,879
	Home Product Center PCL	10,473,092	4,776
[1]	Krung Thai Bank PCL	12,138,362	4,644
	BTS Group Holdings PCL	14,632,721	4,610
*	Central Retail Corp. PCL	4,146,497	4,239
*	Bangkok Expressway & Metro PCL	15,335,182	4,167
*,1	Bangkok Bank PCL NVDR	1,035,900	3,912
	Indorama Ventures PCL	3,344,415	3,895
	Siam Commercial Bank PCL NVDR	1,230,600	3,857
*	Thai Oil PCL	2,086,479	3,771
	Digital Telecommunications Infrastructure Fund Class F	8,186,539	3,495
*	Bangkok Bank PCL (Registered)	902,802	3,409
	Global Power Synergy PCL Class F	1,297,152	3,378
	TMB Bank PCL	91,395,296	3,345
[1]	Bumrungrad Hospital PCL	653,605	2,733
	Electricity Generating PCL	447,079	2,656
[1]	Banpu PCL (Registered)	7,120,406	2,460
*	Muangthai Capital PCL	1,118,262	2,445
	Sri Trang Gloves Thailand PCL	1,741,010	2,311
	Thai Union Group PCL Class F	5,016,463	2,306
	Ratch Group PCL	1,384,428	2,284
	Srisawad Corp. PCL	1,009,104	2,249
[1]	IRPC PCL	19,107,389	2,158

		Shares	Market Value ($000)
*	Asset World Corp. PCL	13,585,108	2,079
	Osotspa PCL	1,740,391	2,072
	Carabao Group PCL Class F	416,977	2,017
	B Grimm Power PCL	1,162,052	1,973
[1]	Berli Jucker PCL	1,761,282	1,954
	True Corp. PCL	18,275,162	1,948
	Intouch Holdings PCL Class F	968,097	1,807
	Land & Houses PCL NVDR	6,369,900	1,653
*,3	Central Retail Corp. PCL (XBKK)	1,406,400	1,438
	Land & Houses PCL (Registered)	5,504,708	1,429
	Total Access Communication PCL	1,198,949	1,298
	Siam City Cement PCL	152,339	690
	Siam Makro PCL	524,310	664
*	Bangkok Life Assurance PCL	716,902	561
*	Minor International PCL Warrants Exp. 7/31/23	330,048	78
*	Bangkok Life Assurance PCL NVDR	83,800	66
*	Minor International PCL Warrants Exp. 9/30/21	322,731	3
*,2	BTS Group Holdings PCL Warrants Exp. 2/16/21	1,374,224	—
			303,291
Turkey (0.1%)
	BIM Birlesik Magazalar AS	818,646	8,057
*	Turkiye Garanti Bankasi AS	3,825,484	4,846
	Eregli Demir ve Celik Fabrikalari TAS	2,432,518	4,753
	Turkcell Iletisim Hizmetleri AS	2,010,892	4,403
	KOC Holding AS	1,533,569	4,200
*	Akbank TAS	4,618,562	3,997
*	Turkiye Petrol Rafinerileri AS	223,768	3,025
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,156,194	2,730
	Turkiye Sise ve Cam Fabrikalari AS	2,594,101	2,555
	Haci Omer Sabanci Holding AS	1,588,763	2,277
	Ford Otomotiv Sanayi AS	113,244	2,219
*	Turkiye Is Bankasi AS Class C	2,493,350	2,080
*	Turk Hava Yollari AO	1,039,895	1,716
*	Petkim Petrokimya Holding AS	2,280,255	1,559
*	Arcelik AS	339,548	1,528
*	Enka Insaat ve Sanayi AS	1,257,961	1,336
*	Koza Altin Isletmeleri AS	84,344	1,323
	Anadolu Efes Biracilik Ve Malt Sanayii AS	350,145	1,185
*	Coca-Cola Icecek AS	113,188	1,142
	Tofas Turk Otomobil Fabrikasi AS	218,952	1,078
*	Yapi ve Kredi Bankasi AS	2,717,184	1,057
	Turk Telekomunikasyon AS	883,304	952
	Tekfen Holding AS	303,097	744
	TAV Havalimanlari Holding AS	243,346	708
*	Turkiye Vakiflar Bankasi TAO Class D	1,160,767	683
	Iskenderun Demir ve Celik AS	273,450	421
			60,574
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	7,919,560	32,306
	Emirates Telecommunications Group Co. PJSC	3,180,396	17,177
	Emirates NBD Bank PJSC	4,547,844	14,584
	Abu Dhabi Commercial Bank PJSC	4,876,470	8,524
*	Emaar Properties PJSC	6,478,610	6,686
	Aldar Properties PJSC	7,028,607	6,681
	Dubai Islamic Bank PJSC	3,253,460	4,444
	Abu Dhabi Islamic Bank PJSC	2,538,128	3,455
*	Emaar Malls PJSC	3,735,923	1,836

		Shares	Market Value ($000)
	Dubai Investments PJSC	3,858,174	1,733
	Air Arabia PJSC	4,010,189	1,389
	Dana Gas PJSC	6,943,907	1,284
*	Emaar Development PJSC	1,361,907	1,087
*	DAMAC Properties Dubai Co. PJSC	2,890,982	1,077
	Dubai Financial Market PJSC	2,767,106	924
			103,187
United Kingdom (9.0%)
	AstraZeneca plc	2,387,975	243,600
*	HSBC Holdings plc	37,070,857	193,977
	Diageo plc	4,166,291	167,265
	GlaxoSmithKline plc	8,958,323	166,368
	Unilever plc	2,597,169	150,971
	British American Tobacco plc	4,145,116	150,625
	Rio Tinto plc	1,970,963	149,531
	Royal Dutch Shell plc Class A	7,344,586	135,906
	BP plc	36,009,422	133,809
	Royal Dutch Shell plc Class B	6,848,208	119,354
	Unilever plc (XLON)	2,022,630	117,829
	BHP Group plc	3,772,951	103,399
	Reckitt Benckiser Group plc	1,144,334	97,015
	Vodafone Group plc	48,745,059	83,244
	Prudential plc	4,737,672	75,800
	National Grid plc	6,374,417	74,043
	Anglo American plc	2,229,593	73,339
	London Stock Exchange Group plc	572,343	67,946
*	Glencore plc	19,570,216	65,328
*	Compass Group plc	3,242,014	57,911
	Experian plc	1,646,424	57,547
*	Lloyds Banking Group plc	127,831,435	57,362
	Tesco plc	17,526,872	57,355
*	Barclays plc	31,372,064	57,229
	CRH plc (XDUB)	1,358,994	56,090
	Ferguson plc	407,692	47,337
	RELX plc	1,878,984	46,521
	Ashtead Group plc	813,049	40,804
	SSE plc	1,878,728	38,057
	RELX plc (XLON)	1,494,869	37,342
	BAE Systems plc	5,828,936	36,779
	Legal & General Group plc	10,735,696	35,706
	Imperial Brands plc	1,712,419	34,371
	Smith & Nephew plc	1,590,554	33,487
*	Ocado Group plc	881,661	33,469
	Aviva plc	7,111,576	32,529
*	Flutter Entertainment plc (XDUB)	174,486	32,453
*	Standard Chartered plc	4,689,172	28,373
	Segro plc	2,173,282	28,284
*	BT Group plc	15,805,782	27,102
	3i Group plc	1,729,165	26,203
*	Next plc	231,063	24,394
	Halma plc	690,753	23,283
*	Rentokil Initial plc	3,384,268	22,969
	WPP plc	2,158,630	22,557
	Smurfit Kappa Group plc	467,032	22,271
	Intertek Group plc	294,327	22,167
	Croda International plc	245,504	21,093
*	InterContinental Hotels Group plc	332,191	20,465
	Spirax-Sarco Engineering plc	133,664	20,209

		Shares	Market Value ($000)
	Persimmon plc	576,950	20,083
*	Melrose Industries plc	8,737,327	19,983
	Bunzl plc	611,263	19,621
*,3	Just Eat Takeaway.com NV (XLON)	164,426	18,802
*	Informa plc	2,705,809	18,411
*	Associated British Foods plc	631,747	18,249
*	Entain plc	1,054,266	17,842
	RSA Insurance Group plc	1,878,306	17,316
*	Burberry Group plc	729,104	17,088
*	Rolls-Royce Holdings plc	13,564,879	16,929
*	Natwest Group plc	8,242,114	16,547
	Standard Life Aberdeen plc	3,983,977	16,401
	Mondi plc (XLON)	684,932	16,130
*	Barratt Developments plc	1,830,348	15,940
	Sage Group plc	1,975,998	15,911
	United Utilities Group plc	1,249,358	15,748
*	St. James's Place plc	967,804	15,489
	Hargreaves Lansdown plc	651,524	15,179
	Pearson plc	1,348,106	14,936
	Admiral Group plc	377,996	14,897
*	Kingfisher plc	3,824,191	14,517
	Johnson Matthey plc	346,489	13,939
	Smiths Group plc	721,405	13,933
*	Whitbread plc	366,162	13,915
	Polymetal International plc	642,384	13,865
	Severn Trent plc	438,378	13,858
	DCC plc	178,325	13,415
*,3	Auto Trader Group plc	1,725,404	13,302
*	Taylor Wimpey plc	6,546,949	13,067
*	Rightmove plc	1,583,706	12,964
	Antofagasta plc	629,295	12,273
	Berkeley Group Holdings plc	213,161	12,191
*	Weir Group plc	468,314	12,099
	Intermediate Capital Group plc	507,471	11,770
*	DS Smith plc	2,321,353	11,522
	B&M European Value Retail SA	1,548,474	11,319
	M&G plc	4,695,432	11,265
	Land Securities Group plc	1,299,082	10,877
*	Coca-Cola HBC AG	356,432	10,523
	British Land Co. plc	1,691,660	10,345
	AVEVA Group plc	204,719	10,160
	Direct Line Insurance Group plc	2,468,746	10,133
	Hikma Pharmaceuticals plc	304,433	9,997
	Pennon Group plc	777,007	9,922
	Wm Morrison Supermarkets plc	4,030,481	9,884
	J Sainsbury plc	2,948,206	9,846
*	ITV plc	6,784,798	9,808
*	Howden Joinery Group plc	1,041,577	9,550
	Schroders plc	199,931	9,324
	Phoenix Group Holdings plc	980,427	9,035
*	Travis Perkins plc	460,071	8,466
	Bellway plc	224,453	8,442
	IMI plc	486,422	8,278
	Tate & Lyle plc	847,194	7,979
*	JD Sports Fashion plc	783,815	7,979
	Derwent London plc	183,730	7,953
[3]	ConvaTec Group plc	2,882,236	7,886
*	Hiscox Ltd.	608,838	7,766

		Shares	Market Value ($000)
*	Meggitt plc	1,409,577	7,622
*	Centrica plc	10,677,759	7,546
	Evraz plc	1,055,269	7,215
	HomeServe plc	502,857	7,169
[3]	Quilter plc	3,237,940	6,859
[3]	Avast plc	999,402	6,444
*	Renishaw plc	61,856	5,068
	Ashmore Group plc	812,989	5,009
[1]	TUI AG	1,030,219	4,943
	Fresnillo plc	331,484	4,467
*	easyJet plc	411,783	4,078
*	International Consolidated Airlines Group SA	2,048,707	3,981
	KAZ Minerals plc	396,124	3,918
*,2	NMC Health plc	140,418	—
			4,300,256
Total Common Stocks (Cost $36,108,599)			47,295,735
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 0.107% (Cost $643,579)	6,435,979	643,598
Total Investments (100.3%) (Cost $36,752,178)			47,939,333
Other Assets and Liabilities—Net (-0.3%)			(130,995)
Net Assets (100%)			47,808,338
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $270,803,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $1,291,149,000, representing 2.7% of net assets.
4	Collateral of $304,734,000 was received for securities on loan.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2021	2,055	86,736	(751)
E-mini S&P 500 Index	March 2021	806	149,319	(3,999)
FTSE 100 Index	March 2021	528	46,018	(1,024)
MSCI EAFE Index	March 2021	272	28,771	(1,270)
MSCI Emerging Markets Index	March 2021	1,908	126,510	6,927
S&P ASX 200 Index	March 2021	246	30,744	(324)
Topix Index	March 2021	375	64,585	1,858
				1,417

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	4/6/21	AUD	26,619	USD	20,693	—	(342)
Morgan Stanley Capital Services Inc.	4/6/21	CAD	5,719	USD	4,513	—	(40)
BNP Paribas	4/6/21	EUR	73,816	USD	91,065	—	(1,349)
Bank of America, N.A.	4/6/21	GBP	24,382	USD	33,112	307	—
BNP Paribas	4/7/21	HKD	46,280	USD	5,970	—	—
BNP Paribas	4/6/21	JPY	3,641,534	USD	35,144	—	(354)
Standard Chartered Bank	4/6/21	JPY	395,280	USD	3,827	—	(50)
BNP Paribas	4/6/21	USD	917	CAD	1,159	11	—
UBS AG	4/6/21	USD	54,432	CHF	47,881	570	—
Morgan Stanley Capital Services Inc.	4/6/21	USD	10,414	EUR	8,482	104	—
BNP Paribas	4/6/21	USD	10,408	EUR	8,482	98	—
Standard Chartered Bank	4/7/21	USD	16,890	HKD	130,931	1	—
Goldman Sachs International	4/6/21	USD	4,597	KRW	5,038,794	92	—
HSBC Bank plc	4/6/21	USD	3,998	ZAR	60,955	7	—
						1,190	(2,135)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
ZAR—South African rand.

At January 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $423,000 and cash of $110,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	3,541,428	60,328	145	3,601,901
Common Stocks—Other	2,509,271	41,179,530	5,033	43,693,834
Temporary Cash Investments	643,598	—	—	643,598
Total	6,694,297	41,239,858	5,178	47,939,333
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	1,190	—	1,190
Liabilities
Futures Contracts[1]	10,659	—	—	10,659
Forward Currency Contracts	—	2,135	—	2,135
Total	10,659	2,135	—	12,794
1	Represents variation margin on the last day of the reporting period.